OMB APPROVAL
OMB Number: 3235-0570
Expires: August 31, 2011
Estimated average burden hours per response: 18.9

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES
Investment Company Act file number 811-09913
AIM Counselor Series Trust

(Exact name of registrant as specified in charter)
11 Greenway Plaza, Suite 100 Houston, Texas 77046

(Address of principal executive offices) (Zip code)
Philip A. Taylor 11 Greenway Plaza, Suite 100 Houston, Texas 77046

(Name and address of agent for service)
Registrant’s telephone number, including area code: (713) 626-1919
Date of fiscal year end: 8/31
Date of reporting period: 2/28/10

Item 1. Reports to Stockholders.

AIM Core Plus Bond Fund
Semiannual Report to Shareholders  ▪ February  28, 2010

2	Fund Performance
3	Letters to Shareholders
4	Schedule of Investments
11	Financial Statements
14	Notes to Financial Statements
21	Financial Highlights
22	Fund Expenses
EX-99.CERT
EX-99.906CERT
For the most current month-end Fund performance and commentary, please visit invescoaim.com.

Unless otherwise noted, all data provided by Invesco.
This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED	MAY LOSE VALUE	NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes
Cumulative total returns, 8/31/09 to 2/28/10, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	4.51%

Class B Shares	4.12

Class C Shares	4.12

Class R Shares	4.38

Class Y Shares	4.64

Institutional Class Shares	4.64

Barclays Capital U.S. Aggregate Index▼ (Broad Market/Style-Specific Index)	3.19

Lipper Intermediate Investment Grade Debt Funds Index▼ (Peer Group Index)	5.67

▼Lipper Inc.
The Barclays Capital U.S. Aggregate Index is an unmanaged index considered representative of the U.S. investment-grade, fixed-rate bond market.
     The Lipper Intermediate Investment Grade Debt Funds Index is an unmanaged index considered representative of intermediate investment grade debt funds tracked by Lipper Inc.
     The Fund is not managed to track the performance of any particular index, including the indexes defined here, and consequently, the performance of the Fund may deviate significantly from the performance of the indexes.
     A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group reflects fund expenses; performance of a market index does not.

Cumulative Total Returns
As of 2/28/10, including maximum applicable sales
charges

Class A Shares

Inception (6/3/09)	3.09%

Class B Shares

Inception (6/3/09)	2.64%

Class C Shares

Inception (6/3/09)	6.64%

Class R Shares

Inception (6/3/09)	8.04%

Class Y Shares

Inception (6/3/09)	8.44%

Institutional Class Shares

Inception (6/3/09)	8.44%
The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invescoaim.com for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value

Cumulative Total Returns
As of 12/31/09, the most recent calendar quarter-end,
including maximum applicable sales charges

Class A Shares

Inception (6/3/09)	1.07%

Class B Shares

Inception (6/3/09)	0.67%

Class C Shares

Inception (6/3/09)	4.67%

Class R Shares

Inception (6/3/09)	5.97%

Class Y Shares

Inception (6/3/09)	6.28%

Institutional Class Shares

Inception (6/3/09)	6.28%
and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

     The net annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, Class R, Class Y and Institutional Class shares was 0.90%, 1.65%, 1.65%, 1.15%, 0.65% and 0.65%, respectively.1 The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, Class R, Class Y and Institutional Class shares was 2.67%, 3.42%, 3.42%, 2.92%, 2.42% and 2.30%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.
     Class A share performance reflects the maximum 4.75% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. Class R shares do not have a front-end sales charge; returns shown are at net asset value and do not reflect a 0.75% CDSC that may be imposed on a total redemption of retirement plan assets within the first year. Class Y and Institutional Class shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.
     The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.
     Had the adviser not waived fees and/or reimbursed expenses, performance would have been lower.

1	Total annual operating expenses less any contractual fee waivers and/or expense reimbursements by the adviser in effect through at least June 30, 2010. See current prospectus for more information.

2	AIM Core Plus Bond Fund

Letters to Shareholders

Bruce Crockett
Dear Fellow Shareholders:
By all accounts, 2009 was a challenging year for all of us. Although the economy and financial markets whipsawed us through much of last year, the final months of the decade concluded with many of us feeling somewhat more optimistic about 2010.
      Perhaps the most valuable takeaway from 2009 is the manner in which it underscored the importance of adopting a long-term, appropriately diversified investment strategy.
     Please be assured that your Board continues to oversee the AIM Funds with a strong sense of responsibility for your savings and your trust. It might also interest you to know that the Board currently has five committees whose members exercise oversight to maintain the AIM Funds “Investor First” orientation. As always, we seek to manage costs and enhance performance in ways that put your interests first.
     To that end, some of you may have seen it reported in the latter part of 2009 that Invesco will assume the management of the Van Kampen family of mutual funds as well as the retail Morgan Stanley funds. The closing will be later this year and we view this addition as an excellent opportunity to provide you access to an even broader range of funds under the Invesco umbrella.
     As always, you’re welcome to contact me at bruce@brucecrockett.com with any questions or concerns you may have. We look forward to representing you and serving you in the coming year.
Sincerely,
Bruce L. Crockett
Independent Chair, AIM Funds Board of Trustees

Philip Taylor
Dear Shareholders:
By February 28, 2010, the U.S. economy had ended its year-long contraction and had enjoyed two quarters of healthy expansion. While most indicators suggested recovery was slowly taking hold, the unemployment rate remained high by historical standards – and the durability of the recovery and the speed with which unemployment might normalize was uncertain.
     Given continued economic uncertainty, I invite you to visit our website, invescoaim.com. There, you’ll find timely economic analysis, market perspective and commentary on your Fund. To access your Fund’s latest quarterly commentary, simply click on Mutual Funds inside the Financial Products box. Next, in the Fund Information box, click on Quarterly Commentary and select your Fund.
Fund names and our corporate name are changing
In the months ahead, you’ll begin to see signs, small and large, of changes to our fund and corporate names. For example, the name “Aim” will no longer be part of our branding, so our logo graphic will be “Invesco” rather than “Invesco Aim” and your “AIM” fund soon will be renamed an Invesco fund. (For example, AIM Charter Fund will become Invesco Charter Fund.) And effective April 30, our Web address will change from invescoaim.com to invesco.com. These changes are the next steps in our rebranding process begun two years ago, when for our corporate name we added “Invesco” in front of “Aim.” The marketplace now widely recognizes that Aim is part of Invesco, and thus it’s time for us to formally acknowledge that connection.
     While market conditions change from time to time, our commitment to putting our clients first, helping you achieve your financial goals and providing excellent customer service will not.
     If you have questions about your account, please contact one of our client services representatives at 800 959 4246. If you have a question or comment for me, please email me at phil@invesco.com.
     Thank you for investing with us.
Sincerely,
Philip Taylor
Senior Managing Director, Invesco Ltd.
CEO, Invesco Aim
3	AIM Core Plus Bond Fund

Schedule of Investments(a)
February 28, 2010
(Unaudited)

	Principal
	Amount	Value

Bonds & Notes-31.87%

Advertising-0.16%

Lamar Media Corp.,
Sr. Unsec. Gtd. Sub. Global Notes,
7.25%, 01/01/13	$10,000	$10,025

Aerospace & Defense-0.17%

BE Aerospace, Inc.,
Sr. Unsec. Unsub. Notes,
8.50%, 07/01/18	10,000	10,525

Agricultural Products-0.37%

Bunge Limited Finance Corp.,
Sr. Unsec. Gtd. Notes,
8.50%, 06/15/19	20,000	23,216

Airlines-1.94%

American Airlines,
Series 2001-2, Class A-1, Sec. Global Pass Through Ctfs.,
6.98%, 04/01/11	8,191	8,201

Series 2001-2, Class A-2, Sec. Global Pass Through Ctfs.,
7.86%, 10/01/11	50,000	50,325

Continental Airlines Inc.
Series 2009-1, Class A, Pass Through Ctfs.,
9.00%, 07/08/16	29,394	31,671

Delta Air Lines, Inc.,
Sr. Sec. Notes,
9.50%, 09/15/14(b)	5,000	5,150

Series 2002-1, Class C, Sec. Pass Through Ctfs.,
7.78%, 01/02/12	1,205	1,196

Series 2009-1, Class A, Pass Through Ctfs.,
7.75%, 12/17/19	10,000	10,494

UAL Corp.,
Series 2009-1, Sec. Gtd. Global Pass Through Ctfs.,
10.40%, 11/01/16	10,000	10,625

Series 2009-2A, Sec. Gtd. Global Pass Through Ctfs.,
9.75%, 01/15/17	5,000	5,250

		122,912

Alternative Carriers-0.16%

Intelsat Intermediate Holding Co. S.A. (Bermuda),
Sr. Unsec. Gtd. Global Notes,
9.50%, 02/01/15	10,000	10,350

Aluminum-0.08%

Century Aluminum Co.,
Sr. Sec. Notes,
8.00%, 05/15/14	5,000	4,938

	Principal
	Amount	Value

Apparel Retail-0.57%

Collective Brands, Inc.,
Sr. Unsec. Gtd. Sub. Global Notes,
8.25%, 08/01/13	$9,000	$9,203

Limited Brands Inc.,
Sr. Unsec. Gtd. Global Notes,
8.50%, 06/15/19	25,000	26,812

		36,015

Auto Parts & Equipment-0.08%

Tenneco Inc.,
Sr. Unsec. Gtd. Global Notes,
8.13%, 11/15/15	5,000	4,988

Automobile Manufacturers-0.46%

Allison Transmission Inc.,
Sr. Unsec. Gtd. Notes,
11.00%, 11/01/15(b)	10,000	10,425

Case New Holland Inc.,
Sr. Unsec. Gtd. Unsub. Notes,
7.75%, 09/01/13(b)	10,000	10,150

Ford Motor Co.,
Sr. Unsec. Unsub. Global Notes,
7.45%, 07/16/31	10,000	8,850

		29,425

Broadcasting-0.83%

Belo Corp.,
Sr. Unsec. Unsub. Notes,
6.75%, 05/30/13	5,000	4,963

8.00%, 11/15/16	10,000	10,425

Clear Channel Worldwide Holdings Inc.–
Series B, Sr. Unsec. Gtd. Unsub. Notes,
9.25%, 12/15/17(b)	5,000	5,194

COX Communications Inc.,
Sr. Unsec. Notes,
9.38%, 01/15/19(b)	25,000	32,223

		52,805

Building Products-0.32%

Ply Gem Industries Inc.,
Sr. Sec. Gtd. First & Second Lien Global Notes,
11.75%, 06/15/13	15,000	15,375

USG Corp.,
Sr. Unsec. Gtd. Notes,
9.75%, 08/01/14(b)	5,000	5,250

		20,625

Cable & Satellite-2.44%

British Sky Broadcasting Group PLC (United Kingdom),
Sr. Unsec. Gtd. Unsub. Notes,
9.50%, 11/15/18(b)	25,000	32,752

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
4	AIM Core Plus Bond Fund

	Principal
	Amount	Value

Cable & Satellite-(continued)

Cablevision Systems Corp.,
Sr. Notes,
8.63%, 09/15/17(b)	$5,000	$5,200

Comcast Corp.,
Sr. Unsec. Gtd. Notes,
6.40%, 03/01/40	50,000	50,862

DirecTV Holdings LLC/DirecTV Financing Co. Inc.,
Sr. Unsec. Gtd. Unsub. Global Notes,
7.63%, 05/15/16	60,000	66,000

		154,814

Casinos & Gaming-0.23%

Tunica-Biloxi Gaming Authority,
Sr. Unsec. Notes,
9.00%, 11/15/15(b)	5,000	4,525

Wynn Las Vegas Capital LLC/Corp.,
Sec. First Mortgage Notes,
7.88%, 11/01/17(b)	10,000	9,937

		14,462

Communications Equipment-0.87%

Corning Inc.,
Sr. Unsec. Unsub. Notes,
6.63%, 05/15/19	25,000	28,072

Motorola Inc.,
Sr. Unsec. Unsub. Global Notes,
8.00%, 11/01/11	25,000	27,230

		55,302

Construction, Farm Machinery & Heavy Trucks-0.16%

Navistar International Corp.,
Sr. Unsec. Gtd. Notes,
8.25%, 11/01/21	5,000	5,100

Titan International, Inc.,
Sr. Unsec. Gtd. Global Notes,
8.00%, 01/15/12	5,000	5,013

		10,113

Consumer Finance-0.07%

GMAC Inc.,
Sr. Unsec. Gtd. Global Notes,
8.00%, 11/01/31	5,000	4,613

Data Processing & Outsourced Services-0.07%
First Data Corp.,
Sr. Unsec. Gtd. Global Notes,
9.88%, 09/24/15	5,000	4,363

	Principal
	Amount	Value

Diversified Banks-1.81%

Bank of Nova Scotia (Canada),
Sr. Unsec. Unsub. Global Notes,
3.40%, 01/22/15	$50,000	$51,251

JPMorgan Chase Capital XXVII
Series AA, Jr. Unsec. Gtd. Sub. Notes,
7.00%, 11/01/39	25,000	25,345

Wachovia Corp.
Series G, Sr. Unsec. Medium-Term Notes,
5.50%, 05/01/13	35,000	37,956

		114,552

Diversified Capital Markets-0.08%

Credit Suisse AG (Switzerland),
Sub. Global Notes,
5.40%, 01/14/20	5,000	5,048

Diversified Support Services-0.08%

Travelport LLC,
Sr. Unsec. Gtd. Unsub. Global Notes,
9.88%, 09/01/14	5,000	5,150

Drug Retail-0.42%

Rite Aid Corp.,
Sr. Sec. Unsub. Global Notes,
9.75%, 06/12/16	25,000	26,812

Electric Utilities-1.32%

Indiana Michigan Power Co.,
Sr. Unsec. Unsub. Notes,
7.00%, 03/15/19	25,000	28,706

LSP Energy L.P./LSP Batesville Funding Corp.
Series D, Sr. Sec. Bonds,
8.16%, 07/15/25	5,000	3,550

Ohio Power Co.,
Series 1, Sr. Unsec. Notes,
5.38%, 10/01/21	30,000	30,916

Virginia Electric & Power Co.,
Sr. Unsec. Unsub. Notes,
5.00%, 06/30/19	20,000	20,732

		83,904

Electrical Components & Equipment-0.42%

Belden Inc.,
Sr. Gtd. Sub. Notes,
9.25%, 06/15/19(b)	25,000	26,375

Electronic Manufacturing Services-0.08%

Jabil Circuit, Inc.,
Sr. Unsec. Notes,
7.75%, 07/15/16	5,000	5,200

Environmental & Facilities Services-0.08%

Clean Habors Inc.,
Sr. Sec. Gtd. Global Notes,
7.63%, 08/15/16	5,000	5,100

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
5	AIM Core Plus Bond Fund

	Principal
	Amount	Value

Health Care Equipment-0.24%

Boston Scientific Corp.,
Sr. Unsec. Unsub. Notes,
6.00%, 01/15/20	$15,000	$14,951

Health Care Facilities-0.32%

HCA, Inc.,
Sr. Sec. Gtd. Notes,
7.88%, 02/15/20(b)	10,000	10,475

Tenet Healthcare Corp.,
Sr. Unsec. Notes,
7.38%, 02/01/13	10,000	10,050

		20,525

Health Care Services-0.44%

Express Scripts Inc.,
Sr. Unsec. Gtd. Global Notes,
6.25%, 06/15/14	25,000	27,976

Hotels, Resorts & Cruise Lines-1.04%

Hyatt Hotels Corp.,
Sr. Unsec. Unsub. Notes,
5.75%, 08/15/15(b)	20,000	20,800

Starwood Hotels & Resorts Worldwide, Inc.,
Sr. Unsec. Unsub. Notes,
7.15%, 12/01/19	5,000	5,050

Wyndham Worldwide Corp.,
Sr. Unsec. Unsub. Notes,
7.38%, 03/01/20	40,000	40,250

		66,100

Independent Power Producers & Energy Traders-0.47%

NRG Energy, Inc.,
Sr. Unsec. Gtd. Notes,
7.38%, 02/01/16	15,000	14,850

Sr. Unsec. Gtd. Unsub. Notes,
7.38%, 01/15/17	15,000	14,887

		29,737

Integrated Telecommunication Services-0.85%

AT&T Inc.,
Sr. Unsec. Unsub. Global Notes,
6.70%, 11/15/13	20,000	22,812

Koninklijke KPN N.V. (Netherlands),
Sr. Unsec. Unsub. Global Bonds,
8.00%, 10/01/10	25,000	26,006

Qwest Communications International Inc.,
Sr. Unsec. Gtd. Notes,
7.13%, 04/01/18(b)	5,000	5,025

		53,843

	Principal
	Amount	Value

Investment Banking & Brokerage-0.74%

E*Trade Financial Corp.,
Sr. Unsec. Unsub. Global Notes,
7.38%, 09/15/13	$5,000	$4,775

Jefferies Group Inc.,
Sr. Unsec. Notes,
8.50%, 07/15/19	20,000	22,263

TD Ameritrade Holding Corp.,
Sr. Unsec. Gtd. Unsub. Notes,
5.60%, 12/01/19	20,000	20,248

		47,286

Leisure Facilities-0.24%

Universal City Development Partners Ltd.,
Sr. Notes,
8.88%, 11/15/15(b)	10,000	10,175

Sr. Sub. Notes,
10.88%, 11/15/16(b)	5,000	5,237

		15,412

Life & Health Insurance-0.79%

Prudential Financial Inc.–
Series D, Sr. Unsec. Unsub. Medium-Term Notes,
2.75%, 01/14/13	50,000	50,287

Life Sciences Tools & Services-0.41%

Life Technologies Corp.,
Sr. Notes,
6.00%, 03/01/20	25,000	25,767

Movies & Entertainment-0.41%

Cinemark USA Inc.,
Sr. Unsec. Gtd. Global Notes,
8.63%, 06/15/19	25,000	26,187

Multi-Line Insurance-0.26%

American Financial Group Inc.,
Sr. Unsec. Unsub. Notes,
9.88%, 06/15/19	10,000	11,682

Hartford Financial Services Group Inc. (The),
Jr. Unsec. Sub. Variable Rate, Deb.,
8.13%, 06/15/38(c)	5,000	4,945

		16,627

Multi-Utilities-1.23%

Nisource Finance Corp.,
Sr. Unsec. Gtd. Unsub. Notes,
7.88%, 11/15/10	56,000	58,457

Pacific Gas & Electric Co.,
Sr. Unsec. Unsub. Notes,
5.40%, 01/15/40	20,000	19,438

		77,895

Office REIT’s-0.31%

Digital Realty Trust L.P.,
Unsec. Gtd. Unsub. Bonds,
5.88%, 02/01/20(b)	20,000	19,833

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
6	AIM Core Plus Bond Fund

	Principal
	Amount	Value

Oil & Gas Equipment & Services-0.08%

Bristow Group, Inc.,
Sr. Unsec. Gtd. Global Notes,
7.50%, 09/15/17	$5,000	$4,925

Oil & Gas Exploration & Production-2.06%

Anadarko Petroleum Corp.,
Sr. Unsec. Unsub. Global Notes,
5.75%, 06/15/14	25,000	27,376

Cimarex Energy Co.,
Sr. Unsec. Gtd. Notes,
7.13%, 05/01/17	25,000	25,062

Continental Resources Inc.,
Sr. Unsec. Gtd. Global Notes,
8.25%, 10/01/19	5,000	5,138

Encore Acquisition Co.,
Sr. Gtd. Sub. Notes,
9.50%, 05/01/16	5,000	5,425

McMoRan Exploration Co.,
Sr. Unsec. Gtd. Notes,
11.88%, 11/15/14	5,000	5,375

Motiva Enterprises LLC,
Sr. Unsec. Notes,
6.85%, 01/15/40(b)	15,000	16,096

Petrobras International Finance Co. (Cayman Islands),
Sr. Unsec. Gtd. Unsub. Global Notes,
5.75%, 01/20/20	10,000	10,189

6.88%, 01/20/40	15,000	15,227

Plains Exploration & Production Co.,
Sr. Unsec. Gtd. Unsub. Notes,
8.63%, 10/15/19	5,000	5,250

Range Resources Corp.,
Sr. Unsec. Gtd. Sub. Notes,
7.50%, 10/01/17	10,000	10,300

Southwestern Energy Co.,
Sr. Gtd. Global Notes,
7.50%, 02/01/18	5,000	5,300

		130,738

Oil & Gas Refining & Marketing-0.23%

Tesoro Corp.,
Sr. Unsec. Gtd. Unsub. Global Notes,
6.63%, 11/01/15	5,000	4,650

United Refining Co.–
Series 2, Sr. Unsec. Gtd. Global Notes,
10.50%, 08/15/12	10,000	9,650

		14,300

	Principal
	Amount	Value

Oil & Gas Storage & Transportation-1.44%

Enterprise Products Operating LLC,
Sr. Unsec. Gtd. Unsub. Notes,
7.63%, 02/15/12	$50,000	$55,415

Spectra Energy Capital LLC,
Sr. Unsec. Gtd. Notes,
5.65%, 03/01/20	20,000	20,655

Williams Partners L.P.,
Sr. Unsec. Notes,
6.30%, 04/15/40(b)	15,000	15,257

		91,327

Other Diversified Financial Services-2.15%

Bank of America Corp.,
Sr. Unsec. Unsub. Global Notes,
6.50%, 08/01/16	20,000	21,577

Cantor Fitzgerald L.P.,
Bonds,
7.88%, 10/15/19(b)	10,000	10,260

Citigroup Inc.,
Sr. Unsec. Global Notes,
8.50%, 05/22/19	10,000	11,555

General Electric Capital Corp.,
Sr. Unsec. Medium-Term Global Notes,
5.50%, 01/08/20	25,000	25,124

Sr. Unsec. Unsub. Global Notes,
5.90%, 05/13/14	25,000	27,477

JPMorgan Chase & Co.,
Floating Rate Medium-Term Notes,
0.90%, 02/26/13(c)	40,000	40,560

		136,553

Packaged Foods & Meats-0.48%

Del Monte Corp.,
Sr. Gtd. Sub. Notes,
7.50%, 10/15/19(b)	5,000	5,112

Dole Food Co. Inc.,
Sr. Sec. Notes,
8.00%, 10/01/16(b)	5,000	5,125

Kraft Foods Inc.,
Sr. Unsec. Global Notes,
2.63%, 05/08/13	20,000	20,251

		30,488

Paper Packaging-0.23%

Cascades Inc. (Canada),
Sr. Gtd. Global Notes,
7.88%, 01/15/20(b)	5,000	5,075

Graham Packaging Co. L.P./GPC Capital Corp. I,
Sr. Unsec. Gtd. Notes,
8.25%, 01/01/17(b)	10,000	9,850

		14,925

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
7	AIM Core Plus Bond Fund

	Principal
	Amount		Value

Pharmaceuticals-0.60%

GlaxoSmithKline Capital Inc.,
Sr. Unsec. Gtd. Global Notes,
5.65%, 05/15/18		$25,000	$27,401

Valeant Pharmaceuticals International,
Sr. Unsec. Gtd. Notes,
8.38%, 06/15/16(b)		10,000	10,400

			37,801

Publishing-0.66%

Gannett Co. Inc.,
Sr. Unsec. Gtd. Unsub. Notes,
9.38%, 11/15/17(b)		5,000	5,250

Nielsen Finance Co., LLC,
Sr. Unsec. Gtd. Sub. Disc. Global Notes,
12.50%, 08/01/16(d)		5,000	4,563

Reed Elsevier Capital Inc.,
Sr. Unsec. Gtd. Unsub. Global Notes,
6.75%, 08/01/11		30,000	32,142

			41,955

Railroads-0.16%

Kansas City Southern de Mexico S.A. de C.V. (Mexico),
Sr. Notes,
8.00%, 02/01/18(b)	MXN	10,000	9,953

Regional Banks-0.80%

PNC Funding Corp.,
Sr. Unsec. Gtd. Global Notes,
3.63%, 02/08/15		25,000	25,206

5.13%, 02/08/20		25,000	25,427

			50,633

Specialized Finance-0.40%

National Rural Utilities Cooperative Finance Corp.,
Sr. Sec. Notes,
2.63%, 09/16/12		25,000	25,643

Specialty Chemicals-0.08%

Huntsman International LLC,
Sr. Unsec. Gtd. Sub. Global Notes,
7.88%, 11/15/14		5,000	4,863

Steel-0.40%

ArcelorMittal (Luxembourg),
Sr. Unsec. Unsub. Global Notes,
7.00%, 10/15/39		20,000	20,028

Steel Dynamics Inc.,
Sr. Unsec. Gtd. Unsub. Global Notes,
7.38%, 11/01/12		5,000	5,125

			25,153

	Principal
	Amount	Value

Tires & Rubber-0.22%

Cooper Tire & Rubber Co.,
Sr. Unsec. Unsub. Notes,
7.63%, 03/15/27	$10,000	$8,900

Goodyear Tire & Rubber Co. (The),
Sr. Unsec. Gtd. Unsub. Global Notes,
9.00%, 07/01/15	5,000	5,187

		14,087

Trucking-0.16%

Hertz Corp. (The),
Sr. Unsec. Gtd. Global Notes,
8.88%, 01/01/14	10,000	10,200

Wireless Telecommunication Services-0.70%

Clearwire Communications LLC/Clearwire Finance Inc.,
Sr. Sec. Gtd. Notes,
12.00%, 12/01/15(b)	10,000	9,825

SBA Telecommunications Inc.,
Sr. Gtd. Notes,
8.25%, 08/15/19(b)	10,000	10,512

Sprint Capital Corp.,
Sr. Unsec. Gtd. Unsub. Global Notes,
6.88%, 11/15/28	25,000	19,250

Sprint Nextel Corp.,
Sr. Unsec. Unsub. Notes,
8.38%, 08/15/17	5,000	4,875

		44,462

Total Bonds & Notes (Cost $1,939,115)		2,022,064

U.S. Government Sponsored Mortgage-Backed Securities-25.44%

Collateralized Mortgage Obligations-4.11%

Fannie Mae REMICS,
4.00%, 08/25/18	76,269	79,148

Freddie Mac REMICS,
6.00%, 07/15/21	53,702	55,023

4.00%, 10/15/21	42,839	44,198

5.00%, 03/15/28	43,108	44,980

5.00%, 05/15/32	35,000	37,043

		260,392

Federal Home Loan Mortgage Corp. (FHLMC)-10.52%

Pass Through Ctfs.,
5.50%, 01/01/34	276,928	293,764

Pass Through Ctfs., TBA,
4.50%, 03/01/40(e)	20,000	20,266

5.00%, 03/01/40(e)	340,000	353,440

		667,470

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
8	AIM Core Plus Bond Fund

	Principal
	Amount	Value

Federal National Mortgage Association (FNMA)-10.81%

Pass Through Ctfs., TBA,
4.50%, 03/01/25 to 03/01/40(e)	$330,000	$337,072

5.00%, 03/01/25(e)	100,000	105,422

5.50%, 03/01/40(e)	80,000	84,262

6.00%, 03/01/40(e)	150,000	159,141

		685,897

Total U.S. Government Sponsored Mortgage-Backed Securities (Cost $1,593,786)		1,613,759

U.S. Treasury Securities-17.80%

U.S. Treasury Bills-0.47%

0.16%, 06/17/10(f)(g)	30,000	29,989

U.S. Treasury Notes-13.89%
4.50%, 04/30/12	300,000	323,344

2.25%, 05/31/14	200,000	202,531

2.63%, 12/31/14	250,000	254,805

3.63%, 08/15/19	100,000	100,500

		881,180

U.S. Treasury Bonds-3.44%
5.38%, 02/15/31	145,000	164,054

4.25%, 05/15/39	20,000	19,106

4.50%, 08/15/39	35,000	34,847

		218,007

Total U.S. Treasury Securities (Cost $1,120,589)		1,129,176

Asset-Backed Securities-14.41%
Banc of America Commercial Mortgage Inc.,
Series 2003-1, Class A2, Pass Through Ctfs.,
4.65%, 09/11/36	40,000	41,534

Bank of America Credit Card Trust
Series 2007-C2, Class C2, Floating Rate Pass
Through Ctfs.,
0.50%, 09/17/12(c)	50,000	49,890

Bear Stearns Commercial Mortgage Securities,
Series 2006-T22, Class A2, Variable Rate Pass
Through Ctfs.,
5.46%, 04/12/38(c)	30,000	30,558

Series 2005-T18, Class A4, Variable Rate Pass

Through Ctfs.,
4.93%, 02/13/42(c)	45,000	46,444

Series 2004-PWR6, Class A4, Pass Through Ctfs.,
4.52%, 11/11/41	25,000	25,264

Series 2004-PWR6, Class A6, Pass Through Ctfs.,
4.83%, 11/11/41	25,000	25,497

Series 2006-PW11, Class AAB, Variable Rate Pass Through Ctfs.,
5.46%, 03/11/39(c)	40,000	42,296

Series 2006-T24, Class A4, Pass Through Ctfs.,
5.54%, 10/12/41	40,000	41,350

	Principal
	Amount	Value

Capital One Multi-Asset Execution Trust
Series 2005-C1, Class C1, Floating Rate Pass Through Ctfs.,
0.63%, 02/15/13	$30,000	$29,980

Citibank Credit Card Issuance Trust
Series 2009-A5, Class A5, Pass Through Ctfs.,
2.25%, 12/23/14	50,000	50,474

Citigroup Mortgage Loan Trust Inc.
Series 2004-UST1, Class A4, Variable Rate Pass Through Ctfs.,
3.00%, 08/25/34(c)	35,720	33,890

Commercial Mortgage Trust–
Series 2001-J1A, Class A2, Variable Rate Pass Through Ctfs.,
6.46%, 02/16/34(b)(c)	57,902	59,036

Credit Suisse Mortgage Capital Ctfs.
Series 2009-ASG, Class A, Floating Rate Pass Through Ctfs.,
1.48%, 11/28/39(b)(c)	14,661	14,661

Discover Card Master Trust
Series 2010-A1, Class A1, Floating Rate Pass Through Ctfs.,
0.88%, 09/15/15(c)	40,000	39,968

GE Capital Commercial Mortgage Corp.–
Series 2001-1, Class A2, Pass Through Ctfs.,
6.53%, 05/15/33	35,000	36,350

GS Mortgage Securities Corp. II
Series 2005-GG4, Class A4A, Pass Through Ctfs.,
4.75%, 07/10/39	55,000	56,026

LB-UBS Commercial Mortgage Trust
Series 2005-C3, Class A3, Pass Through Ctfs.,
4.65%, 07/15/30	30,000	30,738

Morgan Stanley Capital I,
Series 2005-HQ5, Class A3,
5.01%, 01/14/42	50,000	51,599

Series 2005-HQ7, Class A4, Variable Rate Pass
Through Ctfs.,
5.21%, 11/14/42(c)	35,000	36,033

Series 2005-T17, Class A4, Pass Through Ctfs.,
4.52%, 12/13/41	30,000	30,664

Series 2005-T19, Class A4A, Pass Through Ctfs.,
4.89%, 06/12/47	30,000	30,957

Nissan Auto Lease Trust,
Series 2009-B, Class A3, Pass Through Ctfs.,
2.07%, 01/15/15	30,000	30,378

TIAA Seasoned Commercial Mortgage Trust
Series 2007-C4, Class A2, Variable Rate Pass Through Ctfs.,
5.79%, 08/15/39(c)	25,000	26,567

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
9	AIM Core Plus Bond Fund

	Principal
	Amount	Value

Wachovia Bank Commercial Mortgage Trust,
Series 2005-C21, Class A4, Variable Rate Pass Through Ctfs.,
5.21%, 10/15/44(c)	$20,000	$20,998

Series 2005-C21, Class AM, Variable Rate Pass Through Ctfs.,
5.21%, 10/15/44(c)	20,000	18,612

Wells Fargo Mortgage Backed Securities Trust
Series 2004-K, Class 1A2, Floating Rate Pass Through Ctfs.,
4.46%, 07/25/34(c)	14,475	14,170

Total Asset-Backed Securities (Cost $879,986)		913,934

	Shares	Value

Money Market Funds—27.73%
Liquid Assets Portfolio—Institutional Class(h)	879,569	$879,569

Premier Portfolio—Institutional Class(h)	879,569	879,569

Total Money Market Funds (Cost $1,759,138)		1,759,138

TOTAL INVESTMENTS—117.25% (Cost $7,292,614)		7,438,071

OTHER ASSETS LESS LIABILITIES—(17.25)%		(1,094,065)

NET ASSETS—100.00%		$6,344,006

Investment Abbreviations:
Ctfs.	– Certificates

Deb.	– Debentures

Disc.	– Discounted

Gtd.	– Guaranteed

Jr.	– Junior

REIT	– Real Estate Investment Trust

REMICS	– Real Estate Mortgage Investment Conduits

Sec.	– Secured

Sr.	– Senior

Sub.	– Subordinated

TBA	– To Be Announced

Unsec.	– Unsecured

Unsub.	– Unsubordinated
Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 28, 2010 was $405,138, which represented 6.39% of the Fund’s Net Assets.

(c)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2010.

(d)	Discounted note at issue. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.

(e)	Security purchased on forward commitment basis. This security is subject to dollar roll transactions. See Note 1K.

(f)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

(g)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1J and Note 4.

(h)	The money market fund and the Fund are affiliated by having the same investment adviser.

Portfolio Composition
 By security type, based on Net Assets
as of February 28, 2010

Bonds & Notes	31.9%

U.S. Government Sponsored Securities	25.4

U.S. Treasury Securities	17.8

Asset-Backed Securities	14.4

Money Market Funds Plus Other Assets Less Liabilities	10.5

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
10	AIM Core Plus Bond Fund

Statement of Assets and Liabilities
 February 28, 2010
(Unaudited)

Assets:

Investments, at value (Cost $5,533,476)	$5,678,933

Investments in affiliated money market funds, at value and cost	1,759,138

Total investments, at value (Cost $7,292,614)	7,438,071

Receivables for:
Variation margin	2,844

Fund shares sold	29,423

Dividends and interest	45,878

Fund expenses absorbed	9,781

Investment for trustee deferred compensation and retirement plans	981

Other assets	40,846

Total assets	7,567,824

Liabilities:

Payables for:
Investments purchased	1,157,633

Fund shares reacquired	17,953

Dividends	287

Accrued fees to affiliates	4,003

Accrued other operating expenses	42,961

Trustee deferred compensation and retirement plans	981

Total liabilities	1,223,818

Net assets applicable to shares outstanding	$6,344,006

Net assets consist of:

Shares of beneficial interest	$6,174,409

Undistributed net investment income	(1,099)

Undistributed net realized gain	19,981

Unrealized appreciation	150,715

$6,344,006

Net Assets:

Class A	$4,938,773

Class B	$529,876

Class C	$498,652

Class R	$151,372

Class Y	$116,882

Institutional Class	$108,451

Shares outstanding, $0.01 par value per share, unlimited
number of shares authorized:

Class A	476,237

Class B	51,104

Class C	48,079

Class R	14,597

Class Y	11,272

Institutional Class	10,458

Class A:
Net asset value per share	$10.37

Maximum offering price per share
(Net asset value of $10.37 ÷ 95.25%)	$10.89

Class B:
Net asset value and offering price per share	$10.37

Class C:
Net asset value and offering price per share	$10.37

Class R:
Net asset value and offering price per share	$10.37

Class Y:
Net asset value and offering price per share	$10.37

Institutional Class:
Net asset value and offering price per share	$10.37

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
11	AIM Core Plus Bond Fund

Statement of Operations
 For the six months ended February 28, 2010
(Unaudited)

Investment income:

Interest	$112,649

Dividends from affiliated money market funds	796

Total investment income	113,445

Expenses:
Advisory fees	10,684

Administrative services fees	24,794

Custodian fees	6,108

Distribution fees:
Class A	4,471

Class B	2,354

Class C	1,725

Class R	328

Transfer agent fees — A, B, C, R and Y	2,250

Transfer agent fees — Institutional	29

Trustees’ and officers’ fees and benefits	11,847

Registration and filing fees	51,350

Reports to shareholders	10,250

Professional services fees	24,189

Other	8,863

Total expenses	159,242

Less: Fees waived and expenses reimbursed	(135,813)

Net expenses	23,429

Net investment income	90,016

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Investment securities	61,889

Futures contracts	(13,397)

48,492

Change in net unrealized appreciation of:
Investment securities	53,358

Futures contracts	15,589

68,947

Net realized and unrealized gain	117,439

Net increase in net assets resulting from operations	$207,455

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
12	AIM Core Plus Bond Fund

Statement of Changes in Net Assets
 For the six months ended February 28, 2010 and the period June 3, 2009 (commencement date) through August 31, 2009
(Unaudited)

	February 28,	August 31,
	2010	2009

Operations:
Net investment income	$90,016	$26,890

Net realized gain	48,492	5,401

Change in net unrealized appreciation	68,947	81,768

Net increase in net assets resulting from operations	207,455	114,059

Distributions to shareholders from net investment income:
Class A	(102,496)	(17,512)

Class B	(12,201)	(887)

Class C	(8,689)	(934)

Class R	(3,724)	(616)

Class Y	(3,641)	(885)

Institutional Class	(3,224)	(736)

Total distributions from net investment income	(133,975)	(21,570)

Distributions to shareholders from net realized gains:
Class A	(25,492)	—

Class B	(3,459)	—

Class C	(2,577)	—

Class R	(1,019)	—

Class Y	(848)	—

Institutional Class	(762)	—

Total distributions from net realized gains	(34,157)	—

Share transactions-net:
Class A	2,026,572	2,807,678

Class B	320,697	200,964

Class C	273,771	217,869

Class R	45,185	102,542

Class Y	(9,607)	121,790

Institutional Class	3,987	100,746

Net increase in net assets resulting from share transactions	2,660,605	3,551,589

Net increase in net assets	2,699,928	3,644,078

Net assets:
Beginning of period	3,644,078	—

End of period (includes undistributed net investment income of $(1,099) and $42,860, respectively)	$6,344,006	$3,644,078

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
13	AIM Core Plus Bond Fund

Notes to Financial Statements
February 28,
2010 (Unaudited)
NOTE 1—Significant Accounting Policies
AIM Core Plus Bond Fund (the “Fund”) is a series portfolio of AIM Counselor Series Trust (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of seven separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.
     The Fund’s investment objective is total return.
     The Fund currently consists of six different classes of shares: Class A, Class B, Class C, Class R, Class Y and Institutional Class. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waiver shares may be subject to contingent deferred sales charges (“CDSC”). Class B shares and Class C shares are sold with a CDSC. Class R, Class Y and Institutional Class shares are sold at net asset value. Effective April 1, 2010, Class R shares will no longer be subject to a CDSC. Generally, Class B shares will automatically convert to Class A shares on or about the month-end which is at least eight years after the date of purchase.
     The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
     Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
     A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
     Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
     Swap agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end of day net present values, spreads, ratings, industry, and company performance.
     Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
     Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations including Corporate Loans.
     Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
14	AIM Core Plus Bond Fund

     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.
     The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
     The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.	Distributions — Distributions from income are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
     The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print, which is generally 45 days from the period-end date.

H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.	Other Risks — The Funds may invest in obligations issued by agencies and instrumentalities of the U.S. Government that may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the underlying fund holding securities of such issuer might not be able to recover its investment from the U.S. Government. Many securities purchased by the Fund are not guaranteed by the U.S. Government.

J.	Futures Contracts — The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the
15	AIM Core Plus Bond Fund

futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal counterparty risk since the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.

K.	Dollar Roll and Forward Commitment Transactions — The Fund may engage in dollar roll and forward commitment transactions with respect to mortgage-backed securities issued by GNMA, FNMA and FHLMC. These transactions are often conducted on a to be announced (“TBA”) basis. In a TBA mortgage-backed transaction, the seller does not specify the particular securities to be delivered. Rather, a Fund agrees to accept any security that meets specified terms, such as an agreed upon issuer, coupon rate and terms of the underlying mortgages. TBA mortgage-backed transactions generally settle once a month on a specific date.
     In a dollar roll transaction, the Fund sells a mortgage-backed security held in the Fund to a financial institution such as a bank or broker-dealer, and simultaneously agrees to purchase a substantially similar security (same type, coupon and maturity) from the institution at an agreed upon price and future date. The mortgage-backed securities to be purchased will bear the same coupon as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories. Based on the typical structure of dollar roll transactions by the Fund, the dollar roll transactions are accounted for as financing transactions in which the Fund receives compensation as either a “fee” or a “drop”. “Fee” income which is agreed upon amongst the parties at the commencement of the dollar roll and the “drop” which is the difference between the selling price and the repurchase price of the mortgage-backed securities are amortized to income. During the period between the sale and purchase settlement dates, the Fund will not be entitled to receive interest and principal payments on securities purchased and not yet settled. Proceeds of the sale may be invested in short-term instruments, and the income from these investments, together with any additional fee income received on the sale, could generate income for the Fund exceeding the yield on the security sold. Dollar roll transactions are considered borrowings under the 1940 Act.
     Forward commitment transactions involve commitments by the Fund to acquire or sell TBA mortgage-backed securities from/to a financial institution, such as a bank or broker-dealer at a specified future date and amount. The TBA mortgage-backed security is marked to market until settlement and the unrealized appreciation or depreciation is recorded in the statement of operations.
     At the time the Fund enters into the dollar roll or forward commitment transaction, mortgage-backed securities or other liquid assets held by the Fund having a dollar value equal to the purchase price or in an amount sufficient to honor the forward commitment will be segregated.
     Dollar roll transactions involve the risk that the market value of the securities retained by the Fund may decline below the price of the securities that the Fund has sold but is obligated to purchase under the agreement. In the event that the buyer of securities in a dollar roll transaction files for bankruptcy or becomes insolvent, the Fund’s use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund’s obligation to purchase the securities. The return earned by the Fund with the proceeds of the dollar roll transaction may not exceed the return on the securities sold.
     Forward commitment transactions involve the risk that a counter-party to the transaction may fail to complete the transaction. If this occurs, the Fund may lose the opportunity to purchase or sell the security at the agreed upon price. Settlement dates of forward commitment transactions may be a month or more after entering into these transactions and as a result the market values of the securities may vary from the purchase or sale prices. Therefore, forward commitment transactions may increase the Fund’s overall interest rate exposure.
L.	Collateral — To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.
NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Net Assets	Rate

First $500 million	0.45%

Next $500 million	0.425%

Next $1.5 billion	0.40%

Next $2.5 billion	0.375%

Over $5 billion	0.35%

     Under the terms of a master sub-advisory agreement approved by shareholders of the Funds between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Funds, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide discretionary investment management services to each Fund based on the percentage of assets allocated to such Sub-Adviser(s).
16	AIM Core Plus Bond Fund

     On December 31, 2009, Invesco Aim Advisors, Inc., Invesco Aim Capital Management, Inc., Invesco Aim Private Asset Management, Inc. and Invesco Global Asset Management (N.A.), Inc. merged into Invesco Institutional (N.A.), Inc. and the consolidated adviser firm was renamed Invesco Advisers, Inc.
     The Adviser has contractually agreed, through at least June 30, 2010, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver (excluding certain items discussed below) of Class A, Class B, Class C, Class R, Class Y and Institutional Class shares to 0.90%, 1.65%, 1.65%, 1.15%, 0.65% and 0.65%, respectively of average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. The Board of Trustees or Invesco may terminate the fee waiver arrangement at any time.
     Further, the Adviser has contractually agreed, through at least June 30, 2010, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.
     For the six months ended February 28, 2010, the Adviser waived advisory fees and reimbursed Fund level expenses of $133,534 and reimbursed class level expenses of $1,733, $228, $167, $64, $58 and $29 of Class A, Class B, Class C, Class R, Class Y, and Institutional Class shares, respectively.
     The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended February 28, 2010, expenses incurred under the agreement are shown in the Statement of Operations as administrative services fees.
     The Trust has entered into a transfer agency and service agreement with Invesco Aim Investment Services, Inc. (“IAIS”) pursuant to which the Fund has agreed to pay IAIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IAIS for certain expenses incurred by IAIS in the course of providing such services. IAIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IAIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended February 28, 2010, expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.
     The Trust has entered into master distribution agreements with Invesco Aim Distributors, Inc. (“IADI”) to serve as the distributor for the Class A, Class B, Class C, Class R, Class Y and Institutional Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class B, Class C and Class R shares (collectively the “Plans”). The Fund, pursuant to the Plans, pays IADI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares and 0.50% of the average daily net assets of Class R shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge.
     Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. For the six months ended February 28, 2010, expenses incurred under the Plans are shown in the Statement of Operations as distribution fees.
     Front-end sales commissions and CDSC (collectively the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended February 28, 2010, IADI advised the Fund that IADI retained $931 in front-end sales commissions from the sale of Class A shares and $0, $720 and $0 from Class A, Class B and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.
     Certain officers and trustees of the Trust are officers and directors of Invesco, IAIS and/or IADI.
NOTE 3—Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	—	Prices are determined using quoted prices in an active market for identical assets.
Level 2	—	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3	—	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
17	AIM Core Plus Bond Fund

     The following is a summary of the tiered valuation input levels, as of February 28, 2010. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Equity Securities	$1,759,138	$—	$—	$1,759,138

U.S. Treasury Debt Securities	—	1,129,176	—	1,129,176

U.S. Government Sponsored Securities Mortgage-Backed Debt Securities	—	1,353,367	—	1,353,367

Corporate Debt Securities	—	2,022,064	—	2,022,064

Asset-Backed Securities	—	1,159,665	14,661	1,174,326

Subtotal	1,759,138	5,664,272	14,661	7,438,071

Other Investments*	5,257	—	—	5,257

Total Investments	$1,764,395	$5,664,272	$14,661	$7,443,328

*	Other Investments include futures, which are included at unrealized appreciation.
NOTE 4—Derivative Investments
The Fund has implemented new required disclosures about derivative instruments and hedging activities in accordance with GAAP. GAAP has intended to improve financial reporting about derivative instruments and hedging activities by requiring enhanced disclosures to enable investors to better understand their effects on an entity’s financial position and financial performance. The enhanced disclosure has no impact on the results of operations reported in the financial statements.
Value of Derivative Instruments at Period-End
The table below summarizes the value of the Fund’s derivative instruments, detailed by primary risk exposure, held as of February 28, 2010:

	Value
Risk Exposure/ Derivative Type	Assets	Liabilities

Interest rate risk
Futures contracts(a)	$9,702	$(4,445)

(a)	Includes cumulative appreciation (depreciation) of futures contracts. Only current day’s variation margin receivable is reported within the Statement of Assets & Liabilities.
Effect of Derivative Instruments for the six months ended February 28, 2010
The table below summarizes the gains (losses) on derivative instruments, detailed by primary risk exposure, recognized in earnings during the period:

Location of Gain (Loss) on
Statement of Operations
Futures*

Realized Gain (Loss)
Interest rate risk	$(13,397)

Change in Unrealized Appreciation
Interest rate risk	$15,589

Total	$2,192

*	The average value of futures outstanding during the period was $13,729.

Open Futures Contracts
				Unrealized
	Number of	Month/		Appreciation
Contract	Contracts	Commitment	Value	(Depreciation)

U.S. Ultra Bond	2	June-2010/Long	$246,125	$6,308

U.S. 5 Year Notes	4	June-2010/Long	463,750	2,054

U.S. 10 Year Treasury	2	June-2010/Long	234,969	1,340

Subtotal			$944,844	$9,702

U.S. 10 Year Treasury	3	March-2010/Short	(356,719)	(4,445)

Total			$588,125	$5,257

18	AIM Core Plus Bond Fund

NOTE 5—Trustees’ and Officers’ Fees and Benefits
“Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and “Trustees’ and Officers’ Fees and Benefits” also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. “Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
     During the six months ended February 28, 2010, the Fund paid legal fees of $966 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.
NOTE 6—Cash Balances
The Fund may borrow for leveraging in an amount up to 5% of the Fund’s total assets (excluding the amount borrowed) at the time the borrowing is made. In doing so, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The State Street Bank and Trust Company, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate. A Fund may not purchase additional securities when any borrowings from banks exceeds 5% of the Fund’s total assets.
NOTE 7—Tax Information
The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
     Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
     The Fund had a capital loss carryforward as of August 31, 2009 which expires as follows:

Capital Loss
Expiration	Carryforward*

August 31, 2017	$2,360

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.
NOTE 8—Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended February 28, 2010 was $3,352,150 and $1,925,319, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$151,006

Aggregate unrealized (depreciation) of investment securities	(7,873)

Net unrealized appreciation of investment securities	$143,133

Cost of investments for tax purposes is $7,294,938.
19	AIM Core Plus Bond Fund

NOTE 9—Share Information

	Summary of Share Activity
			June 3, 2009
			(commencement
	Six months ended		date) to
	February 28, 2010(a)		August 31, 2009
	Shares	Amount	Shares	Amount

Sold:

Class A	197,260	$2,038,604	278,669	$2,792,778

Class B	47,447	489,763	19,908	200,294

Class C	36,503	378,339	21,543	216,941

Class R	3,891	40,441	10,188	101,926

Class Y	1,053	10,949	12,115	120,905

Institutional Class	—	—	10,001	100,010

Issued as reinvestment of dividends:

Class A	12,224	126,464	1,708	17,512

Class B	1,317	13,625	75	774

Class C	1,049	10,843	91	933

Class R	458	4,744	60	616

Class Y	431	4,455	86	885

Institutional Class	385	3,987	72	736

Automatic conversion of Class B shares to Class A shares:

Class A	117	1,211	10	104

Class B	(117)	(1,211)	(10)	(104)

Reacquired:

Class A	(13,478)	(139,707)	(273)	(2,716)

Class B	(17,516)	(181,480)	—	—

Class C	(11,106)	(115,411)	(1)	(5)

Class R	—	—	—	—

Class Y	(2,413)	(25,011)	—	—

Institutional Class	—	—	—	—

Net increase in share activity	257,505	$2,660,605	354,242	$3,551,589

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 18% of the outstanding shares of the Fund. IADI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
     In addition, 51% of the outstanding shares of the Fund are owned by affiliated mutual funds. Affiliated mutual funds are other mutual funds that are also advised by Invesco.
NOTE 10—Subsequent Event
Effective April 30, 2010, any and all references to “AIM” or “Invesco Aim” will be changed to “Invesco”.
20	AIM Core Plus Bond Fund

NOTE 11—Financial Highlights
The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

											Ratio of		Ratio of
											expenses		expenses
			Net gains								to average		to average net		Ratio of net
	Net asset		on securities		Dividends	Distributions					net assets		assets without		investment
	value,	Net	(both	Total from	from net	from net		Net asset		Net assets,	with fee waivers		fee waivers		income
	beginning	investment	realized and	investment	investment	realized	Total	value, end	Total	end of period	and/or expenses		and/or expenses		to average		Portfolio
	of period	income(a)	unrealized)	operations	income	gains	Distributions	of period	Return(b)	(000s omitted)	absorbed		absorbed		net assets		turnover(c)

Class A
Six months ended	$10.29	$0.20	$0.25	$0.45	$(0.30)	$(0.07)	$(0.37)	$10.37	4.51%	$4,939	0.86	%(d)	6.58	%(d)	3.92	%(d)	53%
02/28/10
Year ended	10.00	0.09	0.27	0.36	(0.07)	—	(0.07)	10.29	3.58	2,882	0.84	(f)	12.89	(f)	3.47	(f)	140
08/31/09(e)

Class B
Six months ended	10.29	0.16	0.25	0.41	(0.26)	(0.07)	(0.33)	10.37	4.12	530	1.61	(d)	7.33	(d)	3.17	(d)	53
02/28/10
Year ended	10.00	0.07	0.27	0.34	(0.05)	—	(0.05)	10.29	3.39	205	1.59	(f)	13.64	(f)	2.72	(f)	140
08/31/09(e)

Class C
Six months ended	10.29	0.16	0.25	0.41	(0.26)	(0.07)	(0.33)	10.37	4.12	499	1.61	(d)	7.33	(d)	3.17	(d)	53
02/28/10
Year ended	10.00	0.07	0.27	0.34	(0.05)	—	(0.05)	10.29	3.39	223	1.59	(f)	13.64	(f)	2.72	(f)	140
08/31/09(e)

Class R
Six months ended	10.29	0.19	0.25	0.44	(0.29)	(0.07)	(0.36)	10.37	4.38	151	1.11	(d)	6.83	(d)	3.67	(d)	53
02/28/10
Year ended	10.00	0.08	0.27	0.35	(0.06)	—	(0.06)	10.29	3.51	105	1.09	(f)	13.14	(f)	3.22	(f)	140
08/31/09(e)

Class Y
Six months ended	10.29	0.21	0.26	0.47	(0.32)	(0.07)	(0.39)	10.37	4.64	117	0.61	(d)	6.33	(d)	4.17	(d)	53
02/28/10
Year ended	10.00	0.09	0.27	0.36	(0.07)	—	(0.07)	10.29	3.64	126	0.59	(f)	12.64	(f)	3.72	(f)	140
08/31/09(e)

Institutional Class
Six months ended	10.29	0.21	0.26	0.47	(0.32)	(0.07)	(0.39)	10.37	4.64	108	0.61	(d)	6.29	(d)	4.17	(d)	53
02/28/10
Year ended	10.00	0.09	0.27	0.36	(0.07)	—	(0.07)	10.29	3.64	104	0.59	(f)	12.68	(f)	3.72	(f)	140
08/31/09(e)

(a)	Calculated using average shares outstanding.

(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.

(d)	Ratios are annualized and based on average daily net assets (000’s omitted) of $3,607, $475, $348, $132, $120 and $106 for Class A, Class B, Class C, Class R, Class Y and Institutional Class shares, respectively.

(e)	Commencement date of June 3, 2009.

(f)	Annualized.
21	AIM Core Plus Bond Fund

Calculating your ongoing Fund expenses
Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2009 through February 28, 2010.
Actual expenses
The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical example for comparison purposes
The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.
     The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
     Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

				HYPOTHETICAL
				(5% annual return before
		ACTUAL		expenses)
	Beginning	Ending	Expenses	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Account Value	Paid During	Expense
Class	(09/01/09)	(02/28/10)[1]	Period[2]	(02/28/10)	Period[2]	Ratio
A	$1,000.00	$1,045.10	$4.36	$1,020.53	$4.31	0.86%
B	1,000.00	1,041.20	8.15	1,016.81	8.05	1.61
C	1,000.00	1,041.20	8.15	1,016.81	8.05	1.61
R	1,000.00	1,043.80	5.62	1,019.29	5.56	1.11
Y	1,000.00	1,046.40	3.10	1,021.77	3.06	0.61
Institutional	1,000.00	1,046.40	3.10	1,021.77	3.06	0.61

[1]	The actual ending account value is based on the actual total return of the Fund for the period September 1, 2009 through February 28, 2010, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.
22	AIM Core Plus Bond Fund

Invesco Aim Privacy Policy
You share personal and financial information with us that is necessary for your transactions and your account records. We take very seriously the obligation to keep that information confidential and private.
     Invesco Aim collects nonpublic personal information about you from account applications or other forms you complete and from your transactions with us or our affiliates. We do not disclose information about you or our former customers to service providers or other third parties except to the extent necessary to service your account and in other limited circumstances as permitted by law. For example, we use this information to facilitate the delivery of transaction confirmations, financial reports, prospectuses and tax forms.
     Even within Invesco Aim, only people involved in the servicing of your accounts and compliance monitoring have access to your information. To ensure the highest level of confidentiality and security, Invesco Aim maintains physical, electronic and procedural safeguards that meet or exceed federal standards. Special measures, such as data encryption and authentication, apply to your communications with us on our website — invescoaim.com. More detail is available to you at that site.

Important Notice Regarding Delivery of Security Holder Documents
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Aim Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information
The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invescoaim.com. In the Financial Products box, click on Mutual Funds; then, in the Fund Information box, select Complete Quarterly Holdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-09913 and 333-36074.
     A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or on the Invesco Aim website, invescoaim.com. Click the About Us tab at the top of the home page; click on Legal Information; and then click on Invesco Aim Proxy Voting Guidelines. The information is also available on the SEC website, sec.gov.
     Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2009, is available at our website, invescoaim.com. Click the About Us tab at the top of the home page; click on Legal Information; and then click on Proxy Voting Search. The information is also available on the SEC website, sec.gov.
If used after July 20, 2010, this report must be accompanied by a Quarterly Performance Review for the most recent quarter-end.
     Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Aim Distributors, Inc. is the U.S. distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.
     On or about April 30, 2010, Invesco Aim Distributors, Inc. becomes Invesco Distributors, Inc., Invesco Aim Investment Services, Inc. becomes Invesco Investment Services, Inc., and AIM funds become Invesco funds. In addition, invescoaim.com becomes invesco.com.

CPB-SAR-1	Invesco Aim Distributors, Inc.

AIM Floating Rate Fund
Semiannual Report to Shareholders ▪ February 28, 2010

2	Fund Performance
4	Letters to Shareholders
5	Schedule of Investments
22	Financial Statements
25	Notes to Financial Statements
32	Financial Highlights
33	Fund Expenses
For the most current month-end Fund performance and commentary, please visit invescoaim.com.
Unless otherwise noted, all data provided by Invesco.
This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED	MAY LOSE VALUE	NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes
Cumulative total returns, 8/31/09 to 2/28/10, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares*	8.70%

Class C Shares*	8.31

Class R Shares*	8.56

Class Y Shares*	8.84

Institutional Class Shares*	8.89

Barclays Capital U.S. Aggregate Index▼ (Broad Market Index)	3.19

S&P/LSTA Leveraged Loan Index■ (Style-Specific Index)	9.60

Lipper Loan Participation Funds Category Average▼ (Peer Group)	7.78

▼Lipper Inc.; ■ Invesco, Standard & Poor’s
The Barclays Capital U.S. Aggregate Index is an unmanaged index considered representative of the U.S. investment-grade, fixed-rate bond market.
     The S&P/LSTA Leveraged Loan Index is a weekly total return index that tracks the current outstanding balance and spread over LIBOR for fully funded term loans.
     The Lipper Loan Participation Funds Category Average represents an average of all the funds in the Lipper Loan Participation Funds category.
     The Fund is not managed to track the performance of any particular index, including the indexes defined here, and consequently, the performance of the Fund may deviate significantly from the performance of the indexes.
     A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group reflects fund expenses; performance of a market index does not.
* The Fund’s returns during the period benefited from a change in pricing methodology related to corporate loans.

2     AIM Floating Rate Fund

Average Annual Total Returns
As of 2/28/10, including maximum applicable sales charges

Class A Shares

Inception (5/1/97)	3.57%

10 Years	2.86

5 Years	1.83

1 Year	35.68

Class C Shares

Inception (3/31/00)	2.72%

5 Years	1.83

1 Year	37.31

Class R Shares

10 Years	3.04%

5 Years	2.18

1 Year	38.61

Class Y Shares

10 Years	3.14%

5 Years	2.38

1 Year	39.38

Institutional Class Shares

10 Years	3.26%

5 Years	2.61

1 Year	39.49

The Fund’s returns during the period benefited from a change in pricing methodology related to corporate loans.
On April 13, 2006, the Fund reorganized from a Closed-End Fund to an Open-End Fund. Performance shown prior to that date is that of the Closed-End Fund’s Class B shares and includes the management and 12b-1 fees applicable to B shares. The Closed-End Fund’s B-share performance reflects any applicable fee waivers or expense reimbursements.
     On April 13, 2006, the Fund reorganized from a Closed-End Fund to an Open-End Fund. Performance shown prior to that date is that of the Closed-End Fund’s Class C shares and includes the management and 12b-1 fees applicable to C shares. The Closed-End Fund’s C-share performance reflects any applicable fee waivers or expense reimbursements.
     Class R shares incepted on April 13, 2006. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A shares performance reflects any applicable fee waivers or expense reimbursements.
     Class Y shares incepted on October 3, 2008. Performance shown prior to that date is that of Class A shares and

Average Annual Total Returns
As of 12/31/09, the most recent calendar quarter-end,
including maximum applicable sales charges

Class A Shares

Inception (5/1/97)	3.39%

10 Years	2.69

5 Years	1.51

1 Year	43.48

Class C Shares

Inception (3/31/00)	2.49%

5 Years	1.57

1 Year	45.50

Class R Shares

10 Years	2.89%

5 Years	1.89

1 Year	47.04

Class Y Shares

10 Years	2.97%

5 Years	2.05

1 Year	47.41

Institutional Class Shares

10 Years	3.10%

5 Years	2.31

1 Year	47.99

The Fund’s returns during the period benefited from a change in pricing methodology related to corporate loans.
includes the 12b-1 fees applicable to Class A shares. Class A shares performance reflects any applicable fee waivers or expense reimbursements.
     Institutional Class shares incepted on April 13, 2006. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A shares performance reflects any applicable fee waivers or expense reimbursements.
     The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invescoaim.com for the most recent month-end performance. Performance figures reflect Fund expenses, the reinvestment of distributions, and changes in net asset value. Investment return and principal will fluctuate so that you may have a gain or loss when you sell shares.
     The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class C, Class R, Class Y and Institutional Class
shares was 1.27%, 1.77%, 1.52%, 1.02% and 0.91%. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.
     Class A share performance reflects the maximum 2.50% sales charge and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class C shares is 1% for the first year after purchase. Class R shares do not have a front-end sales charge; returns are shown at net asset value and do not reflect a 0.75% CDSC which may be imposed on a total redemption of retirement plan assets within the first year. Class Y and Institutional Class shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.
     The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.
     Had the adviser not waived fees and/or reimbursed expenses in the past, performance would have been lower.
     A redemption fee of 2% will be imposed on certain redemptions or exchanges out of the Fund within 31 days of purchase. Exceptions to the redemption fee are listed in the Fund’s prospectus.

3     AIM Floating Rate Fund

Letters to Shareholders

Bruce Crockett
Dear Fellow Shareholders:
By all accounts, 2009 was a challenging year for all of us. Although the economy and financial markets whipsawed us through much of last year, the final months of the decade concluded with many of us feeling somewhat more optimistic about 2010.
     Perhaps the most valuable takeaway from 2009 is the manner in which it underscored the importance of adopting a long-term, appropriately diversified investment strategy.
     Please be assured that your Board continues to oversee the AIM Funds with a strong sense of responsibility for your savings and your trust. It might also interest you to know that the Board currently has five committees whose members exercise oversight to maintain the AIM Funds “Investor First” orientation. As always, we seek to manage costs and enhance performance in ways that put your interests first.
     To that end, some of you may have seen it reported in the latter part of 2009 that Invesco will assume the management of the Van Kampen family of mutual funds as well as the retail Morgan Stanley funds. The closing will be later this year and we view this addition as an excellent opportunity to provide you access to an even broader range of funds under the Invesco umbrella.
     As always, you’re welcome to contact me at bruce@brucecrockett.com with any questions or concerns you may have. We look forward to representing you and serving you in the coming year.
Sincerely,

Bruce L. Crockett
Independent Chair, AIM Funds Board of Trustees

Philip Taylor
Dear Shareholders:
By February 28, 2010, the U.S. economy had ended its year-long contraction and had enjoyed two quarters of healthy expansion. While most indicators suggested recovery was slowly taking hold, the unemployment rate remained high by historical standards – and the durability of the recovery and the speed with which unemployment might normalize was uncertain.
     Given continued economic uncertainty, I invite you to visit our website, invescoaim.com. There, you’ll find timely economic analysis, market perspective and commentary on your Fund. To access your Fund’s latest quarterly commentary, simply click on Mutual Funds inside the Financial Products box. Next, in the Fund Information box, click on Quarterly Commentary and select your Fund.
Fund names and our corporate name are changing
In the months ahead, you’ll begin to see signs, small and large, of changes to our fund and corporate names. For example, the name “Aim” will no longer be part of our branding, so our logo graphic will be “Invesco” rather than “Invesco Aim” and your “AIM” fund soon will be renamed an Invesco fund. (For example, AIM Charter Fund will become Invesco Charter Fund.) And effective April 30, our Web address will change from invescoaim.com to invesco.com. These changes are the next steps in our rebranding process begun two years ago, when for our corporate name we added “Invesco” in front of “Aim.” The marketplace now widely recognizes that Aim is part of Invesco, and thus it’s time for us to formally acknowledge that connection.
     While market conditions change from time to time, our commitment to putting our clients first, helping you achieve your financial goals and providing excellent customer service will not.
     If you have questions about your account, please contact one of our client services representatives at 800 959 4246. If you have a question or comment for me, please email me at phil@invesco.com.
     Thank you for investing with us.
Sincerely,

Philip Taylor
Senior Managing Director, Invesco Ltd.
CEO, Invesco Aim
4     AIM Floating Rate Fund

Schedule of Investments(a)
February 28, 2010
(Unaudited)

	Interest	Maturity	Principal
	Rate	Date	Amount	Value

Senior Secured Floating Rate Interest-91.81%(b)(c)
Advertising–0.05%
Valassis Communications, Inc.
Delay Draw Term Loan	2.01%	03/02/14	$68,808	$67,827

Term Loan B	2.01%	03/02/14	207,482	204,525

				272,352

Aerospace & Defense-2.50%
Aero Technology Supply
Term Loan(d)	—	10/16/14	6,000,000	2,265,000

Term Loan(e)	7.37%	10/16/14	827,872	312,522

Alion Science & Technology Corp., Term Loan	9.50%	02/06/13	1,702,092	1,700,500

Dubai Aerospace Enterprise
Term Loan B1	4.00%	07/31/14	270,718	252,445

Term Loan B2	3.99-4.00%	07/31/14	264,171	246,339

Hawker Beechcraft Corp.
Syn LOC	0.15%	03/26/14	280,694	209,907

Term Loan	2.23-2.25%	03/26/14	4,665,436	3,486,247

McKechnie Aerospace
First Lien Term Loan	2.23%	05/11/14	544,323	518,694

Second Lien Term Loan	5.23%	05/11/15	141,300	122,931

Sequa Corp., Term Loan B	3.51-3.94%	12/03/14	313,551	289,006

Spirit Aerosystems, Inc., Term Loan B1	2.00%	09/30/13	2,525,874	2,485,624

Vought Aircraft Industries, Inc., Incremental Term Loan	7.50%	12/22/11	317,436	317,039

Wesco Aircraft Hardware Corp., Term Loan	2.48%	09/29/13	406,884	395,189

				12,601,443

Airlines–0.66%
Continental Airlines/Continental Micronesia
Term Loan A1(d)	—	06/30/11	65,480	63,564

Term Loan A2(d)	—	06/30/11	163,699	158,911

Delta Air Lines, Inc.
Revolver Loan	2.25%	04/30/12	2,000,000	1,822,510

Revolver Loan(d)	—	03/28/13	1,500,000	1,284,375

				3,329,360

Alternative Carriers–1.28%
Level 3 Communications, Inc.
Add On Term Loan B	11.50%	03/13/14	204,533	221,816

Term Loan	2.50%	03/13/14	6,903,226	6,263,276

				6,485,092

Aluminum–0.11%
Noranda Aluminum, Inc., Term Loan B	2.23%	05/18/14	625,149	549,609

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
5     AIM Floating Rate Fund

	Interest	Maturity	Principal
	Rate	Date	Amount	Value

Apparel Retail-0.52%
Destination Maternity Corp., Term Loan B	2.48-2.50%	03/13/13	$127,244	$121,199

Neiman Marcus, Inc., Term Loan	2.26%	04/06/13	2,800,830	2,523,660

				2,644,859

Auto Parts & Equipment-2.83%
Dana Holding Corp., Term Loan	4.48-6.50%	01/30/15	4,023,279	3,936,114

Dayco Products, LLC New Term Loan B	10.50%	05/13/14	72,245	69,716

Dayco Products, LLC New Term Loan C	12.50%	11/13/14	10,371	9,904

Federal-Mogul Corp.
Delay Draw Term Loan C2	2.17%	12/27/15	2,076,760	1,831,630

Term Loan B	2.17%	12/27/14	5,156,882	4,548,189

Goodyear Tire & Rubber Co. (The), Second Lien Term Loan	2.34%	04/30/10	3,400,000	3,171,911

Pep Boys-Manny, Moe & Jack (The), Term Loan	2.26%	10/27/13	40,610	37,742

Veyance Technologies, Inc.
First Lien Delay Draw Term Loan	2.73%	07/31/14	107,409	88,714

First Lien Term Loan	2.73%	07/31/14	712,760	588,697

				14,282,617

Automobile Manufacturers-1.51%
Ford Motor Company
Term Loan B1(d)	—	12/15/13	1,000,000	941,020

Term Loan B1	3.24-3.26%	12/15/13	4,392,909	4,133,816

TRW Automotive Inc., Term Loan B3	5.00%	05/30/16	2,553,886	2,563,450

				7,638,286

Automotive Retail-0.42%
KAR Holdings, Inc., Term Loan B	2.98%	10/21/13	878,140	850,259

Pilot Travel Centers LLC, Term Loan B(d)	—	11/24/15	1,263,571	1,274,312

				2,124,571

Broadcasting-8.93%
Cequel Communications, LLC
First Lien Term Loan	2.25%	11/05/13	1,653,696	1,572,698

Second Lien PIK Term Loan B	6.25%	05/05/14	394,172	396,524

Second Lien Term Loan A	4.75%	05/05/14	3,630,067	3,547,882

Charter Communications, Inc.
Term Loan Refinance(d)	—	03/06/14	2,000,000	1,871,240

Term Loan Refinance	2.23%	03/06/14	11,297,874	10,570,517

CSC Holdings, Inc.
Incremental Term Loan B	2.00-2.05%	03/29/13	619,162	602,872

Incremental Term Loan B2(d)	—	03/29/16	2,500,000	2,471,887

Incremental Term Loan B2	2.00-2.05%	03/29/16	1,533,144	1,515,904

CW Media Holdings, Term Loan B	3.50%	02/16/15	589,081	551,406

Discovery Communications, Inc., Term Loan C	5.25-5.50%	05/14/14	1,481,125	1,495,240

Gray Television Inc., Term Loan B	3.75%	12/31/14	173,471	157,078

Insight Communications Co., Inc., Term Loan B	2.25%	04/06/14	1,164,360	1,124,091

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
6     AIM Floating Rate Fund

	Interest	Maturity	Principal
	Rate	Date	Amount	Value

Broadcasting-(continued)
Intelsat, Ltd.
Term Loan B2-A	2.73%	01/03/14	$731,080	$696,850

Term Loan B2-B	2.73%	01/03/14	730,856	696,637

Term Loan B2-C	2.73%	01/03/14	730,856	696,637

ION Media Networks, DIP Term Loan	15.00%	02/28/10	372,081	372,081

Ion Media Networks, Inc. (Paxson Communications), Term Loan(e)	4.38%	01/15/12	2,801,171	777,325

Local TV LLC, Term Loan B	2.26%	05/07/13	909,872	793,868

Mediacom Communications Corp.
Add on Term Loan	5.50%	03/31/17	3,198,545	3,223,525

Term Loan A	1.71%	03/31/10	18,774	18,727

Term Loan D1	1.96%	01/31/15	2,012,596	1,927,040

Term Loan D2	1.96%	01/31/15	278,356	267,569

Term Loan E	6.50%	01/03/16	1,081,490	1,095,549

New Vision Television
Term Loan(f)	0%	09/30/12	89,614	90,735

Term Loan	13.00%	09/30/12	287,143	290,732

Univision Communications Inc., Term Loan	2.50%	09/29/14	7,495,776	6,491,754

WaveDivision Holdings, LLC, Term Loan B	2.78-2.85%	06/30/14	379,461	364,283

WOW!, First Lien Term Loan A	6.73-6.75%	06/28/14	1,386,154	1,391,928

				45,072,579

Building Products-0.57%
Building Materials Corp. of America, Term Loan B	3.00%	02/22/14	2,612,977	2,562,900

Champion Window Manufacturing Inc., Term Loan	7.50%	12/31/13	267,041	196,275

United Subcontractors, Inc., Term Loan	1.76%	06/30/15	107,501	94,063

				2,853,238

Casinos & Gaming-2.88%
BLB Investors, LLC, First Lien Term Loan	4.75%	07/18/11	887,867	613,738

Cannery Casino
Delay Draw Term Loan	2.48%	05/18/13	1,125,128	1,033,430

Second Lien Term Loan	4.48%	05/18/14	1,084,000	827,905

Term Loan B	2.48%	05/18/13	815,527	749,062

Green Valley Ranch, First Lien Term Loan B	2.25%	02/16/14	217,419	166,713

Harrah’s Operating Co., Inc.
Term Loan B1(d)	—	01/28/15	2,000,000	1,622,390

Term Loan B1	3.25%	01/28/15	3,276,629	2,657,985

Term Loan B2	3.25%	01/28/15	3,631,756	2,957,393

Term Loan B3	3.25%	01/28/15	274,478	222,483

Las Vegas Sands Corp.
Delay Draw Term Loan 1	2.01%	05/23/14	682,232	601,303

Delay Draw Term Loan 2	2.01%	05/23/13	461,958	407,159

Term Loan B	2.01%	05/23/14	3,020,411	2,662,115

				14,521,676

Coal & Consumable Fuels-0.20%
Oxbow Carbon LLC, Term Loan	2.25%	05/08/14	1,024,685	1,004,191

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
7     AIM Floating Rate Fund

	Interest	Maturity	Principal
	Rate	Date	Amount	Value

Commercial Printing-0.75%
Aster Sr. Flint Inc.
Term Loan B5	2.89%	12/31/12	$795,787	$757,987

Term Loan C5	2.89%	12/31/13	813,772	779,187

Cenveo, Inc.
Delay Draw Term Loan	4.75%	06/21/13	63,576	63,669

Term Loan C	4.75%	06/21/13	2,202,704	2,205,920

				3,806,763

Commodity Chemicals-2.16%
LyondellBasell Industries
DIP NM Term Loan(f)	—	04/06/10	218,583	228,486

DIP NM Term Loan	13.00%	04/06/10	437,367	457,184

DIP Roll-Up	5.79-6.56%	04/06/10	3,389,451	3,576,719

Dutch Revolving Credit Loan	3.73%	12/20/13	132,456	93,418

Dutch Term Loan A	3.73%	12/20/13	299,820	211,456

Germany Term Loan B1	3.98%	12/22/14	380,267	268,193

Germany Term Loan B2	3.98%	12/22/14	380,267	268,193

Germany Term Loan B3	3.98%	12/22/14	380,267	268,193

U.S. Revolving Credit Loan	3.73%	12/20/13	496,708	350,316

U.S. Term Loan A	3.73%	12/20/13	946,369	667,451

U.S. Term Loan B1	7.00%	12/22/14	1,650,086	1,163,764

U.S. Term Loan B2	7.00%	12/22/14	1,650,086	1,163,764

U.S. Term Loan B3	7.00%	12/22/14	1,650,086	1,163,764

Univar Corp., Term Loan B	3.23%	10/10/14	1,103,575	1,041,499

				10,922,400

Communications Equipment-1.55%
Consolidated Communications, Inc., Term Loan B	2.73%	12/31/14	1,500,000	1,433,437

NTELOS Holdings Corporations, Term Loan B	5.75%	08/07/15	5,051,221	5,094,384

One Communications Corp.
First Lien Term Loan(d)	—	06/30/12	1,051,245	989,926

First Lien Term Loan	8.75%	06/30/12	299,176	281,725

				7,799,472

Computer Hardware-0.03%
Quantum Corp., Term Loan B	3.74-3.75%	07/12/14	186,537	175,811

Construction Materials-0.04%
Hillman Group (The), Term Loan B	4.76%	03/31/12	183,627	182,709

Construction, Farm Machinery & Heavy Trucks-0.18%
Manitowoc Company, Inc. (The), Term Loan B	7.50%	11/06/14	885,671	885,676

Data Processing & Outsourced Services-2.41%
Affiliated Computer Services, Inc., Term Loan B(d)	—	03/13/13	2,000,000	1,996,830

First Data Corp.
Term Loan B1	2.98-3.00%	09/24/14	3,869,646	3,397,588

Term Loan B2	3.00%	09/24/14	6,802,685	5,962,044

Term Loan B3	3.00%	09/24/14	955,783	834,876

				12,191,338

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
8     AIM Floating Rate Fund

	Interest	Maturity	Principal
	Rate	Date	Amount	Value

Diversified Chemicals-0.18%
Celanese US Holdings LLC
Prefunded LOC	0.23%	04/02/14	$365,939	$352,234

Term Loan	2.00%	04/02/14	350,044	336,935

Texas Petrochemicals L.P.
Incremental Term Loan B	2.81%	06/27/13	54,919	51,212

Term Loan B	2.81%	06/27/13	162,707	151,724

				892,105

Diversified Commercial & Professional Services-0.11%
Fidelity National Information Services Inc., Term Loan C	4.48%	01/18/12	563,463	568,388

Diversified Metals & Mining-0.35%
Novelis Inc.
Canada Term Loan	2.23%	07/06/14	404,606	390,726

U.S. Term Loan	2.23-2.26%	07/06/14	1,435,195	1,385,960

				1,776,686

Diversified Real Estate Activities-1.56%
Lake Las Vegas Resort
DIP Facilities Loan	9.73%	04/30/10	664,569	199,371

Mezzanine Loan(e)	20.00%	10/01/10	5,530	194

Tranche(e)	14.35%	12/22/12	268,336	4,696

Tranches 1 & 2(e)	14.35%	12/22/12	2,923,500	51,161

Re/MAX International, Inc., Term Loan B1	5.73-5.76%	12/17/12	529,857	530,519

Realogy Corporation
Delay Draw Term Loan(d)	—	10/10/13	2,000,000	1,779,450

Delay Draw Term Loan	3.25%	10/10/13	5,933,943	5,279,577

Yellowstone Mountain Club, LLC, Term Loan	6.00%	07/16/14	53,333	52,800

				7,897,768

Diversified REIT’s-0.12%
Capital Automotive REIT, Term Loan C	2.73%	12/14/12	659,190	605,961

Diversified Support Services-1.53%
Aspect Software, Inc., First Lien Term Loan	3.25%	07/11/11	190,792	185,068

Bankruptcy Management Solutions, Inc.
First Lien Term Loan	4.23%	07/28/12	59,856	40,902

Second Lien Term Loan	6.48%	07/28/13	35,475	6,563

Brock Holdings III, Inc., Term Loan B	2.25-4.25%	02/26/14	424,067	366,112

Central Parking Corp.
Second Lien Term Loan	4.81%	11/22/14	25,522	17,100

Syn LOC	0.16%	05/22/14	63,036	51,216

Term Loan B	2.50%	05/22/14	140,849	114,264

Merrill Corp., Term Loan	8.50%	05/15/11	3,994,578	3,595,120

N.E.W. Customer Service, Term Loan B	2.73%	05/22/14	1,788,739	1,724,648

Nuance Communications, Inc.
Revolver Loan(f)	0%	04/01/12	121,000	112,227

Term Loan B	2.23%	04/01/13	245,514	237,473

Production Resources, Inc., Term Loan B	3.75%	08/15/14	1,520,291	1,273,244

				7,723,937

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
9     AIM Floating Rate Fund

	Interest	Maturity	Principal
	Rate	Date	Amount	Value

Drug Retail-0.27%

General Nutrition Centers, Inc., Term Loan B	2.48-2.51%	09/16/13	$1,238,428	$1,183,734

MAPCO Express, Inc., Term Loan	6.50%	04/28/11	74,137	70,801

Pantry, Inc. (The)
Delay Draw Term Loan	1.98%	05/15/14	21,153	20,228

Term Loan B	1.98%	05/15/14	73,908	70,674

				1,345,437

Education Services-0.05%

Bright Horizons Family Solutions, Inc., Term Loan B	7.50%	05/28/15	246,004	247,158

Electric Utilities-5.32%

Bicent Power LLC, Second Lien Term Loan	4.26%	07/10/14	250,400	175,906

Calpine Corp.
First Priority Term Loan(d)	—	03/29/14	482,574	454,799

First Priority Term Loan	3.14%	03/29/14	6,344,976	5,979,791

Dynegy Holdings Inc.
Loan C	3.98%	04/02/13	2,685,117	2,628,407

Term Loan B	3.98%	04/02/13	321,039	314,259

Energy Investor Funds (USPF Holdings), Term Loan	1.98%	04/11/14	146,209	145,295

GreatPoint Energy, Delay Draw Term Loan(d)	—	02/12/17	655,666	660,584

Kelson Finance LLC, First Lien Term Loan B	3.50%	03/08/13	322,326	316,513

NE Energy, Inc.
Second Lien Term Loan	4.81%	05/01/14	315,000	289,800

Syn LOC	0.16%	11/01/13	56,831	53,279

Term Loan B	2.75%	11/01/13	581,988	545,614

NRG Energy, Inc.
Syn LOC	0.15%	02/01/13	1,025,718	993,387

Term Loan B	1.97-2.00%	02/01/13	1,734,723	1,680,046

NSG Holdings II, LLC
Syn LOC	1.75%	06/15/14	38,265	36,065

Term Loan	1.75%	06/15/14	149,665	141,059

Texas Competitive Electric Holdings Co. LLC
Delay Draw Term Loan	3.73-3.75%	10/10/14	10,882,546	8,685,633

Term Loan B2	3.73-3.75%	10/10/14	3,909,457	3,163,513

TPF Generation Holdings, LLC
First Lien Term Loan	0.15%	12/15/11	30,618	29,738

Second Lien Term Loan	4.48-4.50%	12/15/14	267,000	236,295

Syn LOC D	0.15%	12/15/13	97,672	95,054

Term Loan	2.23%	12/15/13	252,761	244,758

				26,869,795

Electrical Components & Equipment-0.11%

Aeroflex Inc., Term Loan B1	3.50%	08/15/14	314,471	295,340

Crown Castle International Corp., Term Loan B	1.73%	03/06/14	281,247	275,505

				570,845

Electronic Manufacturing Services-0.04%

Sorenson Communications, Inc., First Lien Term Loan	6.00%	08/16/13	224,761	218,057

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
10	AIM Floating Rate Fund

	Interest	Maturity	Principal
	Rate	Date	Amount	Value

Environmental & Facilities Services-0.04%

Covanta Holding Corp.
Syn LOC	0.15%	02/09/14	$84,652	$80,927

Term Loan B	1.75%	02/09/14	129,013	123,337

				204,264

Food Distributors-2.21%

Advanced Food Company, Inc.
Delay Draw Term Loan	1.98%	03/16/14	73,189	69,621

Second Lien Term Loan	4.48%	09/16/14	1,233,357	1,097,688

Term Loan B	1.98%	03/16/14	847,395	806,084

Bolthouse Farms (Wm.), Inc., Term Loan(d)	—	12/17/12	430,435	430,435

Dean Foods Co.
Term Loan A	0.87-0.89%	04/02/12	266,250	257,556

Term Loan B	1.62-1.64%	04/02/14	295,584	284,664

Pierre Foods Inc., Term Loan B	8.50%	09/30/14	467,639	467,639

Pinnacle Foods Group, Inc. (Aurora Foods)
Revolver Loan(f)	0%	04/02/13	1,000,000	910,000

Term Loan B	2.98%	04/02/14	4,560,975	4,310,646

Term Loan C	7.50%	04/02/14	2,500,000	2,516,800

				11,151,133

Food Retail-0.52%

OSI Restaurant Partners, LLC
Prefunded Revolving Credit Loan	0.07-2.56%	06/14/13	157,245	139,678

Term Loan	2.56%	06/14/14	1,842,755	1,636,891

Quizno’s Corp. (The), First Lien Term Loan B	2.56%	05/05/13	13,399	11,504

SUPERVALU Inc.
Term Loan A(d)	—	06/02/11	405,506	400,973

Term Loan B	1.48%	06/02/12	433,344	421,921

				2,610,967

Forest Products-1.35%

Georgia-Pacific Corp.
Add On Term Loan B	2.24-2.25%	12/29/12	25,703	25,192

Term Loan A	2.25%	12/21/10	1,109,418	1,104,703

Term Loan B	2.25-2.26%	12/21/12	3,550,499	3,479,933

Term Loan C	3.49-3.51%	12/23/14	2,216,608	2,221,928

				6,831,756

Health Care Distributors-1.18%
IMS Health, Inc., Term Loan(d)	—	02/26/16	2,225,666	2,238,586
Warner Chilcott PLC

Add On Term Loan(d)	—	04/30/15	1,038,136	1,040,570

Add On Term Loan	5.75%	04/30/15	847,683	849,671

Term Loan A(d)	—	10/30/14	694,589	696,072

Term Loan B1(d)	—	04/30/15	347,295	348,054

Term Loan B2(d)	—	04/30/15	764,048	765,798

				5,938,751

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
11	AIM Floating Rate Fund

	Interest	Maturity	Principal
	Rate	Date	Amount	Value

Health Care Equipment-1.71%

Biomet, Inc., Term Loan	3.23-3.25%	03/25/15	$5,607,671	$5,448,498

CONMED Corp., Term Loan	1.74%	04/13/13	908,509	863,084

DJO Finance LLC, Term Loan	3.23%	05/20/14	1,848,018	1,793,344

Orthofix International N.V., Term Loan B	6.75%	09/22/13	532,526	533,191

				8,638,117

Health Care Facilities-2.51%

Community Health Systems
Delay Draw Term Loan	2.50%	07/25/14	295,384	276,922

Term Loan B	2.48-2.50%	07/25/14	5,307,838	4,972,224

HCA, Inc.
Term Loan B(d)	—	11/07/12	1,500,000	1,316,250

Term Loan B	2.50%	11/18/13	1,760,415	1,672,632

Health Management Associates, Inc., Term Loan B	2.00%	02/28/14	1,500,000	1,417,965

IASIS Healthcare Corp.
Delay Draw Term Loan	2.23%	03/14/14	704,690	674,642

LOC	0.13%	03/14/14	381,558	365,288

Term Loan B	2.23%	03/14/14	2,036,220	1,949,396

				12,645,319

Health Care Services-1.20%

Genoa Healthcare LLC
Second Lien Term Loan	10.75%	02/10/13	132,000	100,980

Term Loan B	5.50%	08/10/12	88,370	82,184

Harlan Sprague Dawley, Inc., Term Loan B	3.73%	07/11/14	555,356	509,192

inVentiv Health, Inc., Term Loan B	2.01%	07/06/14	378,269	363,139

Royalty Pharma AG
Term Loan	2.50%	04/16/13	543,163	536,455

Term Loan B	2.50%	04/16/13	544,126	537,406

Skilled Healthcare LLC, Term Loan	2.23-2.25%	06/15/12	358,125	341,115

Sun Healthcare Group, Inc.
Syn LOC	0.15%	04/19/14	89,827	85,036

Term Loan B	2.23-2.50%	04/19/14	457,766	433,351

Trizetto Group, Inc., Term Loan B	7.50%	08/04/15	749,513	753,732

Viant, Inc., Term Loan B	2.51%	06/25/14	2,387,143	2,333,432

				6,076,022

Health Care Supplies-0.26%

Catalent Pharma Solutions, Term Loan	2.48%	04/10/14	1,244,813	1,134,112

Fresenius Medical Care AG & Co. KGaA, Term Loan B	1.62-1.63%	03/31/13	167,997	165,109

				1,299,221

Hotels, Resorts & Cruise Lines-0.71%
American Gaming Systems
Delay Draw Term Loan	3.26%	05/14/13	528,476	410,890

Term Loan B	3.26%	05/14/13	3,777,305	2,936,854

Centaur Gaming
First Lien Term Loan B(e)	11.25%	10/30/12	242,281	219,749

Second Lien Term Loan(e)	14.25%	10/30/13	123,291	18,494

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
12	AIM Floating Rate Fund

	Interest	Maturity	Principal
	Rate	Date	Amount	Value

Hotels, Resorts & Cruise Lines-(continued)
Ginn Club & Resort
First Lien Term Loan B(e)	9.50%	06/08/11	$105,289	$8,950

Revolving Credit Loan(e)	5.87-9.50%	06/08/11	49,078	4,110

Second Lien Term Loan(e)	13.50%	06/08/12	127,556	2,551

				3,601,598

Household Products-1.66%

Jarden Corp.
Term Loan B2	2.00%	01/24/12	32,078	31,906

Term Loan B4	3.50%	01/26/15	55,804	55,854

Nice-Pak Products Inc., Term Loan	3.24%	06/18/14	572,121	531,358

Prestige Brands International, Inc., Term Loan B	4.50%	04/06/11	23,175	23,074

Rent-A-Center
Term Loan B	2.00-2.01%	06/30/12	7,229	7,167

Term Loan B	3.26%	03/31/15	129,882	129,232

Reynolds Packaging Group, Term Loan B	6.25%	11/05/15	1,564,235	1,579,877

Spectrum Brands, Inc.
LOC	1.50%	06/30/12	116,914	116,930

Term Loan B	8.00-8.75%	06/30/12	5,880,197	5,881,019

				8,356,417

Human Resource & Employment Services-0.88%

Koosharem Corp.
Second Lien Term Loan	6.49%	12/31/14	298,800	93,375

Term Loan	3.24-5.25%	06/30/14	723,799	552,501

Kronos Inc.
First Lien Term Loan	2.25%	06/11/14	765,812	725,848

First Lien Term Loan	6.00%	06/11/15	3,255,649	3,068,449

				4,440,173

Industrial Conglomerates-0.85%

CONTECH Construction Products, Inc., Term Loan B	2.23%	01/31/13	1,297,066	1,177,087

Dresser Inc.
Second Lien Term Loan	6.00%	05/04/15	1,000,000	944,170

Term Loan B	2.48-2.50%	05/04/14	2,240,984	2,149,743

				4,271,000

Industrial Machinery-0.87%

Gleason Corp., First Lien Term Loan	2.00%	06/30/13	123,749	119,418

Itron Inc., Term Loan	3.98%	04/18/14	109,153	109,085

Pro Mach, Inc., Term Loan	2.49%	12/14/11	556,025	500,423

Rexnord Corp.

Add On Term Loan B2	2.50%	07/19/13	94,375	87,611

Sr. Unsec. Term Loan	7.26%	03/01/13	2,644,411	1,586,646

Term Loan B	2.75-2.81%	07/19/13	2,082,062	1,965,602

				4,368,785

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
13	AIM Floating Rate Fund

	Interest	Maturity	Principal
	Rate	Date	Amount	Value

Insurance Brokers-0.14%

Swett & Crawford Group, Inc.
First Lien Term Loan	2.50%	04/03/14	$376,440	$321,857

Second Lien Term Loan	5.75%	10/03/14	105,200	71,799

USI Holdings Corp., Term Loan B	3.01%	05/05/14	317,720	287,139

				680,795

Integrated Telecommunication Services-1.02%

Cavalier Telephone Inc., Term Loan B	10.50%	12/31/12	926,239	800,534

Hargray Communications Group, Inc., Term Loan B	2.50%	06/27/14	152,368	144,241

Integra Telecom, Inc., Term Loan B	10.50%	08/31/13	2,295,968	2,306,024

Iowa Telecom, Term Loan B	1.98-2.01%	11/23/11	800,000	797,501

Time Warner Inc., Term Loan B	1.98%	01/07/13	1,119,017	1,097,033

				5,145,333

Internet Software & Services-0.14%

Network Solutions, LLC, Term Loan B	2.48-2.51%	03/07/14	748,181	694,562

Investment Banking & Brokerage-0.07%

Gartmore Investment Ltd., U.S. Term Loan	2.25%	05/11/14	365,938	339,102

IT Consulting & Other Services-1.84%

Brocade Communications Systems, Inc., Term Loan	7.00%	10/07/13	2,211,566	2,231,381

SunGuard Data Systems, Inc.
Revolver Loan(d)	—	08/11/11	1,500,000	1,346,250

U.S. Term Loan A	1.98%	02/28/14	256,883	247,985

U.S. Term Loan B(d)	—	02/28/16	500,000	491,073

U.S. Term Loan B	3.86-3.87%	02/28/16	3,036,357	2,982,142

U.S. Term Loan C	6.75%	02/28/14	1,989,924	2,009,416

				9,308,247

Leisure Facilities-2.33%

24 Hour Fitness Worldwide Inc., Term Loan B	2.76%	06/08/12	1,251,250	1,194,944

AMF Group
First Lien Term Loan B	2.73%	06/08/13	1,352,709	1,202,559

Second Lien Term Loan	6.48%	12/08/13	177,143	144,371

Regal Entertainment Group
Term Loan B(d)	—	10/27/13	2,000,000	2,002,650

Term Loan B	4.00%	10/27/13	2,244,965	2,247,940

Six Flags Inc.
Term Loan B	2.48%	04/30/15	1,737,747	1,722,541

Term Loan B(d)	—	02/17/16	1,382,043	1,372,542

Universal City Development Partners, Term Loan B	6.50%	11/06/14	1,883,117	1,898,022

				11,785,569

Leisure Products-2.18%

Cinemark USA, Inc.
Term Loan	—	10/05/13	318,935	316,384

Term Loan	1.99-2.01%	10/05/13	976,148	968,338

Golden Nugget, Inc., Second Lien Term Loan	3.48%	12/31/14	116,593	45,471

Panavision Inc., Second Lien Term Loan	7.75-9.75%	03/30/12	9,500	5,447

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
14	AIM Floating Rate Fund

	Interest	Maturity	Principal
	Rate	Date	Amount	Value

Leisure Products-(continued)

Sabre Holdings Corp.
Term Loan(d)	—	09/30/14	$2,000,000	$1,763,140

Term Loan	2.48-2.50%	09/30/14	3,460,903	3,051,028

Travelport Ltd.
Delay Draw Term Loan	2.74%	05/23/14	586,148	554,121

U.S. Syn LOC(d)	—	08/23/13	307,354	290,046

U.S. Syn LOC	2.75%	08/23/13	230,515	217,532

U.S. Term Loan B(d)	—	08/23/13	1,692,646	1,594,473

U.S. Term Loan B	2.74-2.75%	08/23/13	1,269,484	1,195,855

True Temper Sports Inc., Term Loan	13.00%	10/14/13	1,026,526	985,465

				10,987,300

Marine-0.07%

US Shipping LLC, Term Loan	2.50-9.20%	08/07/13	474,413	345,346

Marine Ports & Services-0.07%

Fleetcor Technologies, Inc.
Tranche 1	2.48%	04/30/13	186,952	184,615

Tranche 2	2.48%	04/30/13	153,395	151,478

				336,093

Metal & Glass Containers-1.72%

Berry Plastics Corp.
Term Loan C(d)	—	04/03/15	2,000,000	1,797,690

Term Loan C	2.25%	04/03/15	3,300,064	2,966,246

Graham Packaging Company, L.P.
Term Loan B	2.50%	10/07/11	561,016	555,190

Term Loan C	6.75%	04/05/14	2,495,162	2,517,656

MAUSER Corp.
Term Loan B2	2.60%	06/13/15	500,000	422,053

Term Loan C2	2.85%	06/13/16	500,000	421,250

				8,680,085

Movies & Entertainment-1.25%

Alpha III
Term Loan B1	2.45%	12/31/13	2,240,571	2,014,475

Term Loan B2	2.45%	12/31/13	1,513,442	1,360,720

LodgeNet Entertainment Corp., Term Loan	2.26%	04/04/14	1,078,975	1,014,237

NEP II, Inc., Term Loan B	2.50-4.50%	02/16/14	393,903	364,360

Zuffa LLC, Term Loan	2.31%	06/19/15	1,661,676	1,578,077

				6,331,869

Oil & Gas Drilling-1.05%

Niska Gas Storage Canada ULC
Canada Term Loan	1.98%	05/13/13	275,436	272,681

Delay Draw Term Loan	1.98%	05/13/13	19,207	19,015

U.S. Term Loan B	1.98%	05/13/13	28,355	28,072

Ram Energy Inc., Term Loan	12.75%	11/28/12	741,697	715,738

Venoco, Inc., Second Lien Term Loan	4.25%	05/07/14	4,578,798	4,256,863

				5,292,369

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
15	AIM Floating Rate Fund

	Interest	Maturity	Principal
	Rate	Date	Amount	Value

Oil & Gas Equipment & Services-1.28%

CCS Corp.
Delay Draw Term Loan	3.23%	11/14/14	$969,207	$823,826

Term Loan B	3.23%	11/14/14	2,767,633	2,352,488

Sem Group L.P., U.S. Term Loan B2	9.00%	11/30/16	52,463	51,815

Targa Resources, Inc.
Term Loan B(d)	—	07/05/16	1,500,000	1,508,025

Term Loan B	6.00%	07/05/16	1,715,835	1,725,015

				6,461,169

Oil & Gas Refining & Marketing-0.92%

Flying J Inc., Term Loan B(d)	—	02/19/15	1,395,349	1,407,558

Gary-Williams Energy Corp., Term Loan B	11.75%	11/13/14	1,014,573	933,407

Western Refining, Inc., LOC	7.75%	06/15/14	2,750,000	2,310,000

				4,650,965

Other Diversified Financial Services-0.02%

Conseco, Inc., Term Loan	7.50%	10/10/13	125,449	119,333

Packaged Foods & Meats-2.00%

Dole Foods Co., Inc.
Prefunded LOC	0.17%	04/12/13	683,477	685,896

Term Loan B	8.00%	04/12/13	1,225,301	1,229,259

Term Loan B1(d)	—	02/28/17	1,230,543	1,234,009

Term Loan C	8.00%	04/12/13	3,997,963	4,002,961

Term Loan C1(d)	—	02/28/17	2,944,274	2,947,955

				10,100,080

Paper Packaging-1.78%

Smurfit-Stone Container Corp.
Canada Revolver Credit Loan	2.70-5.00%	04/28/10	285,357	283,242

LOC(d)	4.50%	11/01/10	175,194	173,896

Term Loan(f)	0%	02/22/16	7,000,000	6,982,465

Term Loan B	2.50%	11/01/11	196,526	195,070

Term Loan C	2.50%	11/01/11	370,420	367,675

Term Loan C1	2.50%	11/01/11	111,994	111,164

U.S. Revolver Credit Loan	2.50-4.50%	04/28/10	859,735	853,366

				8,966,878

Paper Products-0.02%

Xerium S.A., U.S. Term Loan	6.75%	05/18/12	85,741	79,310

Personal Products-0.77%

Hanesbrands Inc., First Lien Term Loan B	5.25%	12/10/15	2,348,869	2,371,630

Topps Company Inc. (The), Term Loan B	3.01%	10/12/14	1,714,644	1,526,033

				3,897,663

Pharmaceuticals-1.06%
Nycomed US Inc.
Term Loan B2	2.49%	12/29/14	2,750,000	2,585,866

Term Loan C2	3.24%	12/29/15	2,750,000	2,599,616

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
16	AIM Floating Rate Fund

	Interest	Maturity	Principal
	Rate	Date	Amount	Value

Pharmaceuticals-(continued)

Quintiles Transnational Corp.
Second Lien Term Loan	4.25%	03/31/14	$74,764	$73,456

Term Loan B	2.25%	03/31/13	102,718	100,086

				5,359,024

Publishing-2.97%

American Media, Inc., Term Loan B	10.00%	01/30/13	3,941,804	3,774,297

CanWest MediaWorks Inc., Term Loan B	4.25%	07/13/14	112,167	108,335

Caribe Information Investment Inc., Term Loan	2.48-2.50%	03/31/13	73,394	57,982

Endurance Business Media, Inc.
Second Lien Term Loan(e)	9.25%	01/26/14	59,090	13,332

Term Loan(e)	4.75%	07/26/13	114,191	34,257

F & W Publications, Inc.
Second Lien Term Loan(e)	6.50%	08/05/13	357,143	5,357

Term Loan	6.50%	08/05/12	117,464	52,271

Gatehouse Media, Inc.
Delay Draw Term Loan(d)	—	08/28/14	1,402,514	658,480

Delay Draw Term Loan	2.23%	08/28/14	1,070,528	502,613

Term Loan B	2.23%	08/28/14	4,147,009	1,947,021

Term Loan(d)	—	08/28/14	1,035,285	486,066

Term Loan	2.48%	08/28/14	24,385	11,449

Getty Images, Inc., Acquisition Term Loan	6.25%	07/02/15	3,969,338	3,998,274

Hanley Wood LLC, Term Loan	2.50-2.56%	03/08/14	322,575	148,385

Local Insight Regatta Holdings, Inc., Term Loan	7.75%	04/23/15	3,155,324	2,679,407

MediaNews Group, Term Loan B	4.73%	12/30/10	1,144,979	537,327

				15,014,853

Real Estate Management & Development-0.11%

CB Richard Ellis Group, Inc., Term Loan A4	5.50%	12/20/11	542,611	542,611

Semiconductors-0.79%

Freescale Semiconductor, Inc., Term Loan B	1.98%	12/02/13	4,344,502	4,010,975

Specialized Consumer Services-2.16%

Booz Allen Hamilton, Inc., Term Loan C	6.00%	07/31/15	2,106,742	2,121,668

Jacobson Corp.
Term Loan B(d)	—	06/19/14	1,000,000	894,000

Term Loan B	2.73%	06/19/14	1,818,166	1,625,441

LPL Holdings Inc., Term Loan D	2.00%	06/28/13	307,547	295,887

ServiceMaster Company (The)
Delay Draw Term Loan	2.73%	07/24/14	616,313	571,784

Term Loan B	2.73-2.76%	07/24/14	5,828,494	5,407,385

				10,916,165

Specialized Finance-0.47%

Citco Group Ltd. (The), Term Loan B	4.43%	06/30/14	98,174	94,819

E.A.Viner International Co., First Lien Term Loan B	4.76%	07/31/13	24,740	23,626

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
17	AIM Floating Rate Fund

	Interest	Maturity	Principal
	Rate	Date	Amount	Value

Specialized Finance-(continued)

Harland Clarke Holdings Corp., Term Loan B	2.73-2.75%	06/30/14	$2,386,297	$2,100,931

Nuveen Investments, LLC, Term Loan	3.25-3.32%	11/13/14	154,186	134,999

				2,354,375

Specialty Chemicals-2.83%

Cognis Deutschland, Term Loan C	2.25%	09/15/13	799,515	757,041

Hexion Specialty Chemicals, Inc.
Credit Linked Deposit	0.13%	05/05/13	89,838	81,289

Revolver Credit	2.81%	05/31/11	381,000	329,176

Term Loan C1	4.06%	05/05/15	2,840,236	2,621,296

Term Loan C2	4.06%	05/05/15	1,255,057	1,158,311

Term Loan C4	4.00%	05/05/15	307,484	282,885

Term Loan C5	4.06%	05/05/15	113,180	102,411

Term Loan C7	4.06%	05/05/15	1,216,800	1,082,952

Huntsman ICI Chemicals LLC
Term Loan B	1.99-2.00%	04/21/14	4,931,707	4,680,806

Term Loan C	2.48-2.49%	06/30/16	3,192,844	3,039,860

MacDermid Inc., Term Loan B	2.23%	04/12/14	181,263	167,367

				14,303,394

Specialty Stores-1.09%

Mattress Firm, Term Loan B	2.51%	01/18/14	306,033	241,957

Michaels Stores, Inc.
Term Loan B1	2.50-2.56%	10/31/13	3,090,639	2,798,187

Term Loan B2	4.75-4.81%	07/31/16	1,860,505	1,779,629

PETCO Animal Supplies, Inc.
Term Loan	2.48%	10/26/13	333,155	326,562

Term Loan B	2.50%	10/26/13	263,711	258,492

Savers, Inc.
Canada Term Loan	2.98%	08/11/12	35,907	35,907

U.S. Term Loan B1	2.98%	08/11/12	40,343	40,343

				5,481,077

Systems Software-1.82%

Allen Systems Group Inc., First Lien Term Loan	8.50%	10/19/13	972,476	980,076

Dealer Comp-rey
First Lien Term Loan	2.25%	10/26/12	3,205,267	3,067,040

Second Lien Term Loan	5.75%	10/26/13	1,687,408	1,565,071

SkillSoft PLC, Term Loan B	3.75%	05/14/13	58,693	58,327

Verint Systems, Inc., Term Loan	3.48%	05/25/14	3,726,298	3,539,983

				9,210,497

Technology Distributors-0.10%

Windstream Corp., Term Loan B2	3.01%	12/17/15	507,128	504,503

Textiles-0.09%

Gold ToeMoretz, LLC, First Lien Term Loan	8.50%	10/30/13	496,155	457,289

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
18	AIM Floating Rate Fund

	Interest	Maturity	Principal
	Rate	Date	Amount	Value

Trading Companies & Distributors-0.00%
Brenntag AG
Term Loan B2	1.98-2.00%	01/20/14	$19,298	$18,783

U.S. Acquired Term Loan	2.00-2.14%	01/20/14	1,543	1,466

				20,249

Trucking-0.76%
Swift Transportation Corp.
Term Loan(d)	—	05/10/14	3,758,619	3,496,381

Term Loan	8.25%	05/10/14	380,389	353,849

				3,850,230

Wireless Telecommunication Services-3.72%
Asurion Corp.
First Lien Term Loan(d)	—	07/03/14	500,000	485,555

First Lien Term Loan	3.23-3.25%	07/03/14	5,320,386	5,166,680

Second Lien Term Loan	6.73%	07/03/15	1,833,985	1,800,175

FairPoint Communications, Inc.
Term Loan B(d)	—	03/31/15	1,000,000	766,465

Term Loan B(e)	5.00%	03/31/15	2,922,715	2,240,159

Global Tel*Link
Acquisition Syn Deposit Commitment	2.90%	02/14/13	100,347	100,410

Delay Draw Term Loan(d)	—	02/14/16	192,350	192,470

Syn LOC	2.90%	02/14/16	200,010	200,026

Term Loan	9.00%	02/14/13	1,257,995	1,259,741

MetroPCS Communications, Inc.
Term Loan B(d)	—	11/03/13	1,500,000	1,450,747

Term Loan B	2.50%	11/03/13	1,782,587	1,724,056

RCN Corp.
Add on Term Loan	2.56%	05/25/14	1,479,375	1,410,030

Add on Term Loan B	2.56%	05/25/14	1,664,232	1,586,220

U.S. TelePacific, Term Loan B	9.25%	08/17/15	405,639	406,400

				18,789,134

Total Senior Secured Floating Rate Interest Loans (Cost $462,777,108)				463,510,146

Floating Rate Notes-1.02%
Communications Equipment-0.82%
Qwest Corp., Sr. Unsec. Unsub. Floating Rate Global Notes(g)	3.50%	06/15/13	4,250,000	4,150,125

Metal & Glass Containers-0.16%
Berry Plastics Holding Corp., Sr. Sec. Gtd. Sub. Floating Rate Global Notes(g)	4.13%	09/15/14	996,000	826,680

Paper Packaging-0.04%
Verso Paper Holdings, LLC, Series B, Sr. Sec. Gtd. Floating Rate Global Notes(g)	4.00%	08/01/14	228,000	185,820

Total Floating Rate Notes (Cost $5,264,346)				5,162,625

			Shares

Domestic Common Stocks-0.80%
Auto Parts & Equipment-0.02%
Dayco Products, LLC(h)			4,117	90,574

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19 AIM Floating Rate Fund

	Shares	Value

Broadcasting-0.02%
New Vision Television(h)	6,734	$0

New Vision Television,–Class A(h)	8,574	94,314

		94,314

Building Products-0.44%
Masonite Worldwide Holdings (Canada)(h)	53,093	2,229,906

United Subcontractors, Inc.(h)	4,587	0

		2,229,906

Environmental & Facilities Services-0.18%
Safety-Kleen Holdco, Inc., (Acquired 12/24/03; Cost $2,062,077)(h)(i)(j)	150,812	923,723

Leisure Products-0.01%
True Temper Sports Inc.(h)	2,971	22,100

Marine-0.01%
US Shipping LLC(h)	87,805	70,244

US Shipping LLC(h)	6,189	0

		70,244

Oil & Gas Equipment & Services-0.03%
Sem Group L.P.(h)	6,668	160,032

Publishing-0.09%
Reader’s Digest Association, Inc. (The)	22,917	435,423

Total Domestic Common Stocks (Cost $7,819,641)		4,026,316

Money Market Funds-15.73%
Liquid Assets Portfolio–Institutional Class(k)	39,701,634	39,701,634

Premier Portfolio–Institutional Class(k)	39,701,634	39,701,634

Total Money Market Funds (Cost $79,403,268)		79,403,268

TOTAL INVESTMENTS–109.36% (Cost $555,264,363)		552,102,355

OTHER ASSETS LESS LIABILITIES–(9.36)%		(47,274,500)

NET ASSETS–100.00%		$504,827,855

Investment Abbreviations:

DIP	– Debtor-in-possession
Gtd.	– Guaranteed
LOC	– Letter of Credit
NM	– New Money
PIK	– Payment in Kind
REIT	– Real Estate Investment Trust
Sec.	– Secured
Sr.	– Senior
Sub.	– Subordinated
Syn LOC	– Synthetic Letter of Credit
Unsec.	– Unsecured
Unsub.	– Unsubordinated
Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Senior secured corporate loans and senior secured debt securities are, at present, not readily marketable, not registered under the Securities Act of 1933, as amended and may be subject to contractual and legal restrictions on sale. Senior secured corporate loans and senior secured debt securities in the Fund’s portfolio generally have variable rates which adjust to a base, such as the London Inter-Bank Offered Rate (“LIBOR”), on set dates, typically every 30 days but not greater than one year; and/or have interest rates that float at a margin above a widely recognized base lending rate such as the Prime Rate of a designated U.S. bank.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20 AIM Floating Rate Fund

(c)	Senior secured floating rate interests often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the senior secured floating rate interests will have a expected average life of three to five years.

(d)	This floating rate interest will settle after February 28, 2010, at which time the interest rate will be determined.

(e)	Defaulted security. Currently, the issuer is partially or fully in default with respect to interest payments. The aggregate value of these securities at February 28, 2010 was $3,692,857, which represented 0.73% of the Fund’s Net Assets.

(f)	All or a portion of this holding is subject to unfunded loan commitments. See Note 3.

(g)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2010.

(h)	Non-income producing security.

(i)	Acquired as part of a bankruptcy restructuring.

(j)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at February 28, 2010 represented 0.18% of the Fund’s Net Assets.

(k)	The money market fund and the Fund are affiliated by having the same investment adviser.
Portfolio Composition
By credit quality rating, based on total investments

Baa2	0.2%

Baa3	1.4

Ba1	4.5

Ba2	14.4

Ba3	27.8

B1	19.4

B2	8.7

B3	1.8

CAA1	1.8

CAA2	1.0

NR	3.9

Equity	0.7

Money Market Funds	14.4

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21 AIM Floating Rate Fund

Statement of Assets and Liabilities
February 28,
2010 (Unaudited)

Assets:
Investments, at value (Cost $475,861,095)	$472,699,087

Investments in affiliated money market funds, at value and cost	79,403,268

Total investments, at value (Cost $555,264,363)	552,102,355

Receivables for:
Investments sold	26,125,772

Fund shares sold	9,923,825

Dividends and interest	1,854,931

Investment for trustee deferred compensation and retirement plans	16,497

Other assets	100,054

Total assets	590,123,434

Liabilities:
Payables for:
Investments purchased	83,686,406

Fund shares reacquired	856,913

Dividends	447,208

Accrued fees to affiliates	214,873

Accrued other operating expenses	46,456

Trustee deferred compensation and retirement plans	43,723

Total liabilities	85,295,579

Net assets applicable to shares outstanding	$504,827,855

Net assets consist of:
Shares of beneficial interest	$572,711,653

Undistributed net investment income	353,195

Undistributed net realized gain (loss)	(65,074,985)

Unrealized appreciation (depreciation)	(3,162,008)

$504,827,855

Net Assets:
Class A	$294,300,697

Class C	$144,380,306

Class R	$598,932

Class Y	$28,563,964

Institutional Class	$36,983,956

Shares outstanding, $0.01 par value per share, unlimited number of shares authorized:
Class A	39,364,636

Class C	19,397,166

Class R	79,963

Class Y	3,826,660

Institutional Class	4,945,769

Class A:
Net asset value per share	$7.48

Maximum offering price per share
(Net asset value of $7.48 ÷ 97.50%)	$7.67

Class C:
Net asset value and offering price per share	$7.44

Class R:
Net asset value and offering price per share	$7.49

Class Y:
Net asset value and offering price per share	$7.46

Institutional Class:
Net asset value and offering price per share	$7.48

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22 AIM Floating Rate Fund

Statement of Operations
For the six months ended
February 28, 2010 (Unaudited)

Investment income:
Interest	$14,880,371

Dividends from affiliated money market funds	24,224

Total investment income	14,904,595

Expenses:
Advisory fees	1,345,434

Administrative services fees	67,443

Custodian fees	7,605

Distribution fees:
Class A	300,399

Class C	435,588

Class R	1,189

Line of credit expenses	45,176

Transfer agent fees — A, C, R and Y	208,556

Transfer agent fees — Institutional	2,379

Trustees’ and officers’ fees and benefits	14,874

Other	149,529

Total expenses	2,578,172

Less: Fees waived, expenses reimbursed and expense offset arrangement(s)	(29,347)

Net expenses	2,548,825

Net investment income	12,355,770

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Investment securities	924,547

Foreign currencies	(6)

924,541

Change in net unrealized appreciation of investment securities	20,777,270

Net realized and unrealized gain	21,701,811

Net increase in net assets resulting from operations	$34,057,581

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23 AIM Floating Rate Fund

Statement of Changes in Net Assets
For the six months ended February 28, 2010 and the year ended August 31, 2009
(Unaudited)

	February 28,	August 31,
	2010	2009

Operations:
Net investment income	$12,355,770	$15,872,914

Net realized gain (loss)	924,541	(13,290,805)

Change in net unrealized appreciation	20,777,270	6,213,894

Net increase in net assets resulting from operations	34,057,581	8,796,003

Distributions to shareholders from net investment income:
Class A	(7,206,994)	(9,200,242)

Class C	(3,183,124)	(3,733,419)

Class R	(13,753)	(20,258)

Class Y	(614,161)	(334,392)

Institutional Class	(1,194,297)	(2,509,144)

Total distributions from net investment income	(12,212,329)	(15,797,455)

Share transactions-net:
Class A	63,089,651	77,804,579

Class C	34,293,822	37,224,086

Class R	146,798	128,603

Class Y	7,372,851	18,275,977

Institutional Class	(3,666,407)	(6,056,700)

Net increase in net assets resulting from share transactions	101,236,715	127,376,545

Net increase in net assets	123,081,967	120,375,093

Net assets:
Beginning of period	381,745,888	261,370,795

End of period (includes undistributed net investment income of $353,195 and $209,754, respectively)	$504,827,855	$381,745,888

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24 AIM Floating Rate Fund

Statement of Cash Flows
For the six months ended February 28, 2010
(Unaudited)

Cash provided by operating activities:
Net increase in net assets resulting from operations	$34,057,581

Adjustments to reconcile net increase in net assets to net cash provided by operating activities:
Purchases of investments	(186,765,732)

Proceeds from disposition of investments and principal payments	149,648,886

Amortization of premiums and accretion of discounts on investment securities	(5,448,084)

Increase in receivables and other assets	(349,020)

Decrease in accrued expenses and other payables	(47,591)

Net realized gain from investment securities	(924,547)

Unrealized appreciation on investment securities	(20,777,270)

Net cash provided by (used in) operating activities	(30,605,777)

Cash provided by financing activities:
Dividends paid to shareholders	(2,956,557)

Proceeds from shares of beneficial interest sold	167,128,690

Disbursements from shares of beneficial interest reacquired	(83,280,350)

Net cash provided by financing activities	80,891,783

Net increase in cash and cash equivalents	50,286,006

Cash and cash equivalents at beginning of period	29,117,262

Cash and cash equivalents at end of period	$79,403,268

Non-cash financing activities:
Value of shares of beneficial interest issued in reinvestment of dividends paid to shareholders	$9,223,057

Supplemental disclosure of cash flow information:
Cash paid during the year for line of credit expenses was $40,222.
Notes to Financial Statements
February 28, 2010
(Unaudited)
NOTE 1—Significant Accounting Policies
AIM Floating Rate Fund (the “Fund”) is a series portfolio of AIM Counselor Series Trust (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of seven separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.
     The Fund’s investment objectives are to provide a high level of current income and, secondarily, preservation of capital.
     The Fund currently consists of five different classes of shares: Class A, Class C, Class R, Class Y and Institutional Class. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waiver shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class Y and Institutional Class shares are sold at net asset value. Under certain circumstances, Class R shares are subject to a CDSC. Effective April 1, 2010, Class R shares will no longer be subject to a CDSC.
     The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A.	Security Valuations — Senior secured floating rate loans and senior secured floating rate debt securities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.
     Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market (but not securities reported on the NASDAQ Stock Exchange) are valued based on the prices furnished by independent pricing services, in which case the securities

25 AIM Floating Rate Fund

may be considered fair valued, or by market makers. Each security reported on the NASDAQ Stock Exchange is valued at the NASDAQ Official Closing Price (“NOCP”) as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.
     Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
     Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
     Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
     Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
     Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
     Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Change in Valuation Methodology of Corporate Loans — Effective January 1, 2010, a change in pricing valuation methodology was implemented for Corporate Loans from bid quotation to the mean or otherwise calculated at the mid price between the bid and asked quotation. The change was implemented to align pricing methodologies among all debt instruments. The impact of this valuation policy change was an increase of $3,164,818 to investments at value, unrealized appreciation and net assets and approximately $0.06 per share to the Fund.
C.	Securities Transactions and Investment Income — Securities transaction are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from the settlement date. Facility fees received may be amortized over the life of the loan. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.
     The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
     The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.
D.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the

26 AIM Floating Rate Fund

laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
E.	Distributions — Distributions from income are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

F.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
     The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
G.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

H.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print, which is generally 45 days from the period-end date.

I.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

J.	Other Risks — The Fund may invest all or substantially of its assets in senior secured floating rate loans, senior secured debt securities or other securities rated below investment grade. These securities are generally considered to have speculative characteristics and are subject to greater risk of loss of principal and interest than higher rated securities. The value of lower quality debt securities and floating rate loans can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments.
     The Fund invests in Corporate Loans from U.S. or non-U.S. companies (the “Borrowers”). The investment of the Fund in a Corporate Loan may take the form of participation interests or assignments. If the Fund purchases a participation interest from a syndicate of lenders (“Lenders”) or one of the participants in the syndicate (“Participant”), one or more of which administers the loan on behalf of all the Lenders (the “Agent Bank”), the Fund would be required to rely on the Lender that sold the participation interest not only for the enforcement of the Fund’s rights against the Borrower but also for the receipt and processing of payments due to the Fund under the Corporate Loans. As such, the Fund is subject to the credit risk of the Borrower and the Participant. Lenders and Participants interposed between the Fund and a Borrower, together with Agent Banks, are referred to as “Intermediate Participants”.
K.	Redemption Fees — The Fund has a 2% redemption fee that is to be retained by the Fund to offset transaction costs and other expenses associated with short-term redemptions and exchanges. The fee, subject to certain exceptions, is imposed on certain redemptions or exchanges of shares within 31 days of purchase. The redemption fee is recorded as an increase in shareholder capital and is allocated among the share classes based on the relative net assets of each class.

L.	Cash and Cash Equivalents — For the purposes of the Statement of Cash Flows the Fund defines Cash and Cash Equivalents as cash (including foreign currency), money market funds and other investments held in lieu of cash and excludes investments made with cash collateral received.

M.	Securities Purchased on a When-Issued and Delayed Delivery Basis — The Fund may purchase and sell interests in Corporate Loans and Corporate Debt Securities and other portfolio securities on a when-issued and delayed delivery basis, with payment and delivery scheduled for a future date. No income accrues to the Fund on such interests or securities in connection with such transactions prior to the date the Fund actually takes delivery of such interests or securities. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of acquiring such securities, they may sell such securities prior to the settlement date.

27 AIM Floating Rate Fund

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Net Assets	Rate

First $500 million	0.65%

Next $4.5 billion	0.60%

Next $5 billion	0.575%

Over $10 billion	0.55%

     Under the terms of a master sub-advisory agreement approved by shareholders of the Funds between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Funds, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide discretionary investment management services to each Fund based on the percentage of assets allocated to such Sub-Adviser(s).
     On December 31, 2009, Invesco Aim Advisors, Inc., Invesco Aim Capital Management, Inc., Invesco Aim Private Asset Management, Inc. and Invesco Global Asset Management (N.A.), Inc. merged into Invesco Institutional (N.A.), Inc. and the consolidated adviser firm was renamed Invesco Advisers, Inc.
     The Adviser has contractually agreed, through at least June 30, 2010, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit Total Annual Operating Expenses After Fee Waiver (excluding certain items discussed below) of Class A, Class C, Class R, Class Y and Institutional Class shares to 1.50%, 2.00%, 1.75%, 1.25% and 1.25% of average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Operating Expenses to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. The Board of Trustees or Invesco Advisers, Inc. may terminate the fee waiver arrangement at any time. The Adviser did not waive fees and/or reimburse expenses during the period under this expense limitation.
     Further, the Adviser has contractually agreed, through at least June 30, 2010, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.
     For the six months ended February 28, 2010, the Adviser waived advisory fees of $27,730.
     At the request of the Trustees of the Trust, Invesco Ltd. agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement are included in the Statement of Operations. For the six months ended February 28, 2010, Invesco Ltd. reimbursed expenses of the Fund in the amount of $115.
     The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended February 28, 2010, expenses incurred under the agreement are shown in the Statement of Operations as administrative services fees.
     The Trust has entered into a transfer agency and service agreement with Invesco Aim Investment Services, Inc. (“IAIS”) pursuant to which the Fund has agreed to pay IAIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IAIS for certain expenses incurred by IAIS in the course of providing such services. IAIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IAIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended February 28, 2010, expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.
     The Trust has entered into master distribution agreements with Invesco Aim Distributors, Inc. (“IADI”) to serve as the distributor for the Class A, Class C, Class R, Class Y and Institutional Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C and Class R shares (collectively the “Plans”). The Fund, pursuant to the Plans, pays IADI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 0.75% of the average daily net assets of Class C shares and 0.50% of the average daily net assets of Class R shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. For the six months ended February 28, 2010, expenses incurred under the Plans are shown in the Statement of Operations as distribution fees.
     Front-end sales commissions and CDSC (collectively the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended February 28, 2010, IADI advised the Fund that IADI retained $40,619 in front-end sales commissions from the sale of Class A shares and $5,879, $27,535 and $0 from Class A, Class C and Class R shares, respectively, for CDSC imposed upon redemptions by shareholders.
Certain officers and trustees of the Trust are officers and directors of Invesco, IAIS and/or IADI.

28 AIM Floating Rate Fund

NOTE 3—Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
     The following is a summary of the tiered valuation input levels, as of February 28, 2010. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Equity Securities	$81,633,174	$850,587	$945,823	$83,429,584

Corporate Debt Securities	—	467,687,306	985,465	468,672,771

Total Investments	$81,633,174	$468,537,893	$1,931,288	$552,102,355

NOTE 4—Expense Offset Arrangement(s)
The expense offset arrangement is comprised of transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions. For the six months ended February 28, 2010, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $1,502.
NOTE 5—Trustees’ and Officers’ Fees and Benefits
“Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and “Trustees’ and Officers’ Fees and Benefits” also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. “Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
     During the six months ended February 28, 2010, the Fund paid legal fees of $1,274 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.
NOTE 6—Borrowings
The Fund is a party to a committed line of credit facility with a syndicate administered by JPMorgan Chase Bank. The Fund may borrow up to the lesser of (i) $10,000,000, or (ii) the limits set by its prospectus for borrowings. The Fund is charged a commitment fee of 0.15% on the unused balance of the committed line and an up front fee 0.03% on the aggregate commitment. Prior to October 26, 2009, the commitment fee was 0.07%. During the six months ended February 28, 2010, the Fund did not borrow under the credit facility.
     The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

29 AIM Floating Rate Fund

NOTE 7—Unfunded Loan Commitments
As of February 28, 2010, the Fund had unfunded loan commitments of $8,323,913, which could be extended at the option of the borrower, pursuant to the following loan agreements with the following borrowers:

Borrower		Unfunded Commitments

LyondellBasell Industries	Term Loan	$228,486

New Vision Television	Term Loan	90,735

Nuance Communications, Inc.	Revolver Loan	112,227

Pinnacle Foods Group, Inc. (Aurora Foods)	Revolver Loan	910,000

Stone Container Corp.	Term Loan	6,982,465

		$8,323,913

NOTE 8—Tax Information
The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
     Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Fund had a capital loss carryforward as of August 31, 2009 which expires as follows:

Capital Loss
Expiration	Carryforward*

August 31, 2010	$21,273,718

August 31, 2011	10,298,295

August 31, 2012	2,745,717

August 31, 2013	5,482,284

August 31, 2014	2,498,917

August 31, 2016	1,685,685

August 31, 2017	13,482,530

Total capital loss carryforward	$57,467,146

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.
NOTE 9—Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended February 28, 2010 was $235,620,783 and $168,552,655, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.
Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$20,461,777

Aggregate unrealized (depreciation) of investment securities	(24,212,865)

Net unrealized appreciation (depreciation) of investment securities	$(3,751,088)

Cost of investments for tax purposes is $555,853,443.

30 AIM Floating Rate Fund

NOTE 10—Share Information

	Summary of Share Activity
	Six months ended		Year ended
	February 28, 2010(a)		August 31, 2009
	Shares	Amount	Shares	Amount

Sold:
Class A	14,842,975	$108,851,866	22,788,600	$140,448,419

Class C	6,632,120	48,532,427	9,058,544	56,396,083

Class R	20,616	152,481	23,993	160,476

Class Y(b)	2,052,527	15,119,912	3,086,832	19,854,491

Institutional Class	378,603	2,778,332	779,815	4,913,124

Issued as reinvestment of dividends:
Class A	727,719	5,334,488	1,023,849	6,419,451

Class C	307,599	2,240,093	398,007	2,493,435

Class R	1,868	13,691	3,234	20,088

Class Y	61,168	444,377	22,822	151,664

Institutional Class	162,793	1,190,408	403,283	2,501,384

Reacquired:(c)
Class A(b)	(7,033,108)	(51,096,703)	(10,735,224)	(69,063,291)

Class C	(2,279,974)	(16,478,698)	(3,310,738)	(21,665,432)

Class R	(2,611)	(19,374)	(8,333)	(51,961)

Class Y	(1,139,675)	(8,191,438)	(257,014)	(1,730,178)

Institutional Class	(1,058,006)	(7,635,147)	(2,076,229)	(13,471,208)

Net increase in share activity	13,674,614	$101,236,715	21,201,441	$127,376,545

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 47% of the outstanding shares of the Fund. IADI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
     In addition, 7% of the outstanding shares of the Fund are owned by affiliated mutual funds. Affiliated mutual funds are other mutual funds that are also advised by Invesco.

(b)	Effective upon the commencement date of Class Y shares, October 3, 2008, the following shares were converted from Class A into Class Y and shares of the Fund:

Class	Shares	Amount

Class Y	34,580	$252,087

Class A	(34,580)	(252,087)

(c)	Net of redemption fees of $20,302 and $27,580 allocated among the classes based on relative net assets of each class for the six months ended February 28, 2010 and the year ended August 31, 2009, respectively.
NOTE 11—Subsequent Event
Effective April 30, 2010, any and all references to “AIM” or “Invesco Aim” will be changed to “Invesco”.

31 AIM Floating Rate Fund

NOTE 12—Financial Highlights
The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

										Ratio of		Ratio of
										expenses		expenses
			Net gains							to average		to average net		Ratio of net
	Net asset		(losses) on		Dividends					net assets		assets without		investment
	value,	Net	securities (both	Total from	from net	Net asset			Net assets,	with fee waivers		fee waivers		income
	beginning	investment	realized and	investment	investment	value, end	Total		end of period	and/or expenses		and/or expenses		to average		Portfolio
	of period	income(a)	unrealized)	operations	income	of period(b)	Return(c)		(000s omitted)	absorbed		absorbed		net assets		turnover(d)

Class A
Six months ended 02/28/10	$7.09	$0.22	$0.39 (e)	$0.61	$(0.22)	$7.48	8.70	% (e)	$294,301	1.14	%(f)(g)	1.15	%(f)(g)	6.07	%(f)	41%
Year ended 08/31/09	7.99	0.41	(0.89)	(0.48)	(0.42)	7.09	(4.97)		218,448	1.24	(g)	1.25	(g)	6.50		52
Year ended 08/31/08	8.67	0.53	(0.68)	(0.15)	(0.53)	7.99	(1.80)		141,803	1.36	(g)	1.37	(g)	6.36		66
Year ended 08/31/07	9.06	0.60	(0.39)	0.21	(0.60)	8.67	2.28		220,449	1.29	(g)	1.30	(g)	6.65		117
Eight months ended 08/31/06	9.04	0.37	0.02	0.39	(0.37)	9.06	4.32		155,953	1.58	(g)(h)	1.86	(g)(h)	6.06	(h)	54
Year ended 12/31/05	9.02	0.43	0.01	0.44	(0.42)	9.04	5.00		159,206	2.04	(g)	2.17	(g)	4.69		56

Class C
Six months ended 02/28/10	7.06	0.20	0.38 (e)	0.58	(0.20)	7.44	8.31	(e)	144,380	1.64	(f)(g)	1.65	(f)(g)	5.57	(f)	41
Year ended 08/31/09	7.97	0.38	(0.90)	(0.52)	(0.39)	7.06	(5.61)		103,975	1.74	(g)	1.75	(g)	6.00		52
Year ended 08/31/08	8.65	0.48	(0.68)	(0.20)	(0.48)	7.97	(2.31)		68,452	1.86	(g)	1.87	(g)	5.86		66
Year ended 08/31/07	9.04	0.56	(0.39)	0.17	(0.56)	8.65	1.76		81,479	1.79	(g)	1.80	(g)	6.15		117
Eight months ended 08/31/06	9.02	0.34	0.02	0.36	(0.34)	9.04	4.05		44,853	1.97	(g)(h)	2.36	(g)(h)	5.67	(h)	54
Year ended 12/31/05	8.99	0.40	0.03	0.43	(0.40)	9.02	4.85		47,624	2.29	(g)	2.67	(g)	4.44		56

Class R
Six months ended 02/28/10	7.10	0.21	0.39 (e)	0.60	(0.21)	7.49	8.56	(e)	599	1.39	(f)(j)	1.40	(f)(j)	5.82	(f)	41
Year ended 08/31/09	8.00	0.40	(0.89)	(0.49)	(0.41)	7.10	(5.19)		427	1.49	(j)	1.50	(j)	6.25		52
Year ended 08/31/08	8.66	0.51	(0.66)	(0.15)	(0.51)	8.00	(1.81)		330	1.61	(j)	1.62	(j)	6.11		66
Year ended 08/31/07	9.06	0.58	(0.40)	0.18	(0.58)	8.66	1.91		278	1.54	(j)	1.55	(j)	6.40		117
Year ended 08/31/06(i)	9.11	0.21	(0.05)	0.16	(0.21)	9.06	1.80		78	1.53	(h)(j)	1.53	(h)(j)	6.11	(h)	54

Class Y
Six months ended 02/28/10	7.07	0.23	0.39 (e)	0.62	(0.23)	7.46	8.84	(e)	28,564	0.89	(f)(j)	0.90	(f)(j)	6.32	(f)	41
Year ended 08/31/09(i)	7.29	0.41	(0.24)	0.17	(0.39)	7.07	3.48		20,176	1.00	(h)(j)	1.01	(h)(j)	6.74	(h)	52

Institutional Class
Six months ended 02/28/10	7.09	0.23	0.39 (e)	0.62	(0.23)	7.48	8.89	(e)	36,984	0.79	(f)(j)	0.80	(f)(j)	6.42	(j)	41
Year ended 08/31/09	7.99	0.44	(0.89)	(0.45)	(0.45)	7.09	(4.62)		38,720	0.88	(j)	0.89	(j)	6.86		52
Year ended 08/31/08	8.67	0.56	(0.68)	(0.12)	(0.56)	7.99	(1.46)		50,786	1.01	(j)	1.02	(j)	6.71		66
Year ended 08/31/07	9.06	0.63	(0.39)	0.24	(0.63)	8.67	2.62		48,138	0.95	(j)	0.96	(j)	6.99		117
Year ended 08/31/06(i)	9.11	0.23	(0.05)	0.18	(0.23)	9.06	2.00		24,335	0.98	(h)(j)	0.98	(h)(j)	6.66	(h)	54

(a)	Calculated using average shares outstanding.

(b)	Includes redemption fees added to shares of beneficial interest which were less than $0.005 per share.

(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(d)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.

(e)	Includes the impact of the valuation policy change on Corporate Loans effective January 1, 2010. Had the policy change not occurred, Net gains on securities (both realized and unrealized) per share would have been $0.33, $0.32, $0.33, $0.33 and $0.33 for Class A, Class C, Class R, Class Y and Institutional Class shares, respectively and total returns would have been lower.

(f)	Ratios are annualized and based on average daily net assets (000’s omitted) of $242,311, $117,120, $479, $19,970 $37,530 for Class A, Class C, Class R, Class Y and Institutional Class shares, respectively.

(g)	Ratio includes line of credit expense of 0.02%, 0.02%, 0.06%, 0.02%, 0.01% (annualized) and 0.54% for the six months ended February 28, 2010, the years ended August 31, 2009, August 31, 2008, August 31, 2007, the eight months ended August 31, 2006 and the year ended December 31, respectively.

(h)	Annualized.

(i)	Commencement date of April 13, 2006 for Class R and Institutional Class shares and October 3, 2008 for Class Y shares.

(j)	Ratio includes line of credit expense of 0.02%, 0.02%, 0.06%, 0.02% and 0.01% (annualized) for the six months ended February 28, 2010, the years ended August 31, 2009, August 31, 2008, August 31, 2007 and the period ended August 31, 2006, respectively.

32 AIM Floating Rate Fund

Calculating your ongoing Fund expenses
Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2009 through February 28, 2010.
Actual expenses
The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical example for comparison purposes
The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.
     The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
     Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

				HYPOTHETICAL
				(5% annual return before
		ACTUAL		expenses)
	Beginning	Ending	Expenses	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Account Value	Paid During	Expense
Class	(09/01/09)	(02/28/10)[1]	Period[2]	(02/28/10)	Period[2]	Ratio
Class A	$1,000.00	$1,087.00	$5.90	$1,019.14	$5.71	1.14%
Class C	1,000.00	1,083.10	8.47	1,016.66	8.20	1.64
Class R	1,000.00	1,085.60	7.19	1,017.90	6.95	1.39
Class Y	1,000.00	1,088.40	4.61	1,020.38	4.46	0.89
Institutional	1,000.00	1,088.90	4.09	1,020.88	3.96	0.79

[1]	The actual ending account value is based on the actual total return of the Fund for the period September 1, 2009 through February 28, 2010, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

33 AIM Floating Rate Fund

Invesco Aim Privacy Policy
You share personal and financial information with us that is necessary for your transactions and your account records. We take very seriously the obligation to keep that information confidential and private.
     Invesco Aim collects nonpublic personal information about you from account applications or other forms you complete and from your transactions with us or our affiliates. We do not disclose information about you or our former customers to service providers or other third parties except to the extent necessary to service your account and in other limited circumstances as permitted by law. For example, we use this information to facilitate the delivery of transaction confirmations, financial reports, prospectuses and tax forms.
     Even within Invesco Aim, only people involved in the servicing of your accounts and compliance monitoring have access to your information. To ensure the highest level of confidentiality and security, Invesco Aim maintains physical, electronic and procedural safeguards that meet or exceed federal standards. Special measures, such as data encryption and authentication, apply to your communications with us on our website – invescoaim.com. More detail is available to you at that site.

Important Notice Regarding Delivery of Security Holder Documents
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Aim Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information
The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invescoaim.com. In the Financial Products box, click on Mutual Funds; then, in the Fund Information box, select Complete Quarterly Holdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-09913 and 333-36074.
     A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or on the Invesco Aim website, invescoaim.com. Click the About Us tab at the top of the home page; click on Legal Information; and then click on Invesco Aim Proxy Voting Guidelines. The information is also available on the SEC website, sec.gov.
     Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2009, is available at our website, invescoaim.com. Click the About Us tab at the top of the home page; click on Legal Information; and then click on Proxy Voting Search. The information is also available on the SEC website, sec.gov.
If used after July 20, 2010, this report must be accompanied by a Quarterly Performance Review for the most recent quarter-end.
     Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Aim Distributors, Inc. is the U.S. distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.
     On or about April 30, 2010, Invesco Aim Distributors, Inc. becomes Invesco Distributors, Inc., Invesco Aim Investment Services, Inc. becomes Invesco Investment Services, Inc., and AIM funds become Invesco funds. In addition, invescoaim.com becomes invesco.com.

FLR-SAR-1	Invesco Aim Distributors, Inc.

AIM Multi-Sector Fund
Semiannual Report to Shareholders ▪ February 28, 2010

2	Fund Performance
3	Letters to Shareholders
4	Schedule of Investments
7	Financial Statements
9	Notes to Financial Statements
16	Financial Highlights
17	Fund Expenses
For the most current month-end Fund performance and commentary, please visit invescoaim.com.
Unless otherwise noted, all data provided by Invesco.
This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED	MAY LOSE VALUE	NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes
Cumulative total returns, 8/31/09 to 2/28/10, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	6.90%

Class B Shares	6.52

Class C Shares	6.53

Class Y Shares	6.99

Institutional Class Shares	7.18

S&P 500 Index▼ (Broad Market/Style-Specific Index)	9.32

Lipper Multi-Cap Core Funds Index▼ (Peer Group Index)	10.16
▼Lipper Inc.
The S&P 500 Index is an unmanaged index considered representative of the U.S. stock market.
     The Lipper Multi-Cap Core Funds Index is an unmanaged index considered representative of multi-cap core funds tracked by Lipper.
     The Fund is not managed to track the performance of any particular index, including the indexes defined here, and consequently, the performance of the Fund may deviate significantly from the performance of the indexes.
     A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group reflects fund expenses; performance of a market index does not.

Average Annual Total Returns
As of 2/28/10, including maximum applicable
sales charges

Class A Shares

Inception (9/3/02)	5.83%

5 Years	–0.62

1 Year	45.97

Class B Shares

Inception (9/3/02)	5.86%

5 Years	–0.58

1 Year	48.36

Class C Shares

Inception (9/3/02)	5.86%

5 Years	–0.23

1 Year	52.28

Class Y Shares

Inception	6.68%

5 Years	0.58

1 Year	54.78

Institutional Class Shares

Inception (5/3/04)	3.33%

5 Years	1.01

1 Year	55.31

Average Annual Total Returns
As of 12/31/09, the most recent calendar quarter-end,
including maximum applicable sales charges

Class A Shares

Inception (9/3/02)	6.13%

5 Years	0.13

1 Year	24.86

Class B Shares

Inception (9/3/02)	6.18%

5 Years	0.18

1 Year	26.19

Class C Shares

Inception (9/3/02)	6.17%

5 Years	0.53

1 Year	30.12

Class Y Shares

Inception	7.00%

5 Years	1.33

1 Year	32.44

Institutional Class Shares

Inception (5/3/04)	3.61%

5 Years	1.77

1 Year	32.89

Class Y shares incepted on October 3, 2008. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A shares performance reflects any applicable fee waivers or expense reimbursements.
     The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invescoaim.com for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.
     The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, Class Y and Institutional Class shares was 1.40%, 2.15%, 2.15%, 1.15% and 0.82%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.
     Class A share performance reflects the maximum 5.50% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. Class Y and Institutional Class shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.
     The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.
     Had the adviser not waived fees and/or reimbursed expenses in the past, performance would have been lower.

2      AIM Multi-Sector Fund

Letters to Shareholders

Bruce Crockett
Dear Fellow Shareholders:
By all accounts, 2009 was a challenging year for all of us. Although the economy and financial markets whipsawed us through much of last year, the final months of the decade concluded with many of us feeling somewhat more optimistic about 2010.
     Perhaps the most valuable takeaway from 2009 is the manner in which it underscored the importance of adopting a long-term, appropriately diversified investment strategy.
     Please be assured that your Board continues to oversee the AIM Funds with a strong sense of responsibility for your savings and your trust. It might also interest you to know that the Board currently has five committees whose members exercise oversight to maintain the AIM Funds “Investor First” orientation. As always, we seek to manage costs and enhance performance in ways that put your interests first.
     To that end, some of you may have seen it reported in the latter part of 2009 that Invesco will assume the management of the Van Kampen family of mutual funds as well as the retail Morgan Stanley funds. The closing will be later this year and we view this addition as an excellent opportunity to provide you access to an even broader range of funds under the Invesco umbrella.
     As always, you’re welcome to contact me at bruce@brucecrockett.com with any questions or concerns you may have. We look forward to representing you and serving you in the coming year.
Sincerely,

Bruce L. Crockett
Independent Chair, AIM Funds Board of Trustees

Philip Taylor
Dear Shareholders:
By February 28, 2010, the U.S. economy had ended its year-long contraction and had enjoyed two quarters of healthy expansion. While most indicators suggested recovery was slowly taking hold, the unemployment rate remained high by historical standards – and the durability of the recovery and the speed with which unemployment might normalize was uncertain.
     Given continued economic uncertainty, I invite you to visit our website, invescoaim.com. There, you’ll find timely economic analysis, market perspective and commentary on your Fund. To access your Fund’s latest quarterly commentary, simply click on Mutual Funds inside the Financial Products box. Next, in the Fund Information box, click on Quarterly Commentary and select your Fund.
Fund names and our corporate name are changing
In the months ahead, you’ll begin to see signs, small and large, of changes to our fund and corporate names. For example, the name “Aim” will no longer be part of our branding, so our logo graphic will be “Invesco” rather than “Invesco Aim” and your “AIM” fund soon will be renamed an Invesco fund. (For example, AIM Charter Fund will become Invesco Charter Fund.) And effective April 30, our Web address will change from invescoaim.com to invesco.com. These changes are the next steps in our rebranding process begun two years ago, when for our corporate name we added “Invesco” in front of “Aim.” The marketplace now widely recognizes that Aim is part of Invesco, and thus it’s time for us to formally acknowledge that connection.
     While market conditions change from time to time, our commitment to putting our clients first, helping you achieve your financial goals and providing excellent customer service will not.
     If you have questions about your account, please contact one of our client services representatives at 800 959 4246. If you have a question or comment for me, please email me at phil@invesco.com.
     Thank you for investing with us.
Sincerely,
Philip Taylor Senior Managing Director, Invesco Ltd. CEO, Invesco Aim
3      AIM Multi-Sector Fund

Schedule of Investments(a)
February 28, 2010
(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–98.96%
Advertising–1.18%
Omnicom Group Inc.	112,570	$4,122,313

Apparel Retail–2.10%
American Eagle Outfitters, Inc.	225,682	3,807,255

TJX Cos., Inc. (The)	84,066	3,499,668

		7,306,923

Apparel, Accessories & Luxury Goods–1.00%
Polo Ralph Lauren Corp.	43,809	3,501,653

Asset Management & Custody Banks–1.60%
Federated Investors, Inc.–Class B	93,183	2,330,507

State Street Corp.	71,939	3,230,780

		5,561,287

Biotechnology–7.47%
Amgen Inc.(b)	101,866	5,766,634

BioMarin Pharmaceutical Inc.(b)	134,816	2,696,320

Celgene Corp.(b)	82,846	4,930,994

Genzyme Corp.(b)	64,030	3,662,516

Gilead Sciences, Inc.(b)	107,977	5,140,785

United Therapeutics Corp.(b)	66,614	3,824,310

		26,021,559

Brewers–1.14%
Heineken N.V. (Netherlands)	80,839	3,970,530

Broadcasting–0.42%
Discovery Communications, Inc.–Class A(b)	46,526	1,449,285

Cable & Satellite–0.37%
Scripps Networks Interactive, Inc.–Class A	32,704	1,294,424

Casinos & Gaming–1.78%
International Game Technology	213,376	3,744,749

Penn National Gaming, Inc.(b)	107,068	2,477,553

		6,222,302

Communications Equipment–2.28%
Cisco Systems, Inc.(b)	147,590	3,590,865

QUALCOMM Inc.	69,763	2,559,604

Research In Motion Ltd. (Canada)(b)	25,211	1,786,956

		7,937,425

	Shares	Value

Computer Hardware–4.08%
Apple Inc.(b)	41,421	$8,475,565

Hewlett-Packard Co.	113,049	5,741,759

		14,217,324

Computer Storage & Peripherals–1.45%
EMC Corp.(b)	209,318	3,660,972

Western Digital Corp.(b)	35,892	1,386,508

		5,047,480

Consumer Finance–2.68%
American Express Co.	112,483	4,295,726

Capital One Financial Corp.	133,879	5,053,932

		9,349,658

Data Processing & Outsourced Services–1.89%
Alliance Data Systems Corp.(b)(c)	89,867	4,982,227

MasterCard, Inc.–Class A	7,220	1,619,951

		6,602,178

Department Stores–2.34%
Kohl’s Corp.(b)	77,925	4,193,924

Nordstrom, Inc.	107,398	3,967,282

		8,161,206

Diversified Capital Markets–0.87%
UBS AG (Switzerland)(b)	218,769	3,032,138

Drug Retail–1.03%
CVS Caremark Corp.	106,211	3,584,621

Electronic Components–0.62%
Corning Inc.	121,707	2,145,694

Electronic Manufacturing Services–0.86%
Flextronics International Ltd. (Singapore)(b)	430,969	2,999,544

General Merchandise Stores–1.27%
Target Corp.	85,846	4,422,786

Health Care Equipment–1.39%
Medtronic, Inc.	83,132	3,607,929

St. Jude Medical, Inc.(b)	32,838	1,255,068

		4,862,997

Health Care Facilities–0.73%
Rhoen-Klinikum AG (Germany)	102,545	2,532,989

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
4      AIM Multi-Sector Fund

	Shares	Value

Health Care Services–3.02%
DaVita, Inc.(b)	105,276	$6,486,054

Express Scripts, Inc.(b)	42,050	4,037,221

		10,523,275

Home Entertainment Software–0.32%
Nintendo Co., Ltd. (Japan)	4,100	1,115,832

Hotels, Resorts & Cruise Lines–1.32%
Marriott International, Inc.–Class A	169,555	4,596,636

Insurance Brokers–1.42%
Marsh & McLennan Cos., Inc.	149,556	3,472,690

Willis Group Holdings PLC (Ireland)	49,273	1,467,350

		4,940,040

Integrated Oil & Gas–4.96%
BP PLC–ADR (United Kingdom)	48,000	2,554,080

Exxon Mobil Corp.	47,000	3,055,000

Occidental Petroleum Corp.	68,000	5,429,800

Suncor Energy Inc. (Canada)	89,000	2,572,990

Total S.A.–ADR (France)	66,000	3,673,560

		17,285,430

Internet Software & Services–3.38%
Google Inc.–Class A(b)	19,771	10,415,363

GSI Commerce, Inc.(b)	54,221	1,353,898

		11,769,261

Investment Banking & Brokerage–0.86%
Morgan Stanley	106,492	3,000,945

Life & Health Insurance–0.48%
StanCorp Financial Group, Inc.	39,083	1,679,787

Life Sciences Tools & Services–3.66%
Life Technologies Corp.(b)	73,611	3,736,494

Pharmaceutical Product Development, Inc.	157,719	3,321,562

Thermo Fisher Scientific, Inc.(b)	117,088	5,710,382

		12,768,438

Managed Health Care–2.04%
UnitedHealth Group Inc.	210,168	7,116,289

Movies & Entertainment–2.81%
Time Warner Inc.	116,050	3,370,092

Walt Disney Co. (The)	205,813	6,429,598

		9,799,690

	Shares	Value

Oil & Gas Drilling–2.58%
ENSCO International PLC–ADR (United Kingdom)	68,000	$3,003,560

Noble Corp.(b)	68,000	2,873,680

Transocean Ltd.(b)	39,000	3,112,980

		8,990,220

Oil & Gas Equipment & Services–4.71%
Halliburton Co.	147,000	4,432,050

National-Oilwell Varco Inc.	80,000	3,477,600

Oceaneering International, Inc.(b)	47,000	2,841,150

Schlumberger Ltd.	32,000	1,955,200

Weatherford International Ltd.(b)	223,000	3,721,870

		16,427,870

Oil & Gas Exploration & Production–7.01%
Apache Corp.	49,000	5,078,360

Continental Resources, Inc.(b)	93,000	3,671,640

EOG Resources, Inc.	41,000	3,856,050

Range Resources Corp.	92,000	4,656,120

Southwestern Energy Co.(b)	107,000	4,552,850

Ultra Petroleum Corp.(b)	57,000	2,606,610

		24,421,630

Other Diversified Financial Services–3.58%
Bank of America Corp.	291,817	4,861,671

Citigroup Inc.(b)	775,216	2,635,734

JPMorgan Chase & Co.	118,453	4,971,473

		12,468,878

Pharmaceuticals–2.48%
Novartis AG–ADR (Switzerland)(c)	62,892	3,479,185

Roche Holding AG (Switzerland)	30,951	5,168,103

		8,647,288

Property & Casualty Insurance–1.14%
XL Capital Ltd.–Class A	216,770	3,960,388

Regional Banks–3.09%
Fifth Third Bancorp	339,824	4,149,251

SunTrust Banks, Inc.	120,122	2,860,105

Zions Bancorp.(c)	202,073	3,746,433

		10,755,789

Restaurants–1.84%
Darden Restaurants, Inc.	116,138	4,709,396

McDonald’s Corp.	26,842	1,713,862

		6,423,258

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
5      AIM Multi-Sector Fund

	Shares	Value

Semiconductor Equipment–1.24%
ASML Holding N.V.–New York Shares (Netherlands)	85,496	$2,635,842

Cymer, Inc.(b)	53,323	1,670,076

		4,305,918

Semiconductors–2.47%
Avago Technologies Ltd. (Singapore)(b)	113,315	2,056,667

Intel Corp.	229,078	4,702,972

Taiwan Semiconductor Manufacturing Co. Ltd.–ADR (Taiwan)	189,008	1,842,828

		8,602,467

Specialized Consumer Services–0.54%
H&R Block, Inc.	109,682	1,895,305

Specialized Finance–0.97%
Moody’s Corp.(c)	126,919	3,378,584

Specialty Stores–1.10%
Staples, Inc.	149,323	3,846,561

Systems Software–2.72%
Ariba Inc.(b)	174,435	2,094,964

McAfee Inc.(b)	9,634	382,374

	Shares	Value

Systems Software–(continued)
Microsoft Corp.	149,933	$4,297,080

Oracle Corp.	110,211	2,716,701

		9,491,119

Technology Distributors–0.67%
Anixter International Inc. (b)	55,792	2,328,758

Total Common Stocks & Other Equity Interests (Cost $346,426,428)		344,885,972

Money Market Funds–0.69%
Liquid Assets Portfolio–Institutional Class (d)	1,212,006	1,212,006

Premier Portfolio–Institutional Class(d)	1,212,006	1,212,006

Total Money Market Funds (Cost $2,424,012)		2,424,012

TOTAL INVESTMENTS (excluding investments

purchased with cash collateral from securities on loan)–99.65% (Cost $348,850,440)		347,309,984

Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–3.44%
Liquid Assets Portfolio–Institutional Class (Cost $11,973,995)(d)(e)	11,973,995	11,973,995

TOTAL INVESTMENTS–103.09% (Cost $360,824,435)		359,283,979

OTHER ASSETS LESS LIABILITIES–(3.09)%		(10,760,183)

NET ASSETS–100.00%		$348,523,796

Investment Abbreviations:
ADR – American Depositary Receipt
Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security. (c) All or a portion of this security was out on loan at February 28, 2010.

(d)	The money market fund and the Fund are affiliated by having the same investment adviser.

(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1l.

Portfolio Composition
By sector, based on Net Assets as of
February 28, 2010

Information Technology	22.0%

Health Care	20.8

Energy	19.2

Consumer Discretionary	18.1

Financials	16.7

Consumer Staples	2.2

Money Market Funds Plus Other Assets Less Liabilities	1.0

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
6      AIM Multi-Sector Fund

Statement of Assets and Liabilities
February 28, 2010
(Unaudited)

Assets:
Investments, at value (Cost $346,426,428)*	$344,885,972

Investments in affiliated money market funds, at value and cost	14,398,007

Total investments, at value (Cost $360,824,435)	359,283,979

Foreign currencies, at value (Cost $40)	38

Receivables for:
Investments sold	3,564,907

Fund shares sold	532,022

Dividends	276,694

Investment for trustee deferred compensation and retirement plans	12,096

Other assets	29,892

Total assets	363,699,628

Liabilities:
Payables for:
Investments purchased	1,952,170

Fund shares reacquired	885,150

Collateral upon return of securities loaned	11,973,995

Accrued fees to affiliates	227,038

Accrued other operating expenses	87,419

Trustee deferred compensation and retirement plans	50,060

Total liabilities	15,175,832

Net assets applicable to shares outstanding	$348,523,796

Net assets consist of:
Shares of beneficial interest	$514,038,243

Undistributed net investment income (loss)	(698,565)

Undistributed net realized gain (loss)	(163,275,799)

Unrealized appreciation (depreciation)	(1,540,083)

$348,523,796

Net Assets:
Class A	$194,901,424

Class B	$32,503,204

Class C	$42,897,416

Class Y	$1,063,800

Institutional Class	$77,157,952
Shares outstanding, $0.01 par value per share, unlimited number of shares authorized:
Class A	9,796,133

Class B	1,716,279

Class C	2,266,525

Class Y	53,425

Institutional Class	3,812,527

Class A:
Net asset value per share	$19.90

Maximum offering price per share (Net asset value of $19.90 ÷ 94.50%)	$21.06

Class B:
Net asset value and offering price per share	$18.94

Class C:
Net asset value and offering price per share	$18.93

Class Y:
Net asset value and offering price per share	$19.91

Institutional Class:
Net asset value and offering price per share	$20.24

*	At February 28, 2010, securities with an aggregate value of $11,682,600 were on loan to brokers.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
7      AIM Multi-Sector Fund

Statement of Operations
For the six months ended February 28, 2010
(Unaudited)

Investment income:

Dividends (net of foreign withholding taxes of $26,189)	$1,838,640

Dividends from affiliated money market funds (includes securities lending income of $22,814)	26,575

Total investment income	1,865,215

Expenses:
Advisory fees	1,270,340

Administrative services fees	62,380

Custodian fees	18,193

Distribution fees:
Class A	260,770

Class B	176,693

Class C	220,609

Transfer agent fees — A, B, C and Y	386,402

Transfer agent fees — Institutional	1,387

Trustees’ and officers’ fees and benefits	14,887

Other	109,038

Total expenses	2,520,699

Less: Fees waived, expenses reimbursed and expense offset arrangement(s)	(13,120)

Net expenses	2,507,579

Net investment income (loss)	(642,364)

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Investment securities (includes net gains from securities sold to affiliates of $112,271)	(3,045,637)

Foreign currencies	(46,662)

Foreign currency contracts	10,175

(3,082,124)

Change in net unrealized appreciation (depreciation) of:
Investment securities	29,317,254

Foreign currencies	(441)

29,316,813

Net realized and unrealized gain	26,234,689

Net increase in net assets resulting from operations	$25,592,325

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
8      AIM Multi-Sector Fund

Statement of Changes in Net Assets
For the six months ended February 28, 2010
(Unaudited)

	February 28, 2010	August 31, 2009

Operations:
Net investment income (loss)	$(642,364)	$1,637,312

Net realized gain (loss)	(3,082,124)	(156,971,276)

Change in net unrealized appreciation (depreciation)	29,316,813	(33,997,495)

Net increase (decrease) in net assets resulting from operations	25,592,325	(189,331,459)

Distributions to shareholders from net investment income:

Class A	(717,589)	(721,996)

Class Y	(6,863)	(1,333)

Institutional Class	(738,087)	(682,511)

Total distributions from net investment income	(1,462,539)	(1,405,840)

Distributions to shareholders from net realized gains:
Class A	—	(10,704,183)

Class B	—	(1,933,014)

Class C	—	(2,101,270)

Class Y	—	(17,388)

Institutional Class	—	(4,031,180)

Total distributions from net realized gains	—	(18,787,035)

Share transactions-net:
Class A	(37,827,486)	(76,767,968)

Class B	(7,052,746)	(11,082,703)

Class C	(3,929,132)	(13,265,760)

Class Y	(74,364)	1,005,711

Institutional Class	(9,928,332)	(31,483,048)

Net increase (decrease) in net assets resulting from share transactions	(58,812,060)	(131,593,768)

Net increase (decrease) in net assets	(34,682,274)	(341,118,102)

Net assets:
Beginning of period	383,206,070	724,324,172

End of period (includes undistributed net investment income (loss) of $(698,565) and $1,406,338, respectively)	$348,523,796	$383,206,070

Notes to Financial Statements
February 28, 2010
(Unaudited)
NOTE 1—Significant Accounting Policies
AIM Multi-Sector Fund (the “Fund”) is a series portfolio of AIM Counselor Series Trust (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of seven separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.
     The Fund’s investment objective is capital growth.
     The Fund currently consists of five different classes of shares: Class A, Class B, Class C, Class Y and Institutional Class. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges
9      AIM Multi-Sector Fund

(“CDSC”). Class B shares and Class C shares are sold with a CDSC. Class Y and Institutional Class shares are sold at net asset value. Generally, Class B shares will automatically convert to Class A shares on or about the month-end which is at least eight years after the date of purchase.
     The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
     A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
     Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
     Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
     Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
     Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
     Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.
     The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
     The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the
10      AIM Multi-Sector Fund

laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.	Distributions — Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
     The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print, which is generally 45 days from the period-end date.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Securities Lending — The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliates on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.
J.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
     The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.
K.	Foreign Currency Contracts — The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and
11      AIM Multi-Sector Fund

reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Net Assets	Rate

First $250 million	0.695%

Next $250 million	0.67%

Next $500 million	0.645%

Next $1.5 billion	0.62%

Next $2.5 billion	0.595%

Next $2.5 billion	0.57%

Next $2.5 billion	0.545%

Over $10 billion	0.52%

     Under the terms of a master sub-advisory agreement approved by shareholders of the Funds between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Funds, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide discretionary investment management services to each Fund based on the percentage of assets allocated to such Sub-Adviser(s).
     On December 31, 2009, Invesco Aim Advisors, Inc., Invesco Aim Capital Management, Inc., Invesco Aim Private Asset Management, Inc. and Invesco Global Asset Management (N.A.), Inc. merged into Invesco Institutional (N.A.), Inc. and the consolidated adviser firm was renamed Invesco Advisers, Inc.
     The Adviser has contractually agreed, through at least June 30, 2010, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit Total Annual Operating Expenses After Fee Waiver (excluding certain items discussed below) of Class A, Class B, Class C, Class Y and Institutional Class shares to 2.00%, 2.75%, 2.75%, 1.75% and 1.75% of average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Operating Expenses After Fee Waiver to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. The Board of Trustees or Invesco may terminate the fee waiver arrangement at any time. The Adviser did not waive fees and/or reimburse expenses during the period under this expense limitation.
     Further, the Adviser has contractually agreed, through at least June 30, 2010, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.
     For the six months ended February 28, 2010, the Adviser waived advisory fees of $4,819.
     At the request of the Trustees of the Trust, Invesco Ltd. agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement are included in the Statement of Operations. For the six months ended February 28, 2010, Invesco Ltd. reimbursed expenses of the Fund in the amount of $317.
     The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended February 28, 2010, expenses incurred under the agreement are shown in the Statement of Operations as administrative services fees.
     The Trust has entered into a transfer agency and service agreement with Invesco Aim Investment Services, Inc. (“IAIS”) pursuant to which the Fund has agreed to pay IAIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IAIS for certain expenses incurred by IAIS in the course of providing such services. IAIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IAIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended February 28, 2010, expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.
     The Trust has entered into master distribution agreements with Invesco Aim Distributors, Inc. (“IADI”) to serve as the distributor for the Class A, Class B, Class C, Class Y and Institutional Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class B and Class C shares (collectively the “Plans”). The Fund, pursuant to the Plans, pays IADI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares and 1.00% of the average daily net assets of Class B and Class C shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. For the six months ended February 28, 2010, expenses incurred under the Plans are shown in the Statement of Operations as distribution fees.
12      AIM Multi-Sector Fund

     Front-end sales commissions and CDSC (collectively the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended February 28, 2010, IADI advised the Fund that IADI retained $13,077 in front-end sales commissions from the sale of Class A shares and $35,416 and $615 from Class B and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.
     Certain officers and Trustees of the Trust are officers and directors of Invesco, IAIS and/or IADI.
NOTE 3—Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
     The following is a summary of the tiered valuation input levels, as of February 28, 2010. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Equity Securities	$359,283,979	$—	$—	$359,283,979

NOTE 4—Security Transactions with Affiliated Funds
The Fund is permitted to purchase or sell securities from or to certain other AIM Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six months ended February 28, 2010, the Fund engaged in securities sales of $881,560, which resulted in net realized gains of $112,271.
NOTE 5—Expense Offset Arrangement(s)
The expense offset arrangement is comprised of transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions. For the six months ended February 28, 2010, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $7,984.
NOTE 6—Trustees’ and Officers’ Fees and Benefits
“Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and “Trustees’ and Officers’ Fees and Benefits” also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. “Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
     During the six months ended February 28, 2010, the Fund paid legal fees of $1,275 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.
NOTE 7—Cash Balances
The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The State Street Bank and Trust Company, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.
13      AIM Multi-Sector Fund

NOTE 8—Tax Information
The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
     Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
     The Fund had a capital loss carryforward as of August 31, 2009 which expires as follows:

Capital Loss
Expiration	Carryforward*

August 31, 2017	$55,800,354

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.
NOTE 9—Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended February 28, 2010 was $57,840,718 and $115,301,102, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.
Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$56,905,262

Aggregate unrealized (depreciation) of investment securities	(59,297,788)

Net unrealized appreciation (depreciation) of investment securities	$(2,392,526)

Cost of investments for tax purposes is $361,676,505.
14      AIM Multi-Sector Fund

NOTE 10—Share Information

	Summary of Share Activity
	Six months ended		Year ended
	February 28, 2010(a)		August 31, 2009
	Shares	Amount	Shares	Amount

Sold:
Class A	326,146	$6,524,633	2,430,932	$42,223,567

Class B	51,574	968,821	338,897	5,569,903

Class C	119,711	2,255,980	422,586	6,640,016

Class Y(b)	6,211	123,589	71,812	1,243,553

Institutional Class	105,599	2,138,539	263,613	4,423,162

Issued as reinvestment of dividends:
Class A	34,677	679,658	716,046	10,626,125

Class B	—	—	122,794	1,744,905

Class C	—	—	138,864	1,971,869

Class Y	300	5,888	1,261	18,721

Institutional Class	37,053	738,087	312,372	4,713,691

Automatic conversion of Class B shares to Class A shares:
Class A	118,247	2,224,927	258,699	4,216,415

Class B	(124,184)	(2,224,927)	(270,776)	(4,216,415)

Reacquired:
Class A(b)	(2,396,796)	(47,256,704)	(8,230,046)	(133,834,075)

Class B	(303,479)	(5,796,640)	(922,382)	(14,181,096)

Class C	(330,462)	(6,185,112)	(1,400,392)	(21,877,645)

Class Y	(10,356)	(203,841)	(15,803)	(256,563)

Institutional Class	(637,177)	(12,804,958)	(2,332,008)	(40,619,901)

Net increase (decrease) in share activity	(3,002,936)	$(58,812,060)	(8,093,531)	$(131,593,768)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 25% of the outstanding shares of the Fund. IADI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

(b)	In addition, 16% of the outstanding shares of the Fund are owned by affiliated mutual Funds. Affiliated mutual Funds are other Funds that are also advised by Invesco. Effective upon the commencement date of Class Y shares, October 3, 2008, the following shares were converted from Class A into Class Y shares of the Fund:

Class	Shares	Amount

Class Y	23,026	$475,716

Class A	(23,026)	(475,716)

NOTE 11—Subsequent Event
Effective April 30, 2010, any and all references to “AIM” or “Invesco Aim” will be changed to “Invesco”.
15      AIM Multi-Sector Fund

NOTE 12—Financial Highlights
The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

											Ratio of		Ratio of
			Net gains								expenses		expenses
			(losses)								to average		to average net		Ratio of net
	Net asset	Net	on securities		Dividends	Distributions					net assets		assets without		investment
	value,	investment	(both	Total from	from net	from net		Net asset		Net assets,	with fee waivers		fee waivers		income (loss)
	beginning	income	realized and	investment	investment	realized	Total	value, end	Total	end of period	and/or expenses		and/or expenses		to average		Portfolio
	of period	(loss)(a)	unrealized)	operations	income	gains	Distributions	of period	Return(b)	(000s omitted)	absorbed		absorbed		net assets		turnover(c)

Class A
Six months ended 02/28/10	$18.68	$(0.03)	$1.32	$1.29	$(0.07)	$—	$(0.07)	$19.90	6.90%	$194,901	1.32	%(d)	1.32	%(d)	(0.30	)%(d)	16%
Year ended 08/31/09	25.33	0.07	(5.93)	(5.86)	(0.05)	(0.74)	(0.79)	18.68	(22.34)	218,772	1.39		1.40		0.43		31
Year ended 08/31/08	28.93	0.07	(2.34)	(2.27)	—	(1.33)	(1.33)	25.33	(8.22)	418,874	1.21		1.22		0.24		58
Year ended 08/31/07	25.53	(0.04)	3.88	3.84	(0.12)	(0.32)	(0.44)	28.93	15.13	508,895	1.23		1.29		(0.15)		44
Year ended 08/31/06	24.16	0.17	1.69	1.86	—	(0.49)	(0.49)	25.53	7.74	311,492	1.30		1.37		0.67		66
Year ended 08/31/05	19.37	(0.05)	5.40	5.35	—	(0.56)	(0.56)	24.16	28.01	99,721	1.53		1.59		(0.25	)(e)	63

Class B
Six months ended 02/28/10	17.78	(0.10)	1.26	1.16	—	—	—	18.94	6.52	32,503	2.07	(d)	2.07	(d)	(1.05	)(d)	16
Year ended 08/31/09	24.27	(0.05)	(5.70)	(5.75)	—	(0.74)	(0.74)	17.78	(22.93)	37,206	2.14		2.15		(0.32)		31
Year ended 08/31/08	27.97	(0.13)	(2.24)	(2.37)	—	(1.33)	(1.33)	24.27	(8.89)	68,526	1.96		1.97		(0.51)		58
Year ended 08/31/07	24.79	(0.24)	3.76	3.52	(0.02)	(0.32)	(0.34)	27.97	14.26	87,469	1.98		2.04		(0.90)		44
Year ended 08/31/06	23.64	(0.02)	1.66	1.64	—	(0.49)	(0.49)	24.79	6.97	73,997	2.05		2.12		(0.08)		66
Year ended 08/31/05	19.09	(0.20)	5.31	5.11	—	(0.56)	(0.56)	23.64	27.15	24,953	2.20		2.26		(0.92	)(e)	63

Class C
Six months ended 02/28/10	17.77	(0.10)	1.26	1.16	—	—	—	18.93	6.53	42,897	2.07	(d)	2.07	(d)	(1.05	)(d)	16
Year ended 08/31/09	24.26	(0.05)	(5.70)	(5.75)	—	(0.74)	(0.74)	17.77	(22.94)	44,023	2.14		2.15		(0.32)		31
Year ended 08/31/08	27.96	(0.13)	(2.24)	(2.37)	—	(1.33)	(1.33)	24.26	(8.89)	80,439	1.96		1.97		(0.51)		58
Year ended 08/31/07	24.78	(0.24)	3.76	3.52	(0.02)	(0.32)	(0.34)	27.96	14.27	94,760	1.98		2.04		(0.90)		44
Year ended 08/31/06	23.63	(0.02)	1.66	1.64	—	(0.49)	(0.49)	24.78	6.97	69,604	2.05		2.12		(0.08)		66
Year ended 08/31/05	19.09	(0.20)	5.30	5.10	—	(0.56)	(0.56)	23.63	27.10	29,981	2.20		2.26		(0.92	)(e)	63

Class Y
Six months ended 02/28/10	18.72	(0.00)	1.31	1.31	(0.12)	—	(0.12)	19.91	6.99	1,064	1.07	(d)	1.07	(d)	(0.05	)(d)	16
Year ended 08/31/09(e)	20.66	0.10	(1.24)	(1.14)	(0.06)	(0.74)	(0.80)	18.72	(4.54)	1,072	1.17	(f)	1.18	(f)	0.65	(f)	31

Institutional Class
Six months ended 02/28/10	19.07	0.02	1.35	1.37	(0.20)	—	(0.20)	20.24	7.18	77,158	0.80	(d)	0.80	(d)	0.22	(d)	16
Year ended 08/31/09	25.81	0.17	(6.05)	(5.88)	(0.12)	(0.74)	(0.86)	19.07	(21.89)	82,134	0.81		0.82		1.01		31
Year ended 08/31/08	29.35	0.19	(2.37)	(2.18)	(0.03)	(1.33)	(1.36)	25.81	(7.81)	156,486	0.75		0.76		0.70		58
Year ended 08/31/07	25.83	0.09	3.93	4.02	(0.18)	(0.32)	(0.50)	29.35	15.67	163,891	0.77		0.83		0.31		44
Year ended 08/31/06	24.33	0.29	1.70	1.99	—	(0.49)	(0.49)	25.83	8.23	87,147	0.83		0.90		1.14		66
Year ended 08/31/05	19.41	0.06	5.42	5.48	—	(0.56)	(0.56)	24.33	28.64	45,628	1.02		1.08		0.26	(e)	63

(a)	Calculated using average shares outstanding.

(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.

(d)	Ratios are annualized and based on average daily net assets (000’s omitted) of $210,345, $35,631, $44,487, $1,149 and $81,407 for Class A, Class B, Class C, Class Y and Institutional Class shares, respectively.

(e)	Commencement date of October 3, 2008.

(f)	Annualized.
16      AIM Multi-Sector Fund

Calculating your ongoing Fund expenses
Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2009 through February 28, 2010.
Actual expenses
The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical example for comparison purposes
The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.
     The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
     Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

				HYPOTHETICAL
				(5% annual return before
		ACTUAL		expenses)
	Beginning	Ending	Expenses	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Account Value	Paid During	Expense
Class	(09/01/09)	(02/28/10)[1]	Period[2]	(02/28/10)	Period[2]	Ratio
Class A	$1,000.00	$1,069.00	$6.77	$1,018.25	$6.61	1.32%
Class B	1,000.00	1,065.20	10.60	1,014.53	10.34	2.07
Class C	1,000.00	1,065.30	10.60	1,014.53	10.34	2.07
Class Y	1,000.00	1,069.90	5.49	1,019.49	5.36	1.07
Institutional	1,000.00	1,071.80	4.11	1,020.83	4.01	0.80

[1]	The actual ending account value is based on the actual total return of the Fund for the period September 1, 2009 through February 28, 2010, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.
17      AIM Multi-Sector Fund

Invesco Aim Privacy Policy
You share personal and financial information with us that is necessary for your transactions and your account records. We take very seriously the obligation to keep that information confidential and private.
     Invesco Aim collects nonpublic personal information about you from account applications or other forms you complete and from your transactions with us or our affiliates. We do not disclose information about you or our former customers to service providers or other third parties except to the extent necessary to service your account and in other limited circumstances as permitted by law. For example, we use this information to facilitate the delivery of transaction confirmations, financial reports, prospectuses and tax forms.
     Even within Invesco Aim, only people involved in the servicing of your accounts and compliance monitoring have access to your information. To ensure the highest level of confidentiality and security, Invesco Aim maintains physical, electronic and procedural safeguards that meet or exceed federal standards. Special measures, such as data encryption and authentication, apply to your communications with us on our website — invescoaim.com. More detail is available to you at that site.

Important Notice Regarding Delivery of Security Holder Documents
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Aim Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information
The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invescoaim.com. In the Financial Products box, click on Mutual Funds; then, in the Fund Information box, select Complete Quarterly Holdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-09913 and 333-36074.
     A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or on the Invesco Aim website, invescoaim.com. Click the About Us tab at the top of the home page; click on Legal Information; and then click on Invesco Aim Proxy Voting Guidelines. The information is also available on the SEC website, sec.gov.
     Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2009, is available at our website, invescoaim.com. Click the About Us tab at the top of the home page; click on Legal Information; and then click on Proxy Voting Search. The information is also available on the SEC website, sec.gov.
     If used after July 20, 2010, this report must be accompanied by a Quarterly Performance
Review for the most recent quarter-end.
     Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Aim Distributors, Inc. is the U.S. distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.
     On or about April 30, 2010, Invesco Aim Distributors, Inc. becomes Invesco Distributors, Inc., Invesco Aim Investment Services, Inc. becomes Invesco Investment Services, Inc., and AIM funds become Invesco funds. In addition, invescoaim.com becomes invesco.com.

I-MSE-SAR-1                Invesco Aim Distributors, Inc.

AIM Select Real Estate Income Fund
Semiannual Report to Shareholders ▪ February 28, 2010

2	Fund Performance
4	Letters to Shareholders
5	Schedules of Investments
9	Financial Statements
11	Notes to Financial Statements
17	Financial Highlights
19	Fund Expenses

For the most current month-end Fund performance and commentary, please visit invescoaim.com.
Unless otherwise noted, all data provided by Invesco.
This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED	MAY LOSE VALUE	NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes
Cumulative total returns, 8/31/09 to 2/28/10, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	10.57%

Class B Shares	10.34

Class C Shares	10.35

Class Y Shares	10.89

Institutional Class Shares	11.03

S&P 500 Index▼ (Broad Market Index)	9.32

Custom Select Real Estate Income Index■ (Style-Specific Index)	17.83

Lipper Real Estate Funds Index▼ (Peer Group Index)	14.53

▼Lipper Inc.; ■Invesco, Lipper Inc., Bloomberg L.P.
     The S&P 500 Index is an unmanaged index considered representative of the U.S. stock market.
     The Custom Select Real Estate Income Index, created by Invesco to serve as a benchmark for AIM Select Real Estate Income Fund, is composed of the following indexes: FTSE NAREIT Equity REIT (50%) and Wachovia Hybrid and Preferred Securities REIT (50%).
     The Lipper Real Estate Funds Index is an unmanaged index considered representative of real estate funds tracked by Lipper.
     The Fund is not managed to track the performance of any particular index, including the indexes defined here, and consequently, the performance of the Fund may deviate significantly from the performance of the indexes.
     A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group reflects fund expenses; performance of a market index does not.

2	AIM Select Real Estate Income Fund

Average Annual Total Returns
As of 2/28/10, including maximum applicable sales charges

Class A Shares

Inception (5/31/02)	8.10%

5 Years	1.87

1 Year	60.24

Class B Shares

Inception	7.85%

5 Years	1.98

1 Year	63.61

Class C Shares

Inception	7.85%

5 Years	2.12

1 Year	67.61

Class Y Shares

Inception	8.91%

5 Years	3.06

1 Year	70.29

Institutional Class Shares

Inception	9.06%

5 Years	3.30

1 Year	70.69

     On March 12, 2007, the Fund reorganized from a Closed-End Fund to an Open-End Fund. Performance shown prior to that date is that of the Closed-End Fund’s Common shares and includes the fees applicable to Common shares. The Closed-End Fund’s Common shares performance reflects any applicable fee waivers or expense reimbursements.
     Class B shares incepted on March 9, 2007. Performance shown prior to that date is that of Class A shares, restated to reflect the higher 12b-1 fees applicable to Class B shares. Class A shares performance reflects any applicable fee waivers or expense reimbursements.
     Class C shares incepted on March 9, 2007. Performance shown prior to that date is that of Class A shares, restated to reflect the higher 12b-1 fees applicable to Class C shares. Class A shares performance reflects any applicable fee waivers or expense reimbursements.
     Class Y shares incepted on October 3, 2008. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A shares performance reflects any applicable fee waivers or expense reimbursements.

Average Annual Total Returns
As of 12/31/09, the most recent calendar quarter-end, including maximum applicable sales charges

Class A Shares

Inception (5/31/02)	8.20%

5 Years	0.71

1 Year	26.66

Class B Shares

Inception	7.94%

5 Years	0.79

1 Year	28.04

Class C Shares

Inception	7.94%

5 Years	0.93

1 Year	31.80

Class Y Shares

Inception	9.01%

5 Years	1.87

1 Year	33.94

Institutional Class Shares

Inception	9.16%

5 Years	2.10

1 Year	34.80

     Institutional Class shares incepted on March 9, 2007. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A shares performance reflects any applicable fee waivers or expense reimbursements.
     The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invescoaim.com for the most recent month-end performance. Performance figures reflect reinvested distributions (reinvested at net asset value, except for periods prior to March 12, 2007 where reinvestments were made at the lower of the Closed-End Fund’s net asset value or market price), changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.
     The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B and Class C, Class Y and Institutional Class shares was 1.75%, 2.50%, 2.50%, 1.50% and 1.13%, respectively.
     Class A share performance reflects the maximum 5.50% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase.
     The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses. Class Y and Institutional Class shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.
     Fund performance was positively impacted by a temporary 2% fee on redemptions that was in effect from March 12, 2007 to March 12, 2008. Without income from this temporary fee, returns would have been lower.
     Had the adviser not waived fees and/or reimbursed expenses in the past, performance would have been lower.

3	AIM Select Real Estate Income Fund

Letters to Shareholders

Bruce Crockett
Dear Fellow Shareholders:
By all accounts, 2009 was a challenging year for all of us. Although the economy and financial markets whipsawed us through much of last year, the final months of the decade concluded with many of us feeling somewhat more optimistic about 2010.
     Perhaps the most valuable takeaway from 2009 is the manner in which it underscored the importance of adopting a long-term, appropriately diversified investment strategy.
     Please be assured that your Board continues to oversee the AIM Funds with a strong sense of responsibility for your savings and your trust. It might also interest you to know that the Board currently has five committees whose members exercise oversight to maintain the AIM Funds “Investor First” orientation. As always, we seek to manage costs and enhance performance in ways that put your interests first.
     To that end, some of you may have seen it reported in the latter part of 2009 that Invesco will assume the management of the Van Kampen family of mutual funds as well as the retail Morgan Stanley funds. The closing will be later this year and we view this addition as an excellent opportunity to provide you access to an even broader range of funds under the Invesco umbrella.
     As always, you’re welcome to contact me at bruce@brucecrockett.com with any questions or concerns you may have. We look forward to representing you and serving you in the coming year.
Sincerely,
Bruce L. Crockett
Independent Chair, AIM Funds Board of Trustees

Philip Taylor
Dear Shareholders:
By February 28, 2010, the U.S. economy had ended its year-long contraction and had enjoyed two quarters of healthy expansion. While most indicators suggested recovery was slowly taking hold, the unemployment rate remained high by historical standards — and the durability of the recovery and the speed with which unemployment might normalize was uncertain.
     Given continued economic uncertainty, I invite you to visit our website, invescoaim.com. There, you’ll find timely economic analysis, market perspective and commentary on your Fund. To access your Fund’s latest quarterly commentary, simply click on Mutual Funds inside the Financial Products box. Next, in the Fund Information box, click on Quarterly Commentary and select your Fund.
Fund names and our corporate name are changing
In the months ahead, you’ll begin to see signs, small and large, of changes to our fund and corporate names. For example, the name “Aim” will no longer be part of our branding, so our logo graphic will be “Invesco” rather than “Invesco Aim” and your “AIM” fund soon will be renamed an Invesco fund. (For example, AIM Charter Fund will become Invesco Charter Fund.) And effective April 30, our Web address will change from invescoaim.com to invesco.com. These changes are the next steps in our rebranding process begun two years ago, when for our corporate name we added “Invesco” in front of “Aim.” The marketplace now widely recognizes that Aim is part of Invesco, and thus it’s time for us to formally acknowledge that connection.
     While market conditions change from time to time, our commitment to putting our clients first, helping you achieve your financial goals and providing excellent customer service will not.
     If you have questions about your account, please contact one of our client services representatives at 800 959 4246. If you have a question or comment for me, please email me at phil@invesco.com.
     Thank you for investing with us.

Sincerely,
Philip Taylor
Senior Managing Director, Invesco Ltd.
CEO, Invesco Aim
4	AIM Select Real Estate Income Fund

Schedule of Investments(a)
February 28, 2010
(Unaudited)

	Shares	Value

Real Estate Investment Trusts, Common Stocks & Other Equity Interests–59.14%

Apartments–8.59%

Camden Property Trust	100,750	$4,035,037

Essex Property Trust, Inc.	88,200	7,576,380

Mid-America Apartment Communities, Inc.	97,800	5,079,732

		16,691,149

Diversified–5.62%

Cohen & Steers Quality Income Realty Fund, Inc.	196,373	1,219,476

Neuberger Berman Real Estate Securities Income Fund Inc.	22,278	69,062

Vornado Realty Trust	76,688	5,039,936

Washington Real Estate Investment Trust	164,791	4,591,077

		10,919,551

Freestanding–3.58%

Getty Realty Corp.	25,500	563,295

National Retail Properties Inc.	214,200	4,545,324

Realty Income Corp.	65,600	1,836,800

		6,945,419

Healthcare–12.33%

Health Care REIT, Inc.	101,873	4,315,340

LTC Properties, Inc.	42,850	1,117,528

Nationwide Health Properties, Inc.	41,900	1,390,661

OMEGA Healthcare Investors, Inc.	131,800	2,500,246

Senior Housing Properties Trust	364,450	7,576,916

Ventas, Inc.	159,600	7,052,724

		23,953,415

Industrial–3.59%

DCT Industrial Trust Inc.	499,000	2,455,080

EastGroup Properties, Inc.	72,100	2,588,390

First Potomac Realty Trust	14,500	198,360

ProLogis	133,650	1,722,749

		6,964,579

Industrial/Office: Mixed–4.02%

Liberty Property Trust	252,200	7,800,546

Lodging-Resorts–2.32%

Hospitality Properties Trust	205,100	4,506,047

Office–3.94%

Corporate Office Properties Trust	27,650	1,018,349

Highwoods Properties, Inc.	11,900	345,695

Kilroy Realty Corp.	6,900	195,477

	Shares	Value

Office–(continued)

Mack-Cali Realty Corp.	154,400	$5,178,576

Piedmont Office Realty Trust Inc.–Class A(b)	55,100	922,925

		7,661,022

Regional Malls–7.27%

CBL & Associates Properties, Inc.	8,200	97,498

Macerich Co. (The)	3,010	107,276

Simon Property Group, Inc.	177,768	13,917,457

		14,122,231

Self Storage Facilities–1.70%

Public Storage Series-A Dep. Shares	130,300	3,307,014

Shopping Centers–3.93%

Equity One, Inc.	51,700	954,899

Federal Realty Investment Trust	14,450	996,472

Inland Real Estate Corp.	210,250	1,766,100

Regency Centers Corp.	92,750	3,215,642

Tanger Factory Outlet Centers, Inc.	16,700	695,889

		7,629,002

Specialty Properties–2.25%

Digital Realty Trust, Inc.	47,900	2,470,682

Entertainment Properties Trust	10,100	386,022

Government Properties Income Trust	64,250	1,513,088

		4,369,792

Total Real Estate Investment Trusts, Common Stocks & Other Equity Interests (Cost $96,881,165)		114,869,767

Preferred Stocks–24.31%

Apartments–1.46%

Mid-America Apartment Communities, Inc.
Series H, 8.30% Pfd.	111,300	2,832,585

Diversified–2.39%

Vornado Realty Trust,
Series E, 7.00% Pfd.	82,900	1,920,793

Series I, 6.63% Pfd.	124,100	2,711,585

		4,632,378

Freestanding–1.33%

National Retail Properties Inc.
Series C, 7.38% Pfd.	109,650	2,589,933

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
5	AIM Select Real Estate Income Fund

	Shares	Value

Healthcare–1.84%

Health Care REIT, Inc.
Series F, 7.63% Pfd.	39,000	$961,740

Omega Healthcare Investors, Inc.
Series D, 8.38% Pfd.	104,800	2,621,048

		3,582,788

Industrial–0.02%

ProLogis–Series C, 8.54% Pfd.	950	46,550

Industrial/Office: Mixed–3.26%

Duke Realty Corp.,
Series J, 6.63% Pfd.	354	7,116

Series K, 6.50% Pfd.	172	3,435

Series N, 7.25% Pfd.	2,790	62,970

PS Business Parks, Inc.,
Series K, 7.95% Pfd.	20,900	521,664

Series L, 7.60% Pfd.	33,600	804,720

Series M, 7.20% Pfd.	109,400	2,487,756

Series O, 7.38% Pfd.	104,900	2,451,513

		6,339,174

Lodging-Resorts–0.78%

Eagle Hospitality Properties Trust Inc.
Series A, 8.25% Pfd.	195,800	48,950

LaSalle Hotel Properties,
Series D, 7.50% Pfd.	26,273	555,149

Series G, 7.25% Pfd.	42,882	901,808

		1,505,907

Office–5.80%

Corporate Office Properties Trust Series J, 7.63% Pfd.	76,670	1,846,980

Duke Realty Corp. Series L, 6.60% Pfd.	100,000	2,001,000

Kilroy Realty Corp.,
Series E, 7.80% Pfd.	25,995	614,782

Series F, 7.50% Pfd.	115,100	2,579,391

SL Green Realty Corp.,
Series C, 7.63% Pfd.	130,400	3,038,320

Series D, 7.88% Pfd.	49,600	1,185,440

		11,265,913

Regional Malls–1.93%

CBL & Associates Properties, Inc. Series D, 7.38% Pfd.	70,000	1,472,100

Realty Income Corp. Series E, 6.75% Pfd.	93,292	2,280,056

		3,752,156

Self Storage Facilities–2.97%

Public Storage,
Series I, 7.25% Pfd.	93,400	2,362,086

Series L, 6.75% Pfd.	61,900	1,452,174

Series M, 6.63% Pfd.	82,700	1,957,509

		5,771,769

	Shares	Value

Shopping Centers–0.05%

Tanger Factory Outlet Centers Series C, 7.50% Pfd.	4,000	$96,000

Specialty Properties–2.48%

Digital Realty Trust, Inc.,
Series A, 8.50% Pfd.	119,600	3,072,524

Series B, 7.88% Pfd.	71,100	1,740,528

		4,813,052

Total Preferred Stocks (Cost $49,184,256)		47,228,205

	Principal
	Amount
Asset-Backed Securities–11.07%

Banc of America Commercial Mortgage, Inc.,
Series 2001-PB1, Class E, Pass Through Ctfs., 6.23%, 05/11/35	$2,000,000	2,058,596

Bear Stearns Commercial Mortgage Securities,
Series 2004-PWR6, Class A4, Pass Through Ctfs., 4.52%, 11/11/41	720,000	727,613

Series 2005-PWR8, Class A2, Pass Through Ctfs., 4.48%, 06/11/41	171,000	171,320

Series 2005-PWR8, Class A3, Pass Through Ctfs., 4.55%, 06/11/41	500,000	508,166

Series 2005-T18, Class A2, Variable Rate Pass Through Ctfs., 4.56%, 02/13/42(c)	102,467	103,697

Series 2005-T18, Class A3, Variable Rate Pass Through Ctfs., 4.77%, 02/13/42(c)	175,000	177,356

Series 2005-T18, Class AJ, Variable Rate Pass Through Ctfs., 5.01%, 02/13/42(c)	350,000	279,990

Series 2006-PW11, Class A2, Variable Rate Pass Through Ctfs., 5.41%, 03/11/39(c)	985,000	1,004,350

Series 2006-T22, Class A2, Variable Rate Pass Through Ctfs., 5.46%, 04/12/38(c)	200,000	203,718

Commercial Mortgage Pass Through Certificates,
Series 2001-J1A, Class C, Variable Rate Pass Through Ctfs., 6.83%, 02/16/34(c)(d)	900,000	913,158

Credit Suisse First Boston Mortgage Securities Corp.,
Series 2003-C3, Class G, Variable Rate Pass Through Ctfs., 4.62%, 05/15/38(c)(d)	25,000	15,669

Series 2005-TFLA, Class J, Floating Rate Pass Through Ctfs., 1.18%, 02/15/20(c)(d)	145,000	144,391

DLJ Commercial Mortgage Corp., Series 1998-CG1,
Class B4, Variable Rate Pass Through Ctfs., 7.23%, 06/10/31(c)(d)	340,000	346,995

Greenwich Capital Commercial Funding Corp.,
Series 2005-GG3, Class AJ, Variable Rate Pass Through Ctfs., 4.86%, 08/10/42(c)	400,000	313,838

GS Mortgage Securities Corp. II,
Series 2001-LIBA, Class C, Pass Through Ctfs., 6.73%, 02/14/16 (Acquired 05/08/2009; Cost $673,682)(d)	627,000	661,915

Series 2005-GG4, Class A2, Pass Through Ctfs., 4.48%, 07/10/39	1,077,473	1,078,048

JP Morgan Chase Commercial Mortgage Securities
Corp., Series 2005-LDP5, Class A3, Variable Rate Pass Through Ctfs., 5.21%, 12/15/44(c)	505,000	513,073

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
6	AIM Select Real Estate Income Fund

	Principal
	Amount	Value

LB-UBS Commercial Mortgage Trust,
Series 2002-C7, Class B, Pass Through Ctfs., 5.08%, 01/15/36	$96,000	$99,177

Series 2005-C1, Class A2, Pass Through Ctfs., 4.31%, 02/15/30	254,789	255,653

Series 2005-C3, Class A3, Pass Through Ctfs., 4.65%, 07/15/30	2,330,000	2,387,307

Merrill Lynch Mortgage Trust, Series 2004-MKB1,
Class B, Variable Rate Pass Through Ctfs., 5.28%, 02/12/42(c)	25,000	25,157

Morgan Stanley Capital I,
Series 2005-HQ5, Class A2, Pass Through Ctfs., 4.81%, 01/14/42	14,640	14,625

Series 2005-HQ7, Class AJ, Variable Rate Pass Through Ctfs., 5.21%, 11/14/42(c)	120,000	96,616

Series 2005-T19, Class A2, Pass Through Ctfs., 4.73%, 06/12/47	90,000	90,407

Series 2005-IQ9, Class AJ, Pass Through Ctfs., 4.77%, 07/15/56	2,000,000	1,611,869

Series 2006-IQ11, Class A2, Variable Rate Pass Through Ctfs., 5.69%, 10/15/42(c)	250,000	256,823

Series 2006-IQ11, Class B, Variable Rate Pass Through Ctfs., 5.77%, 10/15/42(c)	270,000	100,952

Park Square Mortgage Trust, Series 2000-CB50,
Class B1, Pass Through Ctfs., 7.57%, 11/05/33(d)	500,000	512,500

Wachovia Bank Commercial Mortgage Trust,
Series 2003-C5, Class B, Pass Through Ctfs., 4.11%, 06/15/35	180,000	170,233

Series 2005-C18, Class A3, Pass Through Ctfs., 4.79%, 04/15/42	270,000	276,263

Series 2005-C18, Class AJ2, Variable Rate Pass Through Ctfs., 5.02%, 04/15/42(c)	2,400,000	1,951,543

Series 2005-C19, Class A3, Pass Through Ctfs., 4.57%, 05/15/44	1,500,000	1,506,182

Series 2005-C19, Class A4, Pass Through Ctfs., 4.61%, 05/15/44	240,000	244,289

Series 2005-C21, Class AJ, Variable Rate Pass Through Ctfs., 5.21%, 10/15/44(c)	225,000	184,683

Series 2005-C21, Class AM, Variable Rate Pass Through Ctfs., 5.21%, 10/15/44(c)	2,675,000	2,489,277

Total Asset-Backed Securities (Cost $21,457,569)		21,495,449

	Principal
	Amount	Value

Bonds & Notes–3.32%

Healthcare–0.60%

HCP Inc., Sr. Unsec. Notes, 6.45%, 06/25/12	$120,000	$127,975

Nationwide Health Properties, Inc.,
Sr. Unsec. Notes, 6.50%, 07/15/11	330,000	343,652

Sr. Unsec. Unsub. Notes, 6.25%, 02/01/13	650,000	688,565

		1,160,192

Industrial/Office: Mixed–0.82%

Liberty Property, L.P.,
Sr. Unsec. Unsub. Global Notes, 6.63%, 10/01/17	750,000	773,015

Sr. Unsec. Unsub. Notes, 7.25%, 03/15/11	300,000	314,035

5.65%, 08/15/14	485,000	500,221

		1,587,271

Office–1.17%

Boston Properties L.P., Sr. Unsec. Unsub. Notes,
5.88%, 10/15/19	1,500,000	1,562,642

Brandywine Operating Partnership L.P., Sr. Unsec. Gtd. Unsub. Notes, 7.50%, 05/15/15	600,000	635,379

Mack-Cali Realty L.P., Sr. Unsec. Notes,
5.05%, 04/15/10	78,000	78,020

		2,276,041

Self Storage–0.08%

Shurgard Storage Centers LLC, Sr. Unsec. Notes,
7.75%, 02/22/11	154,000	160,471

Shopping Centers–0.13%

Federal Realty Investment Trust, Sr. Unsec. Notes,
5.40%, 12/01/13	244,000	255,596

Specialty Properties–0.52%

Ventas Realty LP/Ventas Capital Corp., Sr. Unsec. Gtd.
Global Notes, 7.13%, 06/01/15	975,000	1,011,562

Total Bonds & Notes (Cost $5,941,708)		6,451,133

	Shares

Money Market Funds–3.46%

Liquid Assets Portfolio–Institutional Class(e)	3,358,898	3,358,898

Premier Portfolio–Institutional Class(e)	3,358,898	3,358,898

Total Money Market Funds (Cost $6,717,796)		6,717,796

TOTAL INVESTMENTS–101.30% (Cost $180,182,494)		196,762,350

OTHER ASSETS LESS LIABILITIES–(1.30)%		(2,523,512)

NET ASSETS–100.00%		$194,238,838

Investment Abbreviations:

Ctfs.	– Certificates
Dep.	– Depositary
Gtd.	– Guaranteed
Pfd.	– Preferred
REIT	– Real Estate Investment Trust
Sr.	– Senior
Unsec.	– Unsecured
Unsub.	– Unsubordinated
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
7	AIM Select Real Estate Income Fund

Notes to Schedule of Investments:

(a)	Property type classifications used in this report are generally according to FSTE National Association of Real Estate Investment Trusts (“NAREIT”) Equity REITs Index, which is exclusively owned by NAREIT.
(b)	Non-income producing security.
(c)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2010.
(d)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 28, 2010 was $2,594,628, which represented 1.34% of the Fund’s Net Assets.
(e)	The money market fund and the Fund are affiliated by having the same investment adviser.
Portfolio Composition
By property type, based on Net Assets
as of February 28, 2010

Healthcare	14.8%

Asset-Backed Securities	11.1

Office	10.9

Apartments	10.0

Regional Malls	9.2

Industrial/Office: Mixed	8.1

Diversified	8.0

Specialty Properties	5.2

Freestanding	4.9

Self Storage Facilities	4.8

Shopping Centers	4.1

Industrial	3.6

Lodging-Resorts	3.1

Money Market Funds Plus Other Assets Less Liabilities	2.2

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
8	AIM Select Real Estate Income Fund

Statement of Assets and Liabilities
February 28, 2010
(Unaudited)

Assets:

Investments, at value (Cost $173,464,698)	$190,044,554

Investments in affiliated money market funds, at value and cost	6,717,796

Total investments, at value (Cost $180,182,494)	196,762,350

Receivables for:
Investments sold	178,193

Fund shares sold	944,429

Dividends and interest	360,354

Investment for trustee deferred compensation and retirement plans	19,408

Other assets	40,186

Total assets	198,304,920

Liabilities:

Payables for:
Investments purchased	3,533,297

Fund shares reacquired	292,861

Accrued fees to affiliates	104,131

Accrued other operating expenses	61,908

Trustee deferred compensation and retirement plans	73,885

Total liabilities	4,066,082

Net assets applicable to shares outstanding	$194,238,838

Net assets consist of:

Shares of beneficial interest	$222,872,629

Undistributed net investment income	1,213,383

Undistributed net realized gain (loss)	(46,427,030)

Unrealized appreciation	16,579,856

$194,238,838

Net Assets:

Class A	$127,248,561

Class B	$975,313

Class C	$11,635,572

Class Y	$15,720,153

Institutional Class	$38,659,239

Shares outstanding, $0.01 par value per share, unlimited number of shares authorized:

Class A	17,711,750

Class B	136,084

Class C	1,623,605

Class Y	2,193,787

Institutional Class	5,386,051

Class A:
Net asset value per share	$7.18

Maximum offering price per share (Net asset value of $7.18 ÷ 94.50%)	$7.60

Class B:
Net asset value and offering price per share	$7.17

Class C:
Net asset value and offering price per share	$7.17

Class Y:
Net asset value and offering price per share	$7.17

Institutional Class:
Net asset value and offering price per share	$7.18

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
9	AIM Select Real Estate Income Fund

Statement of Operations
For the six months ended February 28, 2010
(Unaudited)

Investment income:

Dividends	$4,021,496

Dividends from affiliated underlying funds	5,881

Interest	909,596

Total investment income	4,936,973

Expenses:

Advisory fees	621,435

Administrative services fees	24,795

Custodian fees	13,345

Distribution fees:
Class A	141,438

Class B	4,229

Class C	41,226

Transfer agent fees — A, B, C, and Y	165,621

Transfer agent fees — Institutional	6,180

Trustees’ and officers’ fees and benefits	11,673

Other	96,410

Total expenses	1,126,352

Less: Fees waived, expenses reimbursed and expense offset arrangement(s)	(8,514)

Net expenses	1,117,838

Net investment income	3,819,135

Realized and unrealized gain from:

Net realized gain from investment securities	3,726,956

Change in net unrealized appreciation of investment securities	9,050,594

Net realized and unrealized gain	12,777,550

Net increase in net assets resulting from operations	$16,596,685

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
10	AIM Select Real Estate Income Fund

Statement of Changes in Net Assets
For the six months ended February 28, 2010 and the year ended August 31, 2009
(Unaudited)

	February 28,	August 31,
	2010	2009

Operations:
Net investment income	$3,819,135	$4,057,436

Net realized gain (loss)	3,726,956	(41,566,429)

Change in net unrealized appreciation	9,050,594	18,227,028

Net increase (decrease) in net assets resulting from operations	16,596,685	(19,281,965)

Distributions to shareholders from net investment income:
Class A	(2,138,514)	(3,432,938)

Class B	(12,953)	(25,447)

Class C	(111,764)	(56,307)

Class Y	(111,212)	(20,142)

Institutional Class	(786,117)	(471,968)

Total distributions from net investment income	(3,160,560)	(4,006,802)

Share transactions-net:
Class A	23,154,516	4,766,853

Class B	230,296	(193,923)

Class C	6,716,593	2,443,803

Class Y	12,297,472	2,356,933

Institutional Class	1,941,000	23,093,975

Net increase in net assets resulting from share transactions	44,339,877	32,467,641

Net increase in net assets	57,776,002	9,178,874

Net assets:
Beginning of period	136,462,836	127,283,962

End of period (includes undistributed net investment income of $1,213,383 and $554,808, respectively)	$194,238,838	$136,462,836

Notes to Financial Statements
February 28, 2010
(Unaudited)
NOTE 1—Significant Accounting Policies
AIM Select Real Estate Income Fund (the “Fund”) is a series portfolio of AIM Counselor Series Trust (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of seven separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest.
     Prior to March 12, 2007, the Fund operated as AIM Select Real Estate Income Fund (the “Closed-End Fund”). The Closed-End Fund was reorganized as an open-end fund at which time the Fund became a new series portfolio of the Trust. The Closed-End Fund was reorganized as an open-end fund on March 12, 2007 (the “Reorganization Date”) through the transfer of all its assets and liabilities to the Fund (the “Reorganization”). Prior to the Reorganization, the Closed-End Fund redeemed Preferred Shares in their entirety. As part of the Reorganization, the Closed-End Fund was restructured from a sole series of AIM Select Real Estate Income Fund to a new series portfolio of the Trust. Upon the closing of the Reorganization, holders of the Closed-End Fund Common Shares received Class A shares of the Fund. Information for the Common Shares of the Closed-End Fund, prior to the Reorganization is included with Class A shares throughout this report.
     The Fund’s investment objectives are high current income and secondarily, capital appreciation.
     The Fund currently consists of five different classes of shares: Class A, Class B, Class C, Class Y and Institutional Class. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waiver shares may be subject to contingent deferred sales charges (“CDSC”). Class B shares and Class C shares are sold with a CDSC. Class Y and Institutional Class shares are sold at net asset value. Generally, Class B shares will automatically convert to Class A shares on or about the month-end which is at least eight years after the date of purchase.
11	AIM Select Real Estate Income Fund

     The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
     A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
     Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
     Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
     Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
     Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
     Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.
     The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
     The Fund recharacterizes distributions received from REIT investments based on information provided by the REIT into the following categories: ordinary income, long-term and short-term capital gains, and return of capital. If information is not available timely from the REIT, the recharacterization will be based on available information which may include the previous year’s allocation. If new or additional information becomes available from the REIT at a later date, a recharacterization will be made in the following year. The Fund records as dividend income the amount recharacterized as ordinary income
12	AIM Select Real Estate Income Fund

and as realized gain the amount recharacterized as capital gain in the Statement of Operations, and the amount recharacterized as return of capital in the Statement of Changes in Net Assets. These recharacterizations are reflected in the accompanying financial statements.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.	Distributions — Distributions from income are declared and paid quarterly and are recorded on ex-dividend date. Distributions from net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
     The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print, which is generally 45 days from the period-end date.

H.	Indemnifications — Under the Trust’s organizational documents, each trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.	Other Risks — The Fund’s investments are concentrated in a comparatively narrow segment of the economy. Consequently, the Fund may tend to be more volatile than other mutual funds, and the value of the Fund’s investments may tend to rise and fall more rapidly.
     The Fund concentrates its assets in the real estate industry, an investment in the fund will be closely linked to the performance of the real estate markets. Property values may fall due to increasing vacancies or declining rents resulting from economic, legal, cultural or technological developments.
NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Net Assets	Rate

First $250 million	0.75%

Next $250 million	0.74%

Next $500 million	0.73%

Next $1.5 billion	0.72%

Next $2.5 billion	0.71%

Next $2.5 billion	0.70%

Next $2.5 billion	0.69%

Over $10 billion	0.68%

     Under the terms of a master sub-advisory agreement approved by shareholders of the Funds between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Funds, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide discretionary investment management services to each Fund based on the percentage of assets allocated to such Sub-Adviser(s).
13	AIM Select Real Estate Income Fund

     On December 31, 2009, Invesco Aim Advisors, Inc., Invesco Aim Capital Management, Inc., Invesco Aim Private Asset Management, Inc. and Invesco Global Asset Management (N.A.), Inc. merged into Invesco Institutional (N.A.), Inc. and the consolidated adviser firm was renamed Invesco Advisers, Inc.
     The Adviser has contractually agreed, through at least June 30, 2010, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver (excluding certain items discussed below) of Class A, Class B, Class C, Class Y and Institutional Class shares to 2.00%, 2.75%, 2.75%, 1.75% and 1.75%, respectively, of average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary items or non-routine items; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. The Board of Trustees or Invesco may terminate the fee waiver arrangement at any time. The Adviser did not waive fees and/or reimburse expenses during the period under this expense limitation.
     Further, the Adviser has contractually agreed, through at least June 30, 2010, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.
     For the six months ended February 28, 2010, the Adviser waived advisory fees of $7,047.
     At the request of the Trustees of the Trust, Invesco Ltd. agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement are included in the Statement of Operations. For the six months ended February 28, 2010, Invesco Ltd. reimbursed expenses of the Fund in the amount of $109.
     The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended February 28, 2010, expenses incurred under the agreement are shown in the Statement of Operations as administrative services fees.
     The Trust has entered into a transfer agency and service agreement with Invesco Aim Investment Services, Inc. (“IAIS”) pursuant to which the Fund has agreed to pay IAIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IAIS for certain expenses incurred by IAIS in the course of providing such services. IAIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IAIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended February 28, 2010, expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.
     The Trust has entered into master distribution agreements with Invesco Aim Distributors, Inc. (“IADI”) to serve as the distributor for the Class A, Class B, Class C, Class Y and Institutional Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class B and Class C shares (collectively the “Plans”). The Fund, pursuant to the Plans, pays IADI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares and 1.00% of the average daily net assets of Class B and Class C shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. For the six months ended February 28, 2010, expenses incurred under the Plans are shown in the Statement of Operations as distribution fees.
     Front-end sales commissions and CDSC (collectively the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended February 28, 2010, IADI advised the Fund that IADI retained $31,265 in front-end sales commissions from the sale of Class A shares and $0, $988 and $1,043 from Class A, Class B and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.
     Certain officers and trustees of the Trust are officers and directors of Invesco, IAIS and/or IADI.
NOTE 3—Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
14	AIM Select Real Estate Income Fund

     The following is a summary of the tiered valuation input levels, as of February 28, 2010. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Equity Securities	$168,815,768	$—	$—	$168,815,768

Corporate Debt Securities	—	6,451,133	—	6,451,133

Asset Backed Securities	—	21,495,449	—	21,495,449

Total Investments	$168,815,768	$27,946,582	$—	$196,762,350

NOTE 4—Expense Offset Arrangement(s)
The expense offset arrangement is comprised of transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions. For the six months ended February 28, 2010, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $1,358.
NOTE 5—Trustees’ and Officers’ Fees and Benefits
“Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and “Trustees’ and Officers’ Fees and Benefits” also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. “Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to fund such retirement benefits.
Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
     During the six months ended February 28, 2010, the Fund paid legal fees of $1,051 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.
NOTE 6—Cash Balances
The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The State Street Bank and Trust Company, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.
NOTE 7—Tax Information
The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
     Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
     The Fund had a capital loss carryforward as of August 31, 2009 which expires as follows:

Expiration	Capital Loss Carryforward*

August 31, 2017	$19,031,688

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.
15	AIM Select Real Estate Income Fund

NOTE 8—Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended February 28, 2010 was $102,625,863 and $53,202,315, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.
Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$18,340,779

Aggregate unrealized (depreciation) of investment securities	(4,653,149)

Net unrealized appreciation of investment securities	$13,687,630

Cost of investments for tax purposes is $183,074,720.
NOTE 9—Share Information

	Summary of Share Activity
	Six months ended		Year ended
	February 28, 2010(a)		August 31, 2009
	Shares	Amount	Shares	Amount

Sold:
Class A	5,681,657	$39,276,077	6,297,362	$34,744,449

Class B	50,639	350,032	57,532	329,420

Class C	1,029,447	7,110,960	560,262	3,230,335

Class Y(b)	1,953,660	13,520,601	1,186,116	6,557,609

Institutional Class	832,554	5,757,701	3,944,022	25,122,675

Issued as reinvestment of dividends:
Class A	220,947	1,539,600	377,291	2,179,083

Class B	1,613	11,236	4,076	23,964

Class C	13,250	92,341	8,753	49,216

Class Y	10,104	70,255	2,841	13,740

Institutional Class	113,021	786,117	82,199	471,968

Automatic conversion of Class B shares to Class A shares:
Class A	3,546	24,750	3,793	21,265

Class B	(3,552)	(24,750)	(3,803)	(21,265)

Reacquired:
Class A(b)	(2,542,026)	(17,685,911)	(5,633,762)	(32,177,944)

Class B	(15,534)	(106,222)	(89,390)	(526,042)

Class C	(69,712)	(486,708)	(149,028)	(835,748)

Class Y	(187,214)	(1,293,384)	(771,720)	(4,214,416)

Institutional Class	(661,724)	(4,602,818)	(437,953)	(2,500,668)

Net increase in share activity	6,430,676	$44,339,877	5,438,591	$32,467,641

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 48% of the outstanding shares of the Fund. IADI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
     In addition, 6% of the outstanding shares of the Fund are owned by affiliated mutual funds. Affiliated mutual funds are other mutual funds that are also advised by Invesco.

(b)	Effective upon the commencement date of Class Y shares, October 3, 2008, the following shares were converted from Class A into Class Y shares of the Fund:

Class	Shares	Amount

Class Y	6,791	$48,556

Class A	(6,791)	(48,556)

NOTE 10—Subsequent Event
Effective April 30, 2010, any and all references to “AIM” or “Invesco Aim” will be changed to “Invesco”.
16	AIM Select Real Estate Income Fund

NOTE 11—Financial Highlights
The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated. Information presented prior to March 12, 2007 includes financial data for the common shares of the Closed-End Fund.

	Class A*
	Six months ended			Year ended						Eight months ended			Year ended
	February 28,			August 31,						August 31,			August 31,
	2010			2009			2008			2007			2006		2005

Net asset value, beginning of period		$6.62			$8.38			$16.27			$17.35		$17.49		$20.02

Income from investment operations:
Net investment income		0.16	(a)		0.27	(a)		0.42	(a)		0.44	(a)	0.86		0.90

Net gains (losses) on securities (both realized and unrealized)		0.54			(1.75)			(1.54)			(1.54)		3.88		(0.36)

Less distributions to auction rate preferred shareholders of Closed-End Fund from net investment income(b)		N/A			N/A			N/A			N/A		(0.20)		(0.17)

Total from investment operations		0.70			(1.48)			(1.12)			(1.10)		4.54		0.37

Less distributions:
Dividends from net investment income		(0.14)			(0.28)			(0.65)			(0.38)		(0.89)		(1.24)

Distributions from net realized gains		—			—			(6.18)			(0.09)		(3.84)		(1.66)

Total distributions		(0.14)			(0.28)			(6.83)			(0.47)		(4.73)		(2.90)

Increase from common shares of Closed-End Fund repurchased		N/A			N/A			N/A			—		0.05		—

Redemption fees added to shares of beneficial interest		—			—			0.06			0.49		N/A		N/A

Net asset value, end of period		$7.18			$6.62			$8.38			$16.27		$17.35		$17.49

Market value per common share of Closed-End Fund at period-end	$	N/A		$	N/A		$	N/A		$	N/A		$16.67		$14.98

Total return at net asset value		10.57	%(c)		(17.12	)%(c)		(7.47	)%(c)(d)		(3.59	)%(c)(d)	29.15	%(e)	4.44	%(e)

Market value return		N/A			N/A			N/A			N/A		44.88%		2.33%

Ratios/supplemental data:
Net assets, end of period (000s omitted)		$127,249			$94,979			$111,529			$224,000		$678,394		$698,380

Ratio of expenses to average net assets:
With fee waivers and/or expense reimbursements		1.42	%(f)		1.73%			1.32%			1.08	%(g)	0.96	%(h)	0.95	%(h)

Without fee waivers and/or expense reimbursements		1.43	%(f)		1.74%			1.33%			1.23	%(g)	1.33	%(h)	1.33	%(h)

Ratio of net investment income to average net assets		4.54	%(f)		4.83%			3.91%			3.82	%(g)	4.59	%(h)	4.70	%(h)

Ratio of distributions to auction rate preferred shareholders of Closed-End Fund to average net attributable to common shares of Closed-End Fund		N/A			N/A			N/A			N/A		1.30	%(g)	0.86%

Portfolio turnover rate(i)		34%			59%			73%			24%		23%		17%

Auction rate preferred shares of Closed-End Fund:
Liquidation value, end of period (000s omitted)		N/A			N/A			N/A			N/A		—		$205,000

Total shares outstanding		N/A			N/A			N/A			N/A		—		8,200

Asset coverage per share		N/A			N/A			N/A			N/A		—		110,168

Liquidation and market value per share		N/A			N/A			N/A			N/A		—		25,000

*	Prior to March 12, 2007 the Fund operated as a Closed-End Fund. On such date, holders of common shares of Closed-End Fund received Class A shares of the Fund equal to the number of Closed-End Fund common shares they owned prior to the Reorganization.

(a)	Calculated using average shares outstanding.

(b)	Based on average number of common shares outstanding of Closed-End Fund.

(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.

(d)	Includes the impact of the temporary 2% redemption fee which was effective March 12, 2007 through March 11, 2008.

(e)	Net asset value return includes adjustments in accordance with accounting principles generally accepted in the United States of America and measures the changes in common shares’ value of Closed-End over the period indicated, taking into account dividends as reinvested. Market value return is computed based upon the New York Stock Exchange market price of the Closed-End Fund’s common shares and excludes the effects of brokerage commissions. Dividends and distributions, if any, are assumed for purposes of this calculation, to be reinvested at prices obtained under the Closed-End Fund’s dividend reinvestment plan.

(f)	Ratios are annualized and based on average daily net assets of $114,089. (g) Annualized.

(h)	Ratios do not reflect the effect of dividend payments to auction rate preferred shareholders; income ratios reflect income earned on investments made with assets attributable to auction rate preferred shares of Closed-End Fund.

(i)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
17	AIM Select Real Estate Income Fund

NOTE 11—Financial Highlights—(continued)

												Ratio of		Ratio of
												expenses		expenses
			Net gains (losses)									to average		to average net		Ratio of net
	Net asset		on securities			Dividends	Distributions					net assets		assets without		investment
	value,	Net	(both		Total from	from net	from net		Net asset		Net assets,	with fee waivers		fee waivers		income
	beginning	investment	realized and		investment	investment	realized	Total	value, end	Total	end of period	and/or expenses		and/or expenses		to average		Portfolio
	of period	income(a)	unrealized)		operations	income	gains	Distributions	of period	Return(b)	(000s omitted)	absorbed		absorbed		net assets		turnover(c)

Class B
Six months ended
02/28/10	$6.60	$0.13	$0.55		$0.68	$(0.11)	$—	$(0.11)	$7.17	10.34%	$975	2.17	%(d)	2.18	%(d)	3.79	%(d)	34%
Year ended 08/31/09	8.37	0.23	(1.77)		(1.54)	(0.23)	—	(0.23)	6.60	(17.91)	680	2.48		2.49		4.08		59
Year ended 08/31/08	16.23	0.28	(1.40	)(e)	(1.12)	(0.56)	(6.18)	(6.74)	8.37	(8.01)	1,126	2.07		2.08		3.16		73
Year ended 08/31/07(f)	17.34	0.22	(1.09	)(e)	(0.87)	(0.24)	—	(0.24)	16.23	(5.10)	162	2.04	(g)	2.04	(g)	2.86	(g)	24

Class C
Six months ended
02/28/10	6.60	0.13	0.55		0.68	(0.11)	—	(0.11)	7.17	10.35	11,636	2.17	(d)	2.18	(d)	3.79	(d)	34
Year ended 08/31/09	8.38	0.23	(1.78)		(1.55)	(0.23)	—	(0.23)	6.60	(18.00)	4,296	2.48		2.49		4.08		59
Year ended 08/31/08	16.23	0.29	(1.40	)(e)	(1.11)	(0.56)	(6.18)	(6.74)	8.38	(7.90)	1,932	2.07		2.08		3.16		73
Year ended 08/31/07(f)	17.34	0.22	(1.09	)(e)	(0.87)	(0.24)	—	(0.24)	16.23	(5.10)	356	2.04	(g)	2.04	(g)	2.86	(g)	24

Class Y
Six months ended
02/28/10	6.60	0.17	0.54		0.71	(0.14)	—	(0.14)	7.17	10.89	15,720	1.17	(d)	1.18	(d)	4.79	(d)	34
Year ended 08/31/09(f)	7.15	0.26	(0.63)		(0.37)	(0.18)	—	(0.18)	6.60	(4.23)	2,755	1.53	(g)	1.53	(g)	5.03	(g)	59

Institutional Class
Six months ended
02/28/10	6.62	0.17	0.54		0.71	(0.15)	—	(0.15)	7.18	11.03	38,659	0.95	(d)	0.96	(d)	5.01	(d)	34
Year ended 08/31/09	8.39	0.31	(1.77)		(1.46)	(0.31)	—	(0.31)	6.62	(16.75)	33,753	1.11		1.12		5.45		59
Year ended 08/31/08	16.27	0.37	(1.37	)(e)	(1.00)	(0.70)	(6.18)	(6.88)	8.39	(6.91)	12,696	0.88		0.89		4.35		73
Year ended 08/31/07(f)	17.34	0.32	(1.09	)(e)	(0.77)	(0.30)	—	(0.30)	16.27	(4.53)	10	0.89	(g)	0.89	(g)	4.01	(g)	24

(a)	Calculated using average shares outstanding.

(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges, and is not annualized for periods less than one year, if applicable.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.

(d)	Ratios are annualized and based on average daily net assets (000’s omitted) of $853, $8,314, $7,489, and $36,345 for Class B, Class C, Class Y and Institutional Class shares, respectively.

(e)	Includes the impact of the temporary 2% redemption fee which was effective March 12, 2007 through March 11, 2008. Redemption fees added to shares of beneficial interest for Class B, Class C and Institutional Class shares were $0.05, $0.05 and $0.04 per share and $0.47, $0.47 and $0.48 per share for the year ended August 31, 2008 and the eight months ended August 31, 2007, respectively.

(f)	Commencement date of March 9, 2007 for Class B, Class C and Institutional Class shares and October 3, 2008 for Class Y shares.

(g)	Annualized.
18	AIM Select Real Estate Income Fund

Calculating your ongoing Fund expenses
Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2009 through February 28, 2010.
Actual expenses
The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical example for comparison purposes
The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.
     The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
     Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

				HYPOTHETICAL
				(5% annual return before
		ACTUAL		expenses)
	Beginning	Ending	Expenses	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Account Value	Paid During	Expense
Class	(09/01/09)	(02/28/10)[1]	Period[2]	(02/28/10)	Period[2]	Ratio
Class A	$1,000.00	$1,105.70	$7.41	$1,017.75	$7.10	1.42%
Class B	1,000.00	1,103.40	11.32	1,014.03	10.84	2.17
Class C	1,000.00	1,103.50	11.32	1,014.03	10.84	2.17
Class Y	1,000.00	1,108.90	6.12	1,018.99	5.86	1.17
Institutional	1,000.00	1,110.30	4.97	1,020.08	4.76	0.95

[1]	The actual ending account value is based on the actual total return of the Fund for the period September 1, 2009 through February 28, 2010, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.
19	AIM Select Real Estate Income Fund

Invesco Aim Privacy Policy
You share personal and financial information with us that is necessary for your transactions and your account records. We take very seriously the obligation to keep that information confidential and private.
     Invesco Aim collects nonpublic personal information about you from account applications or other forms you complete and from your transactions with us or our affiliates. We do not disclose information about you or our former customers to service providers or other third parties except to the extent necessary to service your account and in other limited circumstances as permitted by law. For example, we use this information to facilitate the delivery of transaction confirmations, financial reports, prospectuses and tax forms.
     Even within Invesco Aim, only people involved in the servicing of your accounts and compliance monitoring have access to your information. To ensure the highest level of confidentiality and security, Invesco Aim maintains physical, electronic and procedural safeguards that meet or exceed federal standards. Special measures, such as data encryption and authentication, apply to your communications with us on our website – invescoaim.com. More detail is available to you at that site.

Important Notice Regarding Delivery of Security Holder Documents
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Aim Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information
The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invescoaim.com. In the Financial Products box, click on Mutual Funds; then, in the Fund Information box, select Complete Quarterly Holdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC fi le numbers for the Fund are 811-09913 and 333-36074.
     A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or on the Invesco Aim website, invescoaim.com. Click the About Us tab at the top of the home page; click on Legal Information; and then click on Invesco Aim Proxy Voting Guidelines. The information is also available on the SEC website, sec.gov.
     Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2009, is available at our website, invescoaim.com. Click the About Us tab at the top of the home page; click on Legal Information; and then click on Proxy Voting Search. The information is also available on the SEC website, sec.gov.
If used after July 20, 2010, this report must be accompanied by a Quarterly Performance Review for the most recent quarter-end.
     Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Aim Distributors, Inc. is the U.S. distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.
     On or about April 30, 2010, Invesco Aim Distributors, Inc. becomes Invesco Distributors, Inc., Invesco Aim Investment Services, Inc. becomes Invesco Investment Services, Inc., and AIM funds become Invesco funds. In addition, invescoaim.com becomes invesco.com.

SREI-SAR-1	Invesco Aim Distributors, Inc.

AIM Structured Core Fund
Semiannual Report to Shareholders ▪ February 28, 2010

2	Fund Performance
4	Letters to Shareholders
5	Schedule of Investments
8	Financial Statements
11	Notes to Financial Statements
18	Financial Highlights
19	Fund Expenses

For the most current month-end Fund performance and commentary, please visit invescoaim.com.
Unless otherwise noted, all data provided by Invesco.
This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED	MAY LOSE VALUE	NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes
Cumulative total returns, 8/31/09 to 2/28/10, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	7.58%

Class B Shares	7.15

Class C Shares	7.15

Class R Shares	7.36

Class Y Shares	7.62

Investor Class Shares	7.39

Institutional Class Shares	7.64

S&P 500 Index▼ (Broad Market/Style-Specific Index)	9.32

Lipper Large-Cap Core Funds Index▼ (Peer Group Index)	8.40

▼Lipper Inc.
The S&P 500 Index is an unmanaged index considered representative of the U.S. stock market.
     The Lipper Large-Cap Core Funds Index is an unmanaged index considered representative of large-cap core funds tracked by Lipper.
     The Fund is not managed to track the performance of any particular index, including the indexes defined here, and consequently, the performance of the Fund may deviate significantly from the performance of the indexes.
     A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group reflects fund expenses; performance of a market index does not.
2 AIM Structured Core Fund

Average Annual Total Returns
As of 2/28/10, including maximum applicable sales
charges

Class A Shares

Inception (3/31/06)	-4.45%

1 Year	39.49

Class B Shares

Inception (3/31/06)	-4.33%

1 Year	41.15

Class C Shares

Inception (3/31/06)	-3.75%

1 Year	45.15

Class R Shares

Inception (3/31/06)	-3.29%

1 Year	47.02

Class Y Shares

Inception	-2.94%

1 Year	47.59

Investor Class Shares

Inception	-3.03%

1 Year	47.26

Institutional Class Shares

Inception (3/31/06)	-2.80%

1 Year	47.61
Class Y shares incepted on October 3, 2008. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A shares performance reflects any applicable fee waivers or expense reimbursements.
     Investor Class shares incepted on April 25, 2008. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A shares performance reflects any applicable fee waivers or expense reimbursements.
     The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invescoaim.com for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

Average Annual Total Returns
As of 12/31/09, the most recent calendar quarter-end, including maximum applicable sales charges

Class A Shares

Inception(3/31/06)	-4.27%

1 Year	14.64

Class B Shares

Inception (3/31/06)	-4.11%

1 Year	15.42

Class C Shares

Inception (3/31/06)	-3.49%

1 Year	19.42

Class R Shares

Inception (3/31/06)	-3.05%

1 Year	20.93

Class Y Shares

Inception	-2.69%

1 Year	21.74

Investor Class Shares

Inception	-2.79%

1 Year	21.26

Institutional Class Shares

Inception (3/31/06)	-2.54%

1 Year	21.56
     The net annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, Class R, Class Y, Investor Class and Institutional Class shares was 1.01%, 1.76%, 1.76%, 1.26%, 0.76%, 1.01%, and 0.76%, respectively.1 The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, Class R, Class Y, Investor Class and Institutional Class shares was 1.30%, 2.05%, 2.05%, 1.55%, 1.05%, 1.30% and 0.90%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.
     Class A share performance reflects the maximum 5.50% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. Class R shares do not have a front-end sales charge; returns shown are at net asset value and do not reflect a 0.75% CDSC that may be imposed on a total redemption of retirement plan assets within the first year. Class Y, Investor Class and Institutional Class shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.
     The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.
     Had the adviser not waived fees and/or reimbursed expenses, performance would have been lower.

1	Total annual operating expenses less any contractual fee waivers and/or expense reimbursements by the advisor in effect through at least June 30, 2010. See current prospectus for more information

3	AIM Structured Core Fund

Letters to Shareholders

Bruce Crockett
Dear Fellow Shareholders:
By all accounts, 2009 was a challenging year for all of us. Although the economy and financial markets whipsawed us through much of last year, the final months of the decade concluded with many of us feeling somewhat more optimistic about 2010.
     Perhaps the most valuable takeaway from 2009 is the manner in which it underscored the importance of adopting a long-term, appropriately diversified investment strategy.
     Please be assured that your Board continues to oversee the AIM Funds with a strong sense of responsibility for your savings and your trust. It might also interest you to know that the Board currently has five committees whose members exercise oversight to maintain the AIM Funds “Investor First” orientation. As always, we seek to manage costs and enhance performance in ways that put your interests first.
     To that end, some of you may have seen it reported in the latter part of 2009 that Invesco will assume the management of the Van Kampen family of mutual funds as well as the retail Morgan Stanley funds. The closing will be later this year and we view this addition as an excellent opportunity to provide you access to an even broader range of funds under the Invesco umbrella.
     As always, you’re welcome to contact me at bruce@brucecrockett.com with any questions or concerns you may have. We look forward to representing you and serving you in the coming year.
Sincerely,
Bruce L. Crockett
Independent Chair, AIM Funds Board of Trustees

Philip Taylor
Dear Shareholders:
By February 28, 2010, the U.S. economy had ended its year-long contraction and had enjoyed two quarters of healthy expansion. While most indicators suggested recovery was slowly taking hold, the unemployment rate remained high by historical standards – and the durability of the recovery and the speed with which unemployment might normalize was uncertain.
     Given continued economic uncertainty, I invite you to visit our website, invescoaim.com. There, you’ll find timely economic analysis, market perspective and commentary on your Fund. To access your Fund’s latest quarterly commentary, simply click on Mutual Funds inside the Financial Products box. Next, in the Fund Information box, click on Quarterly Commentary and select your Fund.
Fund names and our corporate name are changing
In the months ahead, you’ll begin to see signs, small and large, of changes to our fund and corporate names. For example, the name “Aim” will no longer be part of our branding, so our logo graphic will be “Invesco” rather than “Invesco Aim” and your “AIM” fund soon will be renamed an Invesco fund. (For example, AIM Charter Fund will become Invesco Charter Fund.) And effective April 30, our Web address will change from invescoaim.com to invesco.com. These changes are the next steps in our rebranding process begun two years ago, when for our corporate name we added “Invesco” in front of “Aim.” The marketplace now widely recognizes that Aim is part of Invesco, and thus it’s time for us to formally acknowledge that connection.
     While market conditions change from time to time, our commitment to putting our clients first, helping you achieve your financial goals and providing excellent customer service will not.
     If you have questions about your account, please contact one of our client services representatives at 800 959 4246. If you have a question or comment for me, please email me at phil@invesco.com.
     Thank you for investing with us.
Sincerely,
Philip Taylor
Senior Managing Director, Invesco Ltd.
CEO, Invesco Aim
4	AIM Structured Core Fund

Schedule of Investments(a)
February 28, 2010
(Unaudited)

	Shares	Value

Common Stocks–97.62%

Aerospace & Defense–0.38%

United Technologies Corp.	6,100	$418,765

Agricultural Products–0.73%

Archer-Daniels-Midland Co.	27,600	810,336

Apparel Retail–2.01%

Gap, Inc. (The)	103,400	2,223,100

Apparel, Accessories & Luxury Goods–0.43%

Jones Apparel Group, Inc.	28,400	478,824

Automobile Manufacturers–2.39%

Ford Motor Co.(b)	225,700	2,649,718

Automotive Retail–0.25%

AutoNation, Inc.(b)	15,700	278,675

Biotechnology–2.19%

Amgen Inc.(b)	42,800	2,422,908

Cable & Satellite–0.46%

Comcast Corp.–Class A	31,200	512,928

Communications Equipment–0.13%

Aviat Networks Inc.(b)	23,900	146,985

Computer Hardware–6.02%

Apple Inc.(b)	2,050	419,471

Dell Inc.(b)	78,400	1,037,232

Hewlett-Packard Co.	24,000	1,218,960

International Business Machines Corp.	31,400	3,992,824

		6,668,487

Computer Storage & Peripherals–4.35%

EMC Corp.(b)	46,200	808,038

SanDisk Corp.(b)	38,100	1,109,853

Seagate Technology(b)	49,800	991,518

Western Digital Corp.(b)	49,500	1,912,185

		4,821,594

Construction, Farm Machinery & Heavy Trucks–1.08%

Navistar International Corp.(b)	3,000	117,480

Oshkosh Corp.(b)	28,300	1,078,796

		1,196,276

Consumer Finance–1.91%

American Express Co.	55,400	2,115,726

	Shares	Value

Data Processing & Outsourced Services–0.27%

Broadridge Financial Solutions Inc.	14,000	$294,560

Department Stores–2.02%

Kohl’s Corp.(b)	4,500	242,190

Macy’s, Inc.	104,300	1,997,345

		2,239,535

Diversified Banks–2.45%

Wells Fargo & Co.(b)	99,200	2,712,128

Diversified Metals & Mining–0.81%

Freeport-McMoRan Copper & Gold Inc.	11,900	894,404

Electronic Manufacturing Services–1.47%

Flextronics International Ltd. (Singapore)(b)	120,500	838,680

Jabil Circuit, Inc.	52,500	796,425

		1,635,105

Health Care Equipment–0.66%

Intuitive Surgical, Inc.(b)	2,120	735,937

Health Care Facilities–0.11%

Tenet Healthcare Corp.(b)	22,900	120,683

Home Improvement Retail–1.89%

Home Depot, Inc. (The)	67,200	2,096,640

Homebuilding–3.24%

D.R. Horton, Inc.	164,000	2,027,040

KB Home	21,300	346,764

Lennar Corp.–Class A	47,400	777,834

NVR, Inc.(b)	620	439,146

		3,590,784

Household Products–3.53%

Procter & Gamble Co. (The)	61,800	3,910,704

Hypermarkets & Super Centers–3.00%

Wal-Mart Stores, Inc.	61,400	3,319,898

Independent Power Producers & Energy Traders–1.00%

Constellation Energy Group Inc.	10,800	378,756

Mirant Corp.(b)	58,100	730,898

		1,109,654

Industrial Conglomerates–0.24%

General Electric Co.	16,400	263,384

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
5	AIM Structured Core Fund

	Shares	Value

Industrial Machinery–0.65%

Illinois Tool Works Inc.	8,100	$368,712

Ingersoll-Rand PLC (Ireland)	11,200	357,392

		726,104

Integrated Oil & Gas–9.13%

Chevron Corp.	40,900	2,957,070

Exxon Mobil Corp.	84,200	5,473,000

Occidental Petroleum Corp.	21,200	1,692,820

		10,122,890

Integrated Telecommunication Services–3.80%

AT&T Inc.	135,200	3,354,312

Verizon Communications Inc.	29,600	856,328

		4,210,640

Internet Software & Services–0.15%

AOL Inc.(b)	6,700	166,026

Investment Banking & Brokerage–3.89%

Goldman Sachs Group, Inc. (The)	16,250	2,540,687

Morgan Stanley	62,800	1,769,704

		4,310,391

Life & Health Insurance–3.03%

Aflac, Inc.	29,600	1,463,720

Lincoln National Corp.	8,900	224,102

Prudential Financial, Inc.	31,800	1,666,638

		3,354,460

Managed Health Care–2.52%

Coventry Health Care, Inc.(b)	8,300	192,394

UnitedHealth Group Inc.	76,800	2,600,448

		2,792,842

Movies & Entertainment–1.63%

Time Warner Inc.	62,200	1,806,288

Multi-Line Insurance–1.07%

Genworth Financial Inc.–Class A(b)	5,800	92,452

Hartford Financial Services Group, Inc. (The)	44,700	1,089,339

		1,181,791

Oil & Gas Equipment & Services–0.67%

National-Oilwell Varco Inc.	17,100	743,337

Other Diversified Financial Services–0.12%

Bank of America Corp.	3,600	59,976

JPMorgan Chase & Co.	1,700	71,349

		131,325

	Shares	Value

Paper Products–1.64%

International Paper Co.	74,000	$1,714,580

MeadWestvaco Corp.	4,300	98,642

		1,813,222

Pharmaceuticals–7.24%

Eli Lilly and Co.	58,900	2,022,626

Forest Laboratories, Inc.(b)	37,400	1,117,512

Johnson & Johnson	32,500	2,047,500

Merck & Co., Inc.	33,400	1,231,792

Pfizer Inc.	91,500	1,605,825

		8,025,255

Property & Casualty Insurance–5.46%

Berkshire Hathaway Inc.–Class B(b)	18,100	1,450,353

Chubb Corp. (The)	5,000	252,300

Travelers Cos., Inc. (The)	48,300	2,540,097

XL Capital Ltd.–Class A	98,900	1,806,903

		6,049,653

Publishing–1.59%

Gannett Co., Inc.	116,700	1,768,005

Semiconductors–3.64%

Micron Technology, Inc.(b)	217,800	1,973,268

Texas Instruments Inc.	84,500	2,060,110

		4,033,378

Soft Drinks–0.23%

Coca-Cola Co. (The)	4,900	258,328

Steel–0.34%

Reliance Steel & Aluminum Co.	8,400	372,456

Systems Software–5.26%

Microsoft Corp.	159,500	4,571,270

Symantec Corp.(b)	75,900	1,256,145

		5,827,415

Tobacco–2.07%

Philip Morris International Inc.	46,800	2,292,264

Wireless Telecommunication Services–0.47%

Sprint Nextel Corp.(b)	158,200	526,806

Total Common Stocks (Cost $98,273,533)		108,180,614

	Principal
	Amount

U.S. Treasury Bills–0.36%
0.04%, 03/18/10 (Cost $399,993)(c)(d)	$400,000	399,993

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
6	AIM Structured Core Fund

	Shares	Value

Money Market Funds–1.91%

Liquid Assets Portfolio–Institutional Class(e)	1,056,920	$1,056,920

Premier Portfolio–Institutional Class(e)	1,056,920	1,056,920

Total Money Market Funds (Cost $2,113,840)		2,113,840

TOTAL INVESTMENTS–99.89% (Cost $100,787,366)		110,694,447

OTHER ASSETS LESS LIABILITIES–0.11%		117,620

NET ASSETS–100.00%		$110,812,067

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(d)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1I and Note 4.
(e)	The money market fund and the Fund are affiliated by having the same investment adviser.
Portfolio Composition
By sector, based on Net Assets
as of February 28, 2010

Information Technology	21.3%

Financials	17.9

Consumer Discretionary	15.9

Health Care	12.7

Energy	9.8

Consumer Staples	9.6

Telecommunication Services	4.3

Materials	2.8

Industrials	2.3

Utilities	1.0

U.S. Treasury Bills, Money Market Funds Plus Other Assets Less Liabilities	2.4

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
7	AIM Structured Core Fund

Statement of Assets and Liabilities
February 28, 2010
(Unaudited)

Assets:

Investments, at value (Cost $98,673,526)	$108,580,607

Investments in affiliated money market funds, at value and cost	2,113,840

Total investments, at value (Cost $100,787,366)	110,694,447

Receivables for:
Variation margin	2,475

Fund shares sold	44,133

Dividends	210,473

Fund expenses absorbed	5,588

Investment for trustee deferred compensation and retirement plans	16,014

Other assets	53,485

Total assets	111,026,615

Liabilities:

Payables for:
Fund shares reacquired	66,989

Accrued fees to affiliates	73,362

Accrued other operating expenses	39,580

Trustee deferred compensation and retirement plans	34,617

Total liabilities	214,548

Net assets applicable to shares outstanding	$110,812,067

Net assets consist of:

Shares of beneficial interest	$136,648,467

Undistributed net investment income	467,560

Undistributed net realized gain (loss)	(36,296,286)

Unrealized appreciation	9,992,326

$110,812,067

Net Assets:

Class A	$1,822,121

Class B	$188,628

Class C	$332,175

Class R	$1,388,341

Class Y	$198,432

Investor Class	$84,764,168

Institutional Class	$22,118,202

Shares outstanding, $0.01 par value per share, unlimited number of shares authorized:

Class A	266,568

Class B	27,794

Class C	48,931

Class R	203,584

Class Y	28,943

Investor Class	12,356,847

Institutional Class	3,224,679

Class A:
Net asset value per share	$6.84

Maximum offering price per share
(Net asset value of $6.84 ÷ 94.50%)	$7.24

Class B:
Net asset value and offering price per share	$6.79

Class C:
Net asset value and offering price per share	$6.79

Class R:
Net asset value and offering price per share	$6.82

Class Y:
Net asset value and offering price per share	$6.86

Investor Class:
Net asset value and offering price per share	$6.86

Institutional Class:
Net asset value and offering price per share	$6.86

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
8	AIM Structured Core Fund

Statement of Operations
For the six months ended February 28, 2010
(Unaudited)

Investment income:

Dividends (net of foreign withholding taxes of $725)	$1,046,251

Dividends from affiliated money market funds	1,764

Interest	3,915

Total investment income	1,051,930

Expenses:

Advisory fees	339,922

Administrative services fees	24,795

Custodian fees	4,254

Distribution fees:

Class A	2,337

Class B	1,019

Class C	1,634

Class R	1,488

Investor Class	109,917

Transfer agent fees — A, B, C, R, Y and Investor	100,174

Transfer agent fees — Institutional	7,288

Trustees’ and officers’ fees and benefits	12,014

Registration and filing fees	39,090

Other	44,113

Total expenses	688,045

Less: Fees waived, expenses reimbursed and expense offset arrangement(s)	(149,057)

Net expenses	538,988

Net investment income	512,942

Realized and unrealized gain (loss) from:

Net realized gain from:
Investment securities	2,027,959

Futures contracts	502,151

2,530,110

Change in net unrealized appreciation (depreciation) of:
Investment securities	5,425,919

Futures contracts	(170,416)

5,255,503

Net realized and unrealized gain	7,785,613

Net increase in net assets resulting from operations	$8,298,555

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
9	AIM Structured Core Fund

Statement of Changes in Net Assets
For the six months ended February 28, 2010 and the year ended August 31, 2009
(Unaudited)

	February 28,	August 31,
	2010	2009

Operations:

Net investment income	$512,942	$2,056,728

Net realized gain (loss)	2,530,110	(36,093,131)

Change in net unrealized appreciation	5,255,503	1,575,545

Net increase (decrease) in net assets resulting from operations	8,298,555	(32,460,858)

Distributions to shareholders from net investment income:

Class A	(34,312)	(19,375)

Class B	(1,066)	(2,573)

Class C	(1,841)	(12,547)

Class R	(11,562)	(451)

Class Y	(4,053)	(2,630)

Investor Class	(1,552,567)	(824,995)

Institutional Class	(446,320)	(224,782)

Total distributions from net investment income	(2,051,721)	(1,087,353)

Distributions to shareholders from net realized gains:

Class A	—	(370,361)

Class B	—	(62,258)

Class C	—	(303,605)

Class R	—	(9,308)

Class Y	—	(47,948)

Investor Class	—	(15,770,612)

Institutional Class	—	(3,572,911)

Total distributions from net realized gains	—	(20,137,003)

Share transactions-net:

Class A	97,238	1,091,808

Class B	(35,296)	127,039

Class C	58,149	369,562

Class R	1,330,394	37,691

Class Y	(24,487)	283,846

Investor Class	(8,804,184)	(4,831,505)

Institutional Class	(1,229,053)	2,149,035

Net increase (decrease) in net assets resulting from share transactions	(8,607,239)	(772,524)

Net increase (decrease) in net assets	(2,360,405)	(54,457,738)

Net assets:

Beginning of period	113,172,472	167,630,210

End of period (includes undistributed net investment income of $467,560 and $2,006,339, respectively)	$110,812,067	$113,172,472

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
10	AIM Structured Core Fund

Notes to Financial Statements
February 28, 2010
(Unaudited)
NOTE 1—Significant Accounting Policies
AIM Structured Core Fund (the “Fund”) is a series portfolio of AIM Counselor Series Trust (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of seven separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.
     The Fund’s investment objective is long-term growth of capital.
     The Fund currently consists of seven different classes of shares: Class A, Class B, Class C, Class R, Class Y, Investor Class and Institutional Class. Investor Class shares of the Fund are offered only to certain grandfathered investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waiver shares may be subject to contingent deferred sales charges (“CDSC”). Class B shares and Class C shares are sold with a CDSC. Class R, Class Y, Investor Class and Institutional Class shares are sold at net asset value. Under certain circumstances, Class R shares are subject to a CDSC. Effective April 1, 2010, Class R shares will no longer be subject to a CDSC. Generally, Class B shares will automatically convert to Class A shares on or about the month-end which is at least eight years after the date of purchase.
     The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A. Security Valuations — Securities, including restricted securities, are valued according to the following policy.
     A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
     Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
     Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
     Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
     Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
     Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
11                AIM Structured Core Fund

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.	Distributions — Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print, which is generally 45 days from the period-end date.

H.	Indemnifications — Under the Trust’s organizational documents, each trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.	Futures Contracts — The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal counterparty risk since the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.
12                AIM Structured Core Fund

J.	Collateral — To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.
NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Net Assets	Rate

First $250 million	0.60%

Next $250 million	0.575%

Next $500 million	0.55%

Next $1.5 billion	0.525%

Next $2.5 billion	0.50%

Next $2.5 billion	0.475%

Next $2.5 billion	0.45%

Over $10 billion	0.425%

     Under the terms of a master sub-advisory agreement approved by shareholders of the Funds between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Funds, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide discretionary investment management services to each Fund based on the percentage of assets allocated to such Sub-Adviser(s).
     On December 31, 2009, Invesco Aim Advisors, Inc., Invesco Aim Capital Management, Inc., Invesco Aim Private Asset Management, Inc. and Invesco Global Asset Management (N.A.), Inc. merged into Invesco Institutional (N.A.), Inc. and the consolidated adviser firm was renamed Invesco Advisers, Inc.
     The Adviser has contractually agreed, through at least June 30, 2010, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver (excluding certain items discussed below) of Class A, Class B, Class C, Class R, Class Y, Investor Class and Institutional Class shares to 1.00%, 1.75%, 1.75%, 1.25%, 0.75%, 1.00% and 0.75%, respectively, of average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary items or non-routine items; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. The Board of Trustees or Invesco may terminate the fee waiver arrangement at any time.
     Further, the Adviser has contractually agreed, through at least June 30, 2010, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.
     For the six months ended February 28, 2010, the Adviser waived advisory fees of $41,595 and reimbursed class level expenses of $2,036, $222, $356, $648, $221, $95,774 and $7,288 of Class A, Class B, Class C, Class R, Class Y, Investor Class and Institutional Class shares, respectively.
     At the request of the Trustees of the Trust, Invesco Ltd. agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement are included in the Statement of Operations. For the six months ended February 28, 2010, Invesco Ltd. did not reimburse any expenses.
     The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended February 28, 2010, expenses incurred under the agreement are shown in the Statement of Operations as administrative services fees.
     The Trust has entered into a transfer agency and service agreement with Invesco Aim Investment Services, Inc. (“IAIS”) pursuant to which the Fund has agreed to pay IAIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IAIS for certain expenses incurred by IAIS in the course of providing such services. IAIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IAIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended February 28, 2010, expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.
     The Trust has entered into master distribution agreements with Invesco Aim Distributors, Inc. (“IADI”) to serve as the distributor for the Class A, Class B, Class C, Class R, Class Y, Investor Class and Institutional Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class B, Class C, Class R and Investor Class shares (collectively the “Plans”). The Fund, pursuant to the Plans, pays IADI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares, 0.50% of the average daily net assets of Class R shares and 0.25% of the average daily net assets of Investor Class shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. For the six months ended February 28, 2010, expenses incurred under the Plans are shown in the Statement of Operations as distribution fees.
13                AIM Structured Core Fund

     Front-end sales commissions and CDSC (collectively the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended February 28, 2010, IADI advised the Fund that IADI retained $243 in front-end sales commissions from the sale of Class A shares and $0, $2, $5 and $0 from Class A, Class B, Class C and Class R shares, respectively, for CDSC imposed on redemptions by shareholders.
Certain officers and trustees of the Trust are officers and directors of Invesco, IAIS and/or IADI.
NOTE 3—Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
     The following is a summary of the tiered valuation input levels, as of February 28, 2010. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Equity Securities	$110,294,454	$—	$—	$110,294,454

U.S. Treasury Securities	—	399,993	—	399,993

	110,294,454	399,993	—	$110,694,447

Other Investments*	85,245	—	—	85,245

Total Investments	$110,379,699	$399,993	$—	$110,779,692

* Other Investments includes futures which are included at unrealized appreciation.
NOTE 4—Derivative Investments
The Fund has implemented the required disclosures about derivative instruments and hedging activities in accordance with GAAP. GAAP has intended to improve financial reporting about derivative instruments and hedging activities by requiring enhanced disclosures to enable investors to better understand their effects on an entity’s financial position and financial performance. The enhanced disclosure has no impact on the results of operations reported in the financial statements.
Value of Derivative Instruments at Period-End
The Table below summarizes the value of the Fund’s derivative instruments, detailed by primary risk exposure, held as of February 28, 2010:

	Value
Risk Exposure/ Derivative Type	Assets	Liabilities

Market risk
Futures contracts(a)	$85,245	$—

(a) Includes cumulative appreciation (depreciation) of futures contracts. Only current day’s variation margin receivable is reported within the Statement of Assets & Liabilities.
14                AIM Structured Core Fund

Effect of Derivative Instruments for the six months ended February 28, 2010
The table below summarizes the gains (losses) on derivative instruments, detailed by primary risk exposure, recognized in earnings during the period:

Location of Gain (Loss) on
Statement of Operations
Futures*

Realized Gain
Market risk	$502,151

Change in Unrealized Appreciation (Depreciation)
Market risk	(170,146)

Total	$332,005

*	The average value of futures options outstanding during the period was $2,861,688.

Open Futures Contracts

	Number of	Month/		Unrealized
Contract	Contracts	Commitment	Value	Appreciation

Chicago Mercantile Exchange S&P 500 Index	9	March-2010/Long	$2,482,650	$85,245

NOTE 5—Expense Offset Arrangement(s)
The expense offset arrangement is comprised of transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions. For the six months ended February 28, 2010, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $917.
NOTE 6—Trustees’ and Officers’ Fees and Benefits
“Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and “Trustees’ and Officers’ Fees and Benefits” also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. “Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
     During the six months ended February 28, 2010, the Fund paid legal fees of $1,039 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.
NOTE 7—Cash Balances
The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The State Street Bank and Trust Company, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.
NOTE 8—Tax Information
The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
     Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
     The Fund had a capital loss carryforward as of August 31, 2009 which expires as follows:

Capital Loss
Expiration	Carryforward*

August 31, 2017	$9,871,752

* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.
15                AIM Structured Core Fund

NOTE 9—Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended February 28, 2010 was $43,565,298 and $51,685,851, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$12,233,927

Aggregate unrealized (depreciation) of investment securities	(4,123,036)

Net unrealized appreciation of investment securities	$8,110,891

Cost of investments for tax purposes is $102,583,556.
16                AIM Structured Core Fund

NOTE 10—Share Information

		Summary of Share Activity
	Six months ended		Year ended
	February 28, 2010(a)		August 31, 2009
	Shares	Amount	Shares	Amount

Sold:
Class A	79,887	$529,042	441,071	$2,793,780

Class B	1,709	11,457	50,732	325,326

Class C	14,275	92,405	311,615	2,058,767

Class R	195,388	1,355,261	7,372	43,440

Class Y(b)	1,706	11,353	38,159	313,750

Investor Class	499,193	3,397,895	1,882,307	11,430,231

Institutional Class	89,720	607,218	627,262	3,748,959

Issued as reinvestment of dividends:
Class A	4,968	33,784	68,237	384,176

Class B	157	1,066	11,638	64,826

Class C	262	1,773	56,301	313,598

Class R	1,703	11,562	1,736	9,759

Class Y	594	4,053	8,968	50,578

Investor Class	221,069	1,509,899	2,840,248	16,047,399

Institutional Class	65,443	446,320	673,350	3,797,693

Automatic conversion of Class B shares to Class A shares:
Class A	1,085	7,333	5,525	31,109

Class B	(1,097)	(7,333)	(5,596)	(31,109)

Reacquired:
Class A(b)	(69,296)	(472,921)	(361,111)	(2,117,257)

Class B	(6,093)	(40,486)	(40,515)	(232,004)

Class C	(5,405)	(36,029)	(353,556)	(2,002,803)

Class R	(5,454)	(36,429)	(2,550)	(15,508)

Class Y	(5,833)	(39,893)	(14,651)	(80,482)

Investor Class(b)	(2,014,118)	(13,711,978)	(4,899,493)	(32,309,135)

Institutional Class	(333,238)	(2,282,591)	(863,365)	(5,397,617)

Net increase (decrease) in share activity	(1,263,375)	$(8,607,239)	483,684	$(772,524)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 20% of the outstanding shares of the Fund. IADI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

(b)	Effective upon the commencement date of Class Y shares, October 3, 2008, the following shares were converted from Class A shares and Investor Class into Class Y shares of the Fund:

Class	Shares	Amount

Class Y	35,513	$294,403

Class A	(2,881)	(23,882)

Investor Class	(32,593)	(270,521)

NOTE 11—Subsequent Event
Effective April 30, 2010, any and all references to “AIM” or “Invesco Aim” will be changed to “Invesco”.
17                AIM Structured Core Fund

NOTE 12—Financial Highlights
The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

												Ratio of		Ratio of
												expenses		expenses
				Net gains								to average		to average net		Ratio of net
	Net asset	Net		(losses) on		Dividends	Distributions					net assets		assets without		investment
	value,	investment		securities (both	Total from	from net	from net		Net asset		Net assets,	with fee waivers		fee waivers		income (loss)
	beginning	income		realized and	investment	investment	realized	Total	value, end	Total	end of period	and/or expenses		and/or expenses		to average		Portfolio
	of period	(loss)		unrealized)	operations	income	gains	Distributions	of period	Return(a)	(000s omitted)	absorbed		absorbed		net assets		turnover(b)

Class A
Six months ended 02/28/10	$6.47	$0.03	(c)	$0.46	$0.49	$(0.12)	$—	$(0.12)	$6.84	7.58%	$1,822	1.00	%(d)	1.29	%(d)	0.86	%(d)	40%
Year ended 08/31/09	9.89	0.11	(c)	(2.16)	(2.05)	(0.07)	(1.30)	(1.37)	6.47	(18.66)	1,618	0.66		1.29		1.85		77
Year ended 08/31/08	11.19	0.14	(c)	(1.37)	(1.23)	(0.02)	(0.05)	(0.07)	9.89	(11.03)	951	0.75		1.93		1.34		118
Year ended 08/31/07	10.19	0.08	(c)	1.10	1.18	(0.18)	—	(0.18)	11.19	11.60	1,532	1.02		6.88		0.67		79
Year ended 08/31/06(e)	10.00	0.04		0.15	0.19	—	—	—	10.19	1.90	985	1.06	(f)	10.44	(f)	0.95	(f)	25

Class B
Six months ended 02/28/10	6.37	0.00	(c)	0.45	0.45	(0.03)	—	(0.03)	6.79	7.15	189	1.75	(d)	2.04	(d)	0.11	(d)	40
Year ended 08/31/09	9.79	0.06	(c)	(2.13)	(2.07)	(0.05)	(1.30)	(1.35)	6.37	(19.10)	211	1.41		2.04		1.10		77
Year ended 08/31/08	11.14	0.06	(c)	(1.36)	(1.30)	—	(0.05)	(0.05)	9.79	(11.71)	165	1.50		2.68		0.59		118
Year ended 08/31/07	10.16	(0.01	)(c)	1.10	1.09	(0.11)	—	(0.11)	11.14	10.74	847	1.77		7.63		(0.08)		79
Year ended 08/31/06(e)	10.00	0.01		0.15	0.16	—	—	—	10.16	1.60	640	1.81	(f)	11.19	(f)	0.20	(f)	25

Class C
Six months ended 02/28/10	6.37	0.00	(c)	0.45	0.45	(0.03)	—	(0.03)	6.79	7.15	332	1.75	(d)	2.04	(d)	0.11	(d)	40
Year ended 08/31/09	9.79	0.06	(c)	(2.13)	(2.07)	(0.05)	(1.30)	(1.35)	6.37	(19.10)	254	1.41		2.04		1.10		77
Year ended 08/31/08	11.14	0.06	(c)	(1.36)	(1.30)	—	(0.05)	(0.05)	9.79	(11.71)	249	1.50		2.68		0.59		118
Year ended 08/31/07	10.16	(0.01	)(c)	1.10	1.09	(0.11)	—	(0.11)	11.14	10.74	1,043	1.77		7.63		(0.08)		79
Year ended 08/31/06(e)	10.00	0.01		0.15	0.16	—	—	—	10.16	1.60	625	1.81	(f)	11.19	(f)	0.20	(f)	25

Class R
Six months ended 02/28/10	6.45	0.02	(c)	0.45	0.47	(0.10)	—	(0.10)	6.82	7.36	1,388	1.25	(d)	1.54	(d)	0.61	(d)	40
Year ended 08/31/09	9.86	0.10	(c)	(2.15)	(2.05)	(0.06)	(1.30)	(1.36)	6.45	(18.70)	77	0.91		1.54		1.60		77
Year ended 08/31/08	11.17	0.11	(c)	(1.37)	(1.26)	—	(0.05)	(0.05)	9.86	(11.32)	53	1.00		2.18		1.09		118
Year ended 08/31/07	10.18	0.05	(c)	1.10	1.15	(0.16)	—	(0.16)	11.17	11.33	684	1.27		7.13		0.42		79
Year ended 08/31/06(e)	10.00	0.03		0.15	0.18	—	—	—	10.18	1.80	611	1.31	(f)	10.69	(f)	0.70	(f)	25

Class Y
Six months ended 02/28/10	6.50	0.04	(c)	0.45	0.49	(0.13)	—	(0.13)	6.86	7.62	198	0.75	(d)	1.04	(d)	1.11	(d)	40
Year ended 08/31/09(e)	8.29	0.12	(c)	(0.54)	(0.42)	(0.07)	(1.30)	(1.37)	6.50	(2.50)	211	0.43	(f)	1.07	(f)	2.08	(f)	77

Investor Class
Six months ended 02/28/10	6.50	0.03	(c)	0.45	0.48	(0.12)	—	(0.12)	6.86	7.39	84,764	1.00	(d)	1.29	(d)	0.86	(d)	40
Year ended 08/31/09	9.90	0.12	(c)	(2.15)	(2.03)	(0.07)	(1.30)	(1.37)	6.50	(18.43)	88,674	0.66		1.29		1.85		77
Year ended 08/31/08(e)	10.73	0.05	(c)	(0.88)	(0.83)	—	—	—	9.90	(7.73)	136,838	0.60	(f)	1.10	(f)	1.49	(f)	118

Institutional Class
Six months ended 02/28/10	6.50	0.04	(c)	0.46	0.50	(0.14)	—	(0.14)	6.86	7.64	22,118	0.75	(d)	0.89	(d)	1.11	(d)	40
Year ended 08/31/09	9.91	0.13	(c)	(2.16)	(2.03)	(0.08)	(1.30)	(1.38)	6.50	(18.32)	22,128	0.41		0.89		2.10		77
Year ended 08/31/08	11.21	0.16	(c)	(1.36)	(1.20)	(0.05)	(0.05)	(0.10)	9.91	(10.79)	29,374	0.50		1.57		1.59		118
Year ended 08/31/07	10.20	0.10	(c)	1.10	1.20	(0.19)	—	(0.19)	11.21	11.85	942	0.77		6.55		0.92		79
Year ended 08/31/06(e)	10.00	0.05		0.15	0.20	—	—	—	10.20	2.00	612	0.80	(f)	10.14	(f)	1.21	(f)	25

(a)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(b)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.

(c)	Calculated using average shares outstanding.

(d)	Ratios are annualized and based on average daily net assets (000’s omitted) of $1,885, $206, $329, $600, $204, $88,662 and $22,359 for Class A, Class B, Class C, Class R, Class Y, Investor Class and Institutional Class shares, respectively.

(e)	Commencement date of March 31, 2006 for Class A, Class B, Class C, Class R and Institutional Class shares. Commencement date of October 3, 2008 and April 25, 2008 for Class Y and Investor Class shares, respectively.

(f)	Annualized.
18                AIM Structured Core Fund

Calculating your ongoing Fund expenses
Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2009 through February 28, 2010.
Actual expenses
The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical example for comparison purposes
The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.
     The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
     Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

				HYPOTHETICAL
				(5% annual return before
		ACTUAL		expenses)
	Beginning	Ending	Expenses	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Account Value	Paid During	Expense
Class	(09/01/09)	(02/28/10)[1]	Period[2]	(02/28/10)	Period[2]	Ratio
A	$1,000.00	$1,075.80	$5.15	$1,019.84	$5.01	1.00%
B	1,000.00	1,071.50	8.99	1,016.12	8.75	1.75
C	1,000.00	1,071.50	8.99	1,016.12	8.75	1.75
R	1,000.00	1,073.60	6.43	1,018.60	6.26	1.25
Y	1,000.00	1,076.20	3.86	1,021.08	3.76	0.75
Investor	1,000.00	1,073.90	5.14	1,019.84	5.01	1.00
Institutional	1,000.00	1,076.40	3.86	1,021.08	3.76	0.75

[1]	The actual ending account value is based on the actual total return of the Fund for the period September 1, 2009 through February 28, 2010, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.
19                AIM Structured Core Fund

Invesco Aim Privacy Policy
You share personal and financial information with us that is necessary for your transactions and your account records. We take very seriously the obligation to keep that information confidential and private.
     Invesco Aim collects nonpublic personal information about you from account applications or other forms you complete and from your transactions with us or our affiliates. We do not disclose information about you or our former customers to service providers or other third parties except to the extent necessary to service your account and in other limited circumstances as permitted by law. For example, we use this information to facilitate the delivery of transaction confirmations, financial reports, prospectuses and tax forms.
     Even within Invesco Aim, only people involved in the servicing of your accounts and compliance monitoring have access to your information. To ensure the highest level of confidentiality and security, Invesco Aim maintains physical, electronic and procedural safeguards that meet or exceed federal standards. Special measures, such as data encryption and authentication, apply to your communications with us on our website — invescoaim.com. More detail is available to you at that site.

Important Notice Regarding Delivery of Security Holder Documents
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Aim Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information
The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invescoaim.com. In the Financial Products box, click on Mutual Funds; then, in the Fund Information box, select Complete Quarterly Holdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-09913 and 333-36074.
     A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or on the Invesco Aim website, invescoaim.com. Click the About Us tab at the top of the home page; click on Legal Information; and then click on Invesco Aim Proxy Voting Guidelines. The information is also available on the SEC website, sec.gov.
     Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2009, is available at our website, invescoaim.com. Click the About Us tab at the top of the home page; click on Legal Information; and then click on Proxy Voting Search. The information is also available on the SEC website, sec.gov.
If used after July 20, 2010, this report must be accompanied by a Quarterly Performance Review for the most recent quarter-end.
     Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Aim Distributors, Inc. is the U.S. distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.
     On or about April 30, 2010, Invesco Aim Distributors, Inc. becomes Invesco Distributors, Inc., Invesco Aim Investment Services, Inc. becomes Invesco Investment Services, Inc., and AIM funds become Invesco funds. In addition, invescoaim.com becomes invesco.com.

SCOR-SAR-1	Invesco Aim Distributors, Inc.

AIM Structured Growth Fund
Semiannual Report to Shareholders ▪ February 28, 2010

2	Fund Performance
4	Letters to Shareholders
5	Schedule of Investments
8	Financial Statements
10	Notes to Financial Statements
17	Financial Highlights
18	Fund Expenses

For the most current month-end Fund performance and commentary, please visit invescoaim.com.
Unless otherwise noted, all data provided by Invesco.
This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED	MAY LOSE VALUE	NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes
Cumulative total returns, 8/31/09 to 2/28/10, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	8.22%

Class B Shares	7.77

Class C Shares	7.78

Class R Shares	8.04

Class Y Shares	8.30

Institutional Class Shares	8.29

S&P 500 Index▼ (Broad Market Index)	9.32

Russell 1000 Growth Index▼ (Style-Specific Index)	11.32

Lipper Large-Cap Growth Funds Index▼ (Peer Group Index)	10.32

▼Lipper Inc.
The S&P 500 Index is an unmanaged index considered representative of the U.S. stock market.
     The Russell 1000 ® Growth Index is an unmanaged index considered representative of large-cap growth stocks. The Russell 1000 Growth Index is a trademark/service mark of the Frank Russell Co. Russell® is a trademark of the Frank Russell Co.
     The Lipper Large-Cap Growth Funds Index is an unmanaged index considered representative of large-cap growth funds tracked by Lipper.
     The Fund is not managed to track the performance of any particular index, including the indexes defined here, and consequently, the performance of the Fund may deviate significantly from the performance of the indexes.
     A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group reflects fund expenses; performance of a market index does not.

2	AIM Structured Growth Fund

Average Annual Total Returns
As of 2/28/10, including maximum applicable sales charges

Class A Shares

Inception (3/31/06)	-4.25%

1 Year	41.04

Class B Shares

Inception (3/31/06)	-4.29%

1 Year	43.37

Class C Shares

Inception (3/31/06)	-3.60%

1 Year	47.19

Class R Shares

Inception (3/31/06)	-3.10%

1 Year	49.19

Class Y Shares

Inception	-2.79%

1 Year	49.92

Institutional Class Shares

Inception (3/31/06)	-2.61%

1 Year	49.83
Class Y shares incepted on October 3, 2008. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A shares performance reflects any applicable fee waivers or expense reimbursements.
     The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invescoaim.com for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.
     The net annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, Class R, Class Y and Institutional Class shares was 1.01%, 1.76%, 1.76%, 1.26%, 0.76%, and 0.75%, respectively.1 The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B,

Average Annual Total Returns
As of 12/31/09, the most recent calendar quarter-end, including maximum applicable sales charges

Class A Shares

Inception (3/31/06)	-3.98%

1 Year	23.84

Class B Shares

Inception (3/31/06)	-4.02%

1 Year	24.98

Class C Shares

Inception (3/31/06)	-3.27%

1 Year	28.98

Class R Shares

Inception (3/31/06)	-2.78%

1 Year	30.69
Class Y Shares

Inception	-2.49%

1 Year	31.18

Institutional Class Shares

Inception (3/31/06)	-2.29%

1 Year	31.33
Class C, Class R, Class Y and Institutional Class shares was 1.50%, 2.25%, 2.25%, 1.75% 1.25% and 0.86%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.
     Class A share performance reflects the maximum 5.50% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. Class R shares do not have a front-end sales charge; returns shown are at net asset value and do not reflect a 0.75% CDSC that may be imposed on a total redemption of retirement plan assets within the first year. Class Y and Institutional Class shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.
     The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.
     Had the adviser not waived fees and/or reimbursed expenses on Class A, B, C, R and Y shares, performance would have been lower.
1	Total annual operating expenses less any contractual fee waivers and/or expense reimbursements by the advisor in effect through at least June 30, 2010. See current prospectus for more information.

3	AIM Structured Growth Fund

Letters to Shareholders

Bruce Crockett
Dear Fellow Shareholders:
By all accounts, 2009 was a challenging year for all of us. Although the economy and financial markets whipsawed us through much of last year, the final months of the decade concluded with many of us feeling somewhat more optimistic about 2010.
     Perhaps the most valuable takeaway from 2009 is the manner in which it underscored the importance of adopting a long-term, appropriately diversified investment strategy.
     Please be assured that your Board continues to oversee the AIM Funds with a strong sense of responsibility for your savings and your trust. It might also interest you to know that the Board currently has five committees whose members exercise oversight to maintain the AIM Funds “Investor First” orientation. As always, we seek to manage costs and enhance performance in ways that put your interests first.
     To that end, some of you may have seen it reported in the latter part of 2009 that Invesco will assume the management of the Van Kampen family of mutual funds as well as the retail Morgan Stanley funds. The closing will be later this year and we view this addition as an excellent opportunity to provide you access to an even broader range of funds under the Invesco umbrella.
     As always, you’re welcome to contact me at bruce@brucecrockett.com with any questions or concerns you may have. We look forward to representing you and serving you in the coming year.
Sincerely,

Bruce L. Crockett
Independent Chair, AIM Funds Board of Trustees

Philip Taylor
Dear Shareholders:
By February 28, 2010, the U.S. economy had ended its year-long contraction and had enjoyed two quarters of healthy expansion. While most indicators suggested recovery was slowly taking hold, the unemployment rate remained high by historical standards — and the durability of the recovery and the speed with which unemployment might normalize was uncertain.
     Given continued economic uncertainty, I invite you to visit our website, invescoaim.com. There, you’ll find timely economic analysis, market perspective and commentary on your Fund. To access your Fund’s latest quarterly commentary, simply click on Mutual Funds inside the Financial Products box. Next, in the Fund Information box, click on Quarterly Commentary and select your Fund.
Fund names and our corporate name are changing
In the months ahead, you’ll begin to see sings, small and large, of changes to our fund and corporate names. For example, the name “Aim” will no longer be part of our branding, so our logo graphic will be “Invesco” rather than “Invesco Aim” and your “AIM” fund soon will be renamed an Invesco fund. (For example, AIM Charter Fund will become Invesco Charter Fund.) And effective April 30, our Web address will change from invescoaim.com to invesco.com. These changes are the next steps in our rebranding process begun two years ago, when for our corporate name we added “Invesco” in front of “Aim.” The marketplace now widely recognizes that Aim is part of Invesco, and thus it’s time for us to formally acknowledge that connection.
     While market conditions change from time to time, our commitment to putting our clients first, helping you achieve your financial goals and providing excellent customer service will not.
     If you have questions about your account, please contact one of our client services representatives at 800 959 4246. If you have a question or comment for me, please email me at phil@invesco.com.
     Thank you for investing with us.
Sincerely,

Philip Taylor
Senior Managing Director, Invesco Ltd.
CEO, Invesco Aim
4	AIM Structured Growth Fund

Schedule of Investments(a)
February 28, 2010
(Unaudited)

	Shares	Value

Common Stocks-97.96%

Aerospace & Defense-1.72%
United Technologies Corp.	19,900	$1,366,135

Agricultural Products-0.92%
Archer-Daniels-Midland Co.	24,900	731,064

Apparel Retail-3.24%
Gap, Inc. (The)	119,700	2,573,550

Automobile Manufacturers-0.96%
Ford Motor Co.(b)	65,200	765,448

Automotive Retail-1.17%
AutoNation, Inc.(b)	52,200	926,550

Biotechnology-3.55%
Amgen Inc.(b)	47,200	2,671,992

PDL BioPharma Inc.	21,300	149,100

		2,821,092

Communications Equipment-0.20%
InterDigital, Inc.(b)	6,100	156,465

Computer Hardware-7.60%
Apple Inc.(b)	2,250	460,395

Dell Inc.(b)	70,700	935,361

Hewlett-Packard Co.	4,500	228,555

International Business Machines Corp.	34,700	4,412,452

		6,036,763

Computer Storage & Peripherals-6.01%
SanDisk Corp.(b)	9,900	288,387

Seagate Technology(b)	114,100	2,271,731

Western Digital Corp.(b)	57,300	2,213,499

		4,773,617

Construction, Farm Machinery & Heavy Trucks-0.74%
Oshkosh Corp.(b)	15,400	587,048

Consumer Electronics-2.72%
Garmin Ltd.	67,500	2,156,625

Consumer Finance-0.96%
American Express Co.	19,900	759,981

Data Processing & Outsourced Services-0.09%
Broadridge Financial Solutions Inc.	3,500	73,640

	Shares	Value

Department Stores-0.93%
Kohl’s Corp.(b)	2,900	$156,078

Macy’s, Inc.	30,500	584,075

		740,153

Diversified Metals & Mining-1.48%
Freeport-McMoRan Copper & Gold Inc.	15,600	1,172,496

Electronic Manufacturing Services-1.12%
Jabil Circuit, Inc.	58,400	885,928

Health Care Facilities-0.63%
Health Management Associates, Inc.-Class A(b)	68,100	496,449

Home Improvement Retail-2.06%
Home Depot, Inc. (The)	52,500	1,638,000

Homebuilding-2.30%
D.R. Horton, Inc.	64,800	800,928

Lennar Corp.-Class A	28,000	459,480

NVR, Inc.(b)	100	70,830

Ryland Group, Inc. (The)	21,700	492,373

		1,823,611

Homefurnishing Retail-1.98%
Williams-Sonoma, Inc.	73,400	1,575,164

Household Products-4.81%
Procter & Gamble Co. (The)	60,300	3,815,784

Housewares & Specialties-0.39%
American Greetings Corp.-Class A	11,900	226,933

Jarden Corp.	2,700	86,562

		313,495

Hypermarkets & Super Centers-4.69%
Wal-Mart Stores, Inc.	68,800	3,720,016

Independent Power Producers & Energy Traders-2.21%
Constellation Energy Group Inc.	18,200	638,274

Mirant Corp.(b)	88,400	1,112,072

		1,750,346

Industrial Conglomerates-1.03%
3M Co.	10,200	817,530

Integrated Oil & Gas-3.76%
Exxon Mobil Corp.	45,900	2,983,500

Integrated Telecommunication Services-0.57%
AT&T Inc.	18,300	454,023

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
5	AIM Structured Growth Fund

	Shares	Value

Internet Software & Services-1.23%
AOL Inc.(b)	8,500	$210,630

eBay Inc.(b)	33,400	768,868

		979,498

Investment Banking & Brokerage-3.41%
Goldman Sachs Group, Inc. (The)	13,550	2,118,543

Morgan Stanley	20,900	588,962

		2,707,505

Life & Health Insurance-0.86%
Prudential Financial, Inc.	13,000	681,330

Managed Health Care-3.49%
Coventry Health Care, Inc.(b)	6,400	148,352

UnitedHealth Group Inc.	77,400	2,620,764

		2,769,116

Movies & Entertainment-0.65%
Time Warner Inc.	17,800	516,912

Multi-Line Insurance-0.63%
Hartford Financial Services Group, Inc. (The)	20,500	499,585

Oil & Gas Equipment & Services-0.65%
National-Oilwell Varco Inc.	11,800	512,946

Oil & Gas Refining & Marketing-0.38%
World Fuel Services Corp.	11,500	303,830

Paper Packaging-0.65%
Temple-Inland Inc.	27,900	519,498

Paper Products-0.80%
International Paper Co.	21,500	498,155

MeadWestvaco Corp.	5,900	135,346

		633,501

Pharmaceuticals-8.63%
Eli Lilly and Co.	32,400	1,112,616

Forest Laboratories, Inc.(b)	43,000	1,284,840

Johnson & Johnson	37,000	2,331,000

Merck & Co., Inc.	17,100	630,648

	Shares	Value

Pharmaceuticals-(continued)
Pfizer Inc.	22,100	$387,855

Valeant Pharmaceuticals International (b)	29,600	1,101,712

		6,848,671

Semiconductor Equipment-0.62%
Amkor Technology, Inc.(b)	82,400	496,048

Semiconductors-5.34%
Micron Technology, Inc.(b)	245,500	2,224,230

Texas Instruments Inc.	82,800	2,018,664

		4,242,894

Soft Drinks-0.07%
Coca-Cola Co. (The)	1,000	52,720

Specialty Chemicals-0.50%
W.R. Grace & Co.(b)	13,800	399,648

Steel-0.57%
Reliance Steel & Aluminum Co.	10,200	452,268

Systems Software-7.74%
Microsoft Corp.	181,000	5,187,460

Symantec Corp.(b)	57,700	954,935

		6,142,395

Tobacco-3.90%
Philip Morris International Inc.	63,200	3,095,536

Total Common Stocks (Cost $70,153,457)		77,768,374

	Principal
	Amount
U.S. Treasury Bills-0.43%
0.03%, 03/18/10 (Cost $339,994) (c)(d)	$340,000	339,994

	Shares
Money Market Funds-1.23%
Liquid Assets Portfolio-Institutional Class (e)	486,720	486,720

Premier Portfolio-Institutional Class (e)	486,720	486,720

Total Money Market Funds (Cost $973,440)		973,440

TOTAL INVESTMENTS-99.62% (Cost $71,466,891)		79,081,808

OTHER ASSETS LESS LIABILITIES-0.38%		304,240

NET ASSETS-100.00%		$79,386,048

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	Securities are traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

(d)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1I and Note 4.

(e)	The money market fund and the Fund are affiliated by having the same investment adviser.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
6	AIM Structured Growth Fund

Portfolio Composition
By sector, based on Net Assets
as of February 28, 2010

Information Technology	30.0%

Consumer Discretionary	16.4

Health Care	16.3

Consumer Staples	14.4

Financials	5.8

Energy	4.8

Materials	4.0

Industrials	3.5

Utilities	2.2

Telecommunication Services	0.6

U.S. Treasury Bills, Money Market Funds Plus Other Assets Less Liabilities	2.0

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
7	AIM Structured Growth Fund

Statement of Assets and Liabilities
February 28, 2010
(Unaudited)

Assets:

Investments, at value (Cost $70,493,451)	$78,108,368

Investments in affiliated money market funds, at value and cost	973,440

Total investments, at value (Cost $71,466,891)	79,081,808

Receivables for:
Investments sold	5,213,965

Variation margin	1,320

Fund shares sold	30,858

Dividends	126,360

Fund expenses absorbed	5,943

Investment for trustee deferred compensation and retirement plans	6,366

Other assets	43,562

Total assets	84,510,182

Liabilities:

Payables for:
Investments purchased	5,036,748

Fund shares reacquired	28,959

Accrued fees to affiliates	4,412

Accrued other operating expenses	41,389

Trustee deferred compensation and retirement plans	12,626

Total liabilities	5,124,134

Net assets applicable to shares outstanding	$79,386,048

Net assets consist of:

Shares of beneficial interest	$119,262,025

Undistributed net investment income	251,582

Undistributed net realized gain (loss)	(47,754,904)

Unrealized appreciation	7,627,345

$79,386,048

Net Assets:

Class A	$2,179,029

Class B	$283,024

Class C	$774,709

Class R	$38,892

Class Y	$78,934

Institutional Class	$76,031,460

Shares outstanding, $0.01 par value per share, unlimited number of shares authorized:

Class A	256,934

Class B	33,907

Class C	92,850

Class R	4,590

Class Y	9,309

Institutional Class	8,956,902

Class A:
Net asset value per share	$8.48

Maximum offering price per share
(Net asset value of $8.48 ÷ 94.50%)	$8.97

Class B:
Net asset value and offering price per share	$8.35

Class C:
Net asset value and offering price per share	$8.34

Class R:
Net asset value and offering price per share	$8.47

Class Y:
Net asset value and offering price per share	$8.48

Institutional Class:
Net asset value and offering price per share	$8.49

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
8	AIM Structured Growth Fund

Statement of Operations
For the six months ended February 28, 2010
(Unaudited)

Investment income:

Dividends	$592,924

Dividends from affiliated money market funds	944

Total investment income	593,868

Expenses:

Advisory fees	251,170

Administrative services fees	24,795

Custodian fees	5,603

Distribution fees:
Class A	2,919

Class B	1,481

Class C	4,559

Class R	89

Transfer agent fees — A, B, C, R and Y	7,879

Transfer agent fees — Institutional	1,830

Trustees’ and officers’ fees and benefits	10,574

Registration and filing fees	32,824

Professional services fees	25,500

Other	16,453

Total expenses	385,676

Less: Fees waived, expenses reimbursed and expense offset arrangement(s)	(64,577)

Net expenses	321,099

Net investment income	272,769

Realized and unrealized gain (loss) from:

Net realized gain from:
Investment securities	4,091,319

Futures contracts	130,093

4,221,412

Change in net unrealized appreciation (depreciation) of:
Investment securities	2,430,606

Futures contracts	(68,829)

2,361,777

Net realized and unrealized gain	6,583,189

Net increase in net assets resulting from operations	$6,855,958

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
9	AIM Structured Growth Fund

Statement of Changes in Net Assets
For the six months ended February 28, 2010 and the year ended August 31, 2009
(Unaudited)

	February 28,	August 31,
	2010	2009

Operations:

Net investment income	$272,769	$1,391,749

Net realized gain (loss)	4,221,412	(46,347,281)

Change in net unrealized appreciation	2,361,777	4,889,892

Net increase (decrease) in net assets resulting from operations	6,855,958	(40,065,640)

Distributions to shareholders from net investment income:

Class A	(31,725)	(9,644)

Class B	(2,785)	—

Class C	(8,411)	—

Class R	(474)	(34)

Class Y	(1,248)	(853)

Institutional Class	(1,221,174)	(741,359)

Total distributions from net investment income	(1,265,817)	(751,890)

Share transactions-net:

Class A	(473,863)	(1,212,517)

Class B	(35,231)	(60,118)

Class C	(260,357)	(437,430)

Class R	6,321	10,011

Class Y	1,097	104,995

Institutional Class	(11,922,072)	(37,102,160)

Net increase (decrease) in net assets resulting from share transactions	(12,684,105)	(38,697,219)

Net increase (decrease) in net assets	(7,093,964)	(79,514,749)

Net assets:
Beginning of period	86,480,012	165,994,761

End of period (includes undistributed net investment income of $251,582 and $1,244,630, respectively)	$79,386,048	$86,480,012

Notes to Financial Statements
February 28, 2010
(Unaudited)
NOTE 1—Significant Accounting Policies
AIM Structured Growth Fund (the “Fund”) is a series portfolio of AIM Counselor Series Trust (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of seven separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.
     The Fund’s investment objective is long-term growth of capital.
     The Fund currently consists of six different classes of shares: Class A, Class B, Class C, Class R, Class Y and Institutional Class. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waiver shares may be subject to contingent deferred sales charges (“CDSC”). Class B shares and Class C shares are sold with a CDSC. Class R, Class Y and Institutional Class shares are sold at net asset value. Under certain circumstances, Class R shares are subject to a CDSC. Effective April 1, 2010, Class R shares will no longer be subject to a CDSC. Generally, Class B shares will automatically convert to Class A shares on or about the month-end which is at least eight years after the date of purchase.
10	AIM Structured Growth Fund

     The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
     A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
     Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
     Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
     Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
     Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
     Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.
     The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
     The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be
11              AIM Structured Growth Fund

evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.	Distributions — Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
     The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print, which is generally 45 days from the period-end date.

H.	Indemnifications — Under the Trust’s organizational documents, each trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.	Futures Contracts — The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal counterparty risk since the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.

J.	Collateral — To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.
NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Net Assets	Rate

First $250 million	0.60%

Next $250 million	0.575%

Next $500 million	0.55%

Next $1.5 billion	0.525%

Next $2.5 billion	0.50%

Next $2.5 billion	0.475%

Next $2.5 billion	0.45%

Over $10 billion	0.425%

12              AIM Structured Growth Fund

     Under the terms of a master sub-advisory agreement approved by shareholders of the Funds between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Funds, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide discretionary investment management services to each Fund based on the percentage of assets allocated to such Sub-Adviser(s).
     On December 31, 2009, Invesco Aim Advisors, Inc., Invesco Aim Capital Management, Inc., Invesco Aim Private Asset Management, Inc. and Invesco Global Asset Management (N.A.), Inc. merged into Invesco Institutional (N.A.), Inc. and the consolidated adviser firm was renamed Invesco Advisers, Inc.
     The Adviser has contractually agreed, through at least June 30, 2010, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver (excluding certain items discussed below) of Class A, Class B, Class C, Class R, Class Y and Institutional Class shares to 1.00%, 1.75%, 1.75%, 1.25%, 0.75% and 0.75%, respectively, of average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waivers to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. The Board of Trustees or Invesco may terminate the fee waiver arrangement at any time.
     The Adviser has contractually agreed, through at least June 30, 2010, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.
     For the six months ended February 28, 2010, the Adviser waived advisory fees $54,867 and reimbursed class level expenses of $4,977, $631, $1,943, $76, $161 and $1,830 of Class A, Class B, Class C, Class R, Class Y and Institutional Class shares, respectively.
     At the request of the Trustees of the Trust, Invesco Ltd. agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. For the six months ended February 28, 2010, Invesco Ltd. did not reimburse any expenses.
     The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended February 28, 2010, expenses incurred under the agreement are shown in the Statement of Operations as administrative services fees.
     The Trust has entered into a transfer agency and service agreement with Invesco Aim Investment Services, Inc. (“IAIS”) pursuant to which the Fund has agreed to pay IAIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IAIS for certain expenses incurred by IAIS in the course of providing such services. IAIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IAIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended February 28, 2010, expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.
     The Trust has entered into master distribution agreements with Invesco Aim Distributors, Inc. (“IADI”) to serve as the distributor for the Class A, Class B, Class C, Class R, Class Y and Institutional Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class B, Class C and Class R shares (collectively the “Plans”). The Fund, pursuant to the Plans, pays IADI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares and 0.50% of the average daily net assets of Class R shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. For the six months ended February 28, 2010, expenses incurred under the Plans are shown in the Statement of Operations as distribution fees.
     Front-end sales commissions and CDSC (collectively the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended February 28, 2010, IADI advised the Fund that IADI retained $464 in front-end sales commissions from the sale of Class A shares and $0, $306, $10 and $0 from Class A, Class B, Class C and Class R shares, respectively, for CDSC imposed on redemptions by shareholders.
     Certain officers and trustees of the Trust are officers and directors of Invesco, IAIS and/or IADI.
NOTE 3—Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs
13              AIM Structured Growth Fund

reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
     The following is a summary of the tiered valuation input levels, as of February 28, 2010. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Equity Securities	$78,741,814	$—	$—	$78,741,814

U.S. Treasury Securities	—	339,994	—	339,994

	78,741,814	339,994	—	79,081,808

Other Investments*	12,428	—	—	12,428

Total Investments	$78,754,242	$339,994	$—	$79,094,236

*	Other Investments includes futures, which are included at unrealized appreciation.
NOTE 4—Derivative Investments
The Fund has implemented the required disclosures about derivative instruments and hedging activities in accordance with GAAP. GAAP has intended to improve financial reporting about derivative instruments and hedging activities by requiring enhanced disclosures to enable investors to better understand their effects on an entity’s financial position and financial performance. The enhanced disclosure has no impact on the results of operations reported in the financial statements.
Value of Derivative Instruments at Period-End
The Table below summarizes the value of the Fund’s derivative instruments, detailed by primary risk exposure, held as of February 28, 2010:

	Value
Risk Exposure/ Derivative Type	Assets	Liabilities

Market risk
Futures contracts(a)	$12,428	—

(a)	Includes cumulative appreciation (depreciation) of futures contracts. Only current day’s variation margin receivable is reported within the Statement of Assets & Liabilities.
Effect of Derivative Instruments for the six months ended February 28, 2010
The table below summarizes the gains (losses) on derivative instruments, detailed by primary risk exposure, recognized in earnings during the period:

Location of Gain (Loss) on
Statement of Operations
Futures*

Realized Gain
Market risk	$130,093

Change in Unrealized Appreciation (Depreciation)
Market risk	(68,829)

Total	$61,264

*	The average value of futures outstanding during the period was $1,431,709.

Open Futures Contracts
	Number of	Month/		Unrealized
Contract	Contracts	Commitment	Value	Appreciation

Chicago Mercantile Exchange E-mini S&P 500 Index	24	March-2010/Long	$1,324,080	$12,428

NOTE 5—Expense Offset Arrangement(s)
The expense offset arrangement is comprised of transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions. For the six months ended February 28, 2010, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $92.
14              AIM Structured Growth Fund

NOTE 6—Trustees’ and Officers’ Fees and Benefits
“Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and “Trustees’ and Officers’ Fees and Benefits” also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. “Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
     During the six months ended February 28, 2010, the Fund paid legal fees of $1,022 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.
NOTE 7—Cash Balances
The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The State Street Bank and Trust Company, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.
NOTE 8—Tax Information
The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
     Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
     The Fund had a capital loss carryforward as of August 31, 2009 which expires as follows:

Capital Loss
Expiration	Carryforward*

August 31, 2016	$665,716

August 31, 2017	18,872,447

Total capital loss carryforward	$19,538,163

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.
NOTE 9—Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended February 28, 2010 was $40,398,258 and $54,270,082, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$7,441,266

Aggregate unrealized (depreciation) of investment securities	(1,493,577)

Net unrealized appreciation of investment securities	$5,947,689

Cost of investments for tax purposes is $73,134,119.
15              AIM Structured Growth Fund

NOTE 10—Share Information

	Summary of Share Activity
	Six months ended		Year ended
	February 28, 2010(a)		August 31, 2009
	Shares	Amount	Shares	Amount

Sold:
Class A	12,772	$108,075	169,910	$1,152,699

Class B	1,671	13,915	18,151	124,957

Class C	2,134	17,713	8,285	61,492

Class R	704	5,847	1,235	9,977

Class Y(b)	191	1,565	42,748	327,844

Institutional Class	267,870	2,263,015	751,214	5,229,110

Issued as reinvestment of dividends:
Class A	3,700	31,120	1,449	9,419

Class B	317	2,623	—	—

Class C	932	7,712	—	—

Class R	57	474	5	34

Class Y	148	1,248	131	853

Institutional Class	145,205	1,221,175	114,055	741,359

Automatic conversion of Class B shares to Class A shares:
Class A	1,628	13,631	9,173	58,967

Class B	(1,655)	(13,631)	(9,301)	(58,967)

Reacquired:
Class A(b)	(74,429)	(626,689)	(347,229)	(2,433,602)

Class B	(4,609)	(38,138)	(16,909)	(126,108)

Class C	(34,926)	(285,782)	(73,737)	(498,922)

Class Y	(214)	(1,716)	(33,695)	(223,702)

Institutional Class	(1,827,054)	(15,406,262)	(6,011,495)	(43,072,629)

Net increase (decrease) in share activity	(1,505,558)	$(12,684,105)	(5,376,010)	$(38,697,219)

(a)	89% of the outstanding shares of the Fund are owned by affiliated mutual funds. Affiliated mutual funds are other mutual funds that are also advised by Invesco.

(b)	Effective upon the commencement date of Class Y shares, October 3, 2008, the following shares were converted from Class A into Class Y shares of the Fund:

Class	Shares	Amount

Class Y	23,646	$190,353

Class A	(23,646)	(190,353)

NOTE 11—Subsequent Event
Effective April 30, 2010, any and all references to “AIM” or “Invesco Aim” will be changed to “Invesco”.
16              AIM Structured Growth Fund

NOTE 12—Financial Highlights
The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

											Ratio of		Ratio of
											expenses		expenses
			Net gains								to average		to average net		Ratio of net
	Net asset	Net	(losses) on		Dividends	Distributions					net assets		assets without		investment
	value,	investment	securities (both	Total from	from net	from net		Net asset		Net assets,	with fee waivers		fee waivers		income (loss)
	beginning	income	realized and	investment	investment	realized	Total	value, end	Total	end of period	and/or expenses		and/or expenses		to average		Portfolio
	of period	(loss)(a)	unrealized)	operations	income	gains	Distributions	of period	Return(b)	(000s omitted)	absorbed		absorbed		net assets		turnover(c)

Class A
Six months ended 02/28/10	$7.95	$0.02	$0.63	$0.65	$(0.12)	$—	$(0.12)	$8.48	8.22%	$2,179	1.01	%(d)	1.57	%(d)	0.41	%(d)	49%
Year ended 08/31/09	10.20	0.09	(2.31)	(2.22)	(0.03)	—	(0.03)	7.95	(21.72)	2,491	1.01		1.50		1.20		102
Year ended 08/31/08	11.45	0.04	(0.93)	(0.89)	(0.03)	(0.33)	(0.36)	10.20	(8.25)	4,894	1.00		1.18		0.37		119
Year ended 08/31/07	9.93	0.02	1.53	1.55	(0.02)	(0.01)	(0.03)	11.45	15.63	7,481	1.01		1.29		0.17		91
Year ended 08/31/06(e)	10.00	0.11	(0.18)	(0.07)	—	—	—	9.93	(0.70)	862	1.03	(f)	5.52	(f)	2.57	(f)	7

Class B
Six months ended 02/28/10	7.82	(0.01)	0.62	0.61	(0.08)	—	(0.08)	8.35	7.77	283	1.76	(d)	2.32	(d)	(0.34	)(d)	49
Year ended 08/31/09	10.05	0.03	(2.26)	(2.23)	—	—	—	7.82	(22.19)	298	1.76		2.25		0.45		102
Year ended 08/31/08	11.35	(0.04)	(0.93)	(0.97)	—	(0.33)	(0.33)	10.05	(8.98)	465	1.75		1.93		(0.38)		119
Year ended 08/31/07	9.90	(0.07)	1.53	1.46	—	(0.01)	(0.01)	11.35	14.76	472	1.76		2.04		(0.58)		91
Year ended 08/31/06(e)	10.00	0.08	(0.18)	(0.10)	—	—	—	9.90	(1.00)	662	1.78	(f)	6.27	(f)	1.82	(f)	7

Class C
Six months ended 02/28/10	7.81	(0.01)	0.62	0.61	(0.08)	—	(0.08)	8.34	7.78	775	1.76	(d)	2.32	(d)	(0.34	)(d)	49
Year ended 08/31/09	10.05	0.03	(2.27)	(2.24)	—	—	—	7.81	(22.29)	974	1.76		2.25		0.45		102
Year ended 08/31/08	11.35	(0.04)	(0.93)	(0.97)	—	(0.33)	(0.33)	10.05	(8.98)	1,911	1.75		1.93		(0.38)		119
Year ended 08/31/07	9.90	(0.07)	1.53	1.46	—	(0.01)	(0.01)	11.35	14.76	2,065	1.76		2.04		(0.58)		91
Year ended 08/31/06(e)	10.00	0.08	(0.18)	(0.10)	—	—	—	9.90	(1.00)	599	1.78	(f)	6.27	(f)	1.82	(f)	7

Class R
Six months ended 02/28/10	7.94	0.01	0.63	0.64	(0.11)	—	(0.11)	8.47	8.04	39	1.26	(d)	1.82	(d)	0.16	(d)	49
Year ended 08/31/09	10.18	0.07	(2.30)	(2.23)	(0.01)	—	(0.01)	7.94	(21.88)	30	1.26		1.75		0.95		102
Year ended 08/31/08	11.44	0.01	(0.94)	(0.93)	—	(0.33)	(0.33)	10.18	(8.55)	26	1.25		1.43		0.12		119
Year ended 08/31/07	9.92	(0.01)	1.54	1.53	(0.00)	(0.01)	(0.01)	11.44	15.46	13	1.26		1.54		(0.08)		91
Year ended 08/31/06(e)	10.00	0.10	(0.18)	(0.08)	—	—	—	9.92	(0.80)	595	1.28	(f)	5.77	(f)	2.32	(f)	7

Class Y
Six months ended 02/28/10	7.96	0.03	0.63	0.66	(0.14)	—	(0.14)	8.48	8.30	79	0.76	(d)	1.32	(d)	0.66	(d)	49
Year ended 08/31/09(e)	8.05	0.08	(0.14)	(0.06)	(0.03)	—	(0.03)	7.96	(0.60)	73	0.75	(f)	1.29	(f)	1.46	(f)	102

Institutional Class
Six months ended 02/28/10	7.97	0.03	0.63	0.66	(0.14)	—	(0.14)	8.49	8.29	76,031	0.75	(d)	0.88	(d)	0.67	(d)	49
Year ended 08/31/09	10.23	0.10	(2.31)	(2.21)	(0.05)	—	(0.05)	7.97	(21.45)	82,613	0.75		0.86		1.46		102
Year ended 08/31/08	11.48	0.07	(0.93)	(0.86)	(0.06)	(0.33)	(0.39)	10.23	(7.99)	158,699	0.73		0.73		0.64		119
Year ended 08/31/07	9.94	0.05	1.53	1.58	(0.03)	(0.01)	(0.04)	11.48	15.93	163,313	0.75		0.89		0.43		91
Year ended 08/31/06(e)	10.00	0.12	(0.18)	(0.06)	—	—	—	9.94	(0.60)	86,898	0.77	(f)	5.20	(f)	2.83	(f)	7

(a)	Calculated using average shares outstanding.

(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.

(d)	Ratios are annualized and based on average daily net assets (000’s omitted) of $2,354, $299, $919, $36, $76 and $80,690 for Class A, Class B, Class C, Class R, Class Y and Institutional Class shares, respectively.

(e)	Commencement date of March 31, 2006 for Class A, Class B, Class C, Class R and Institutional Class shares and October 3, 2008 for Class Y shares.

(f)	Annualized.
17              AIM Structured Growth Fund

Calculating your ongoing Fund expenses
Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2009 through February 28, 2010.
Actual expenses
The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical example for comparison purposes
The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.
     The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
     Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

				HYPOTHETICAL
				(5% annual return before
		ACTUAL		expenses)
	Beginning	Ending	Expenses	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Account Value	Paid During	Expense
Class	(09/01/09)	(02/28/10)[1]	Period[2]	(02/28/10)	Period[2]	Ratio
A	$1,000.00	$1,082.20	$5.21	$1,019.79	$5.06	1.01%
B	1,000.00	1,077.70	9.07	1,016.07	8.80	1.76
C	1,000.00	1,077.80	9.07	1,016.07	8.80	1.76
R	1,000.00	1,080.40	6.50	1,018.55	6.31	1.26
Y	1,000.00	1,083.00	3.93	1,021.03	3.81	0.76
Institutional	1,000.00	1,082.90	3.87	1,021.08	3.76	0.75

[1]	The actual ending account value is based on the actual total return of the Fund for the period September 1, 2009 through February 28, 2010, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.
18              AIM Structured Growth Fund

Invesco Aim Privacy Policy
You share personal and financial information with us that is necessary for your transactions and your account records. We take very seriously the obligation to keep that information confidential and private.
     Invesco Aim collects nonpublic personal information about you from account applications or other forms you complete and from your transactions with us or our affiliates. We do not disclose information about you or our former customers to service providers or other third parties except to the extent necessary to service your account and in other limited circumstances as permitted by law. For example, we use this information to facilitate the delivery of transaction confirmations, financial reports, prospectuses and tax forms.
     Even within Invesco Aim, only people involved in the servicing of your accounts and compliance monitoring have access to your information. To ensure the highest level of confidentiality and security, Invesco Aim maintains physical, electronic and procedural safeguards that meet or exceed federal standards. Special measures, such as data encryption and authentication, apply to your communications with us on our website — invescoaim.com. More detail is available to you at that site.

Important Notice Regarding Delivery of Security Holder Documents
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Aim Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information
The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invescoaim.com. In the Financial Products box, click on Mutual Funds; then, in the Fund Information box, select Complete Quarterly Holdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-09913 and 333-36074.
     A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or on the Invesco Aim website, invescoaim.com. Click the About Us tab at the top of the home page; click on Legal Information; and then click on Invesco Aim Proxy Voting Guidelines. The information is also available on the SEC website, sec.gov.
     Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2009, is available at our website, invescoaim.com. Click the About Us tab at the top of the home page; click on Legal Information; and then click on Proxy Voting Search. The information is also available on the SEC website, sec.gov.
If used after July 20, 2010, this report must be accompanied by a Quarterly Performance Review for the most recent quarter-end.
     Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Aim Distributors, Inc. is the U.S. distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.
     On or about April 30, 2010, Invesco Aim Distributors, Inc. becomes Invesco Distributors, Inc., Invesco Aim Investment Services, Inc. becomes Invesco Investment Services, Inc., and AIM funds become Invesco funds. In addition, invescoaim.com becomes invesco.com.

SGRO-SAR-1	Invesco Aim Distributors, Inc.

AIM Structured Value Fund
Semiannual Report to Shareholders ▪ February 28, 2010

2	Fund Performance
4	Letters to Shareholders
5	Schedule of Investments
9	Financial Statements
11	Notes to Financial Statements
18	Financial Highlights
19	Fund Expenses
For the most current month-end Fund performance and commentary, please visit invescoaim.com.
Unless otherwise noted, all data provided by Invesco.
This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED	MAY LOSE VALUE	NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes
Cumulative total returns, 8/31/09 to 2/28/10, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	7.51%

Class B Shares	7.15

Class C Shares	7.15

Class R Shares	7.30

Class Y Shares	7.75

Institutional Class Shares	7.61

S&P 500 Index▼ (Broad Market Index)	9.32
Russell 1000 Value Index▼ (Style-Specific Index)	8.52

Lipper Large-Cap Value Funds Index▼ (Peer Group Index)	8.40

▼Lipper Inc.

The S&P 500 Index is an unmanaged index considered representative of the U.S. stock market.
The Russell 1000® Value Index is an unmanaged index considered representative of large-cap value stocks. The Russell 1000 Value Index is a trademark/service mark of the Frank Russell Co. Russell® is a trademark of the Frank Russell Co.
The Lipper Large-Cap Value Funds Index is an unmanaged index considered representative of large-cap value funds tracked by Lipper.
The Fund is not managed to track the performance of any particular index, including the indexes defined here, and consequently, the performance of the Fund may deviate significantly from the performance of the indexes.
A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group reflects fund expenses; performance of a market index does not.
2	AIM Structured Value Fund

Average Annual Total Returns
As of 2/28/10, including maximum applicable
sales charges

Class A Shares

Inception (3/31/06)	–4.22%

1 Year	42.92

Class B Shares

Inception (3/31/06)	–4.27%

1 Year	44.85

Class C Shares

Inception (3/31/06)	–3.56%

1 Year	48.85

Class R Shares

Inception (3/31/06)	–3.08%

1 Year	50.65

Class Y Shares

Inception	–2.73%

1 Year	51.39

Institutional Class Shares

Inception (3/31/06)	–2.58%

1 Year	51.39
Class Y shares incepted on October 3, 2008. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A shares performance reflects any applicable fee waivers or expense reimbursements.
     The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invescoaim.com for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.
     The net annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, Class R, Class Y and Institutional Class shares was 1.01%, 1.76%, 1.76%, 1.26%, 0.76%, and 0.75%, respectively.1 The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B,

Average Annual Total Returns
As of 12/31/09, the most recent calendar quarter-end, including maximum applicable sales charges

Class A Shares

Inception (3/31/06)	–4.03%

1 Year	13.57

Class B Shares

Inception (3/31/06)	–4.05%

1 Year	14.08

Class C Shares

Inception (3/31/06)	–3.30%

1 Year	18.08

Class R Shares

Inception (3/31/06)	–2.84%

1 Year	19.74

Class Y Shares

Inception	–2.50%

1 Year	20.40

Institutional Class Shares

Inception (3/31/06)	–2.35%

1 Year	20.40
Class C, Class R, Class Y and Institutional Class shares was 1.61%, 2.36%, 2.36%, 1.86% 1.36% and 0.87%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.
     Class A share performance reflects the maximum 5.50% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. Class R shares do not have a front-end sales charge; returns shown are at net asset value and do not reflect a 0.75% CDSC that may be imposed on a total redemption of retirement plan assets within the first year. Class Y and Institutional Class shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.
     The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.
     Had the adviser not waived fees and/or reimbursed expenses on Class A, B, C, R and Y shares, performance would have been lower.

1	Total annual operating expenses less any contractual fee waivers and/or expense reimbursements by the advisor in effect through at least June 30, 2010. See current prospectus for more information.

3	AIM Structured Value Fund

Letters to Shareholders

Bruce Crockett
Dear Fellow Shareholders:
By all accounts, 2009 was a challenging year for all of us. Although the economy and financial markets whipsawed us through much of last year, the final months of the decade concluded with many of us feeling somewhat more optimistic about 2010.
     Perhaps the most valuable takeaway from 2009 is the manner in which it underscored the importance of adopting a long-term, appropriately diversified investment strategy.
     Please be assured that your Board continues to oversee the AIM Funds with a strong sense of responsibility for your savings and your trust. It might also interest you to know that the Board currently has five committees whose members exercise oversight to maintain the AIM Funds “Investor First” orientation. As always, we seek to manage costs and enhance performance in ways that put your interests first.
     To that end, some of you may have seen it reported in the latter part of 2009 that Invesco will assume the management of the Van Kampen family of mutual funds as well as the retail Morgan Stanley funds. The closing will be later this year and we view this addition as an excellent opportunity to provide you access to an even broader range of funds under the Invesco umbrella.
     As always, you’re welcome to contact me at bruce@brucecrockett.com with any questions or concerns you may have. We look forward to representing you and serving you in the coming year.
Sincerely,
Bruce L. Crockett
Independent Chair, AIM Funds Board of Trustees

Philip Taylor
Dear Shareholders:
By February 28, 2010, the U.S. economy had ended its year-long contraction and had enjoyed two quarters of healthy expansion. While most indicators suggested recovery was slowly taking hold, the unemployment rate remained high by historical standards – and the durability of the recovery and the speed with which unemployment might normalize was uncertain.
     Given continued economic uncertainty, I invite you to visit our website, invescoaim.com. There, you’ll find timely economic analysis, market perspective and commentary on your Fund. To access your Fund’s latest quarterly commentary, simply click on Mutual Funds inside the Financial Products box. Next, in the Fund Information box, click on Quarterly Commentary and select your Fund.
Fund names and our corporate name are changing
In the months ahead, you’ll begin to see signs, small and large, of changes to our fund and corporate names. For example, the name “Aim” will no longer be part of our branding, so our logo graphic will be “Invesco” rather than “Invesco Aim” and your “AIM” fund soon will be renamed an Invesco fund. (For example, AIM Charter Fund will become Invesco Charter Fund.) And effective April 30, our Web address will change from invescoaim.com to invesco.com. These changes are the next steps in our rebranding process begun two years ago, when for our corporate name we added “Invesco” in front of “Aim.” The marketplace now widely recognizes that Aim is part of Invesco, and thus it’s time for us to formally acknowledge that connection.
     While market conditions change from time to time, our commitment to putting our clients first, helping you achieve your financial goals and providing excellent customer service will not.
     If you have questions about your account, please contact one of our client services representatives at 800 959 4246. If you have a question or comment for me, please email me at phil@invesco.com.
     Thank you for investing with us.
Sincerely,
Philip Taylor
Senior Managing Director, Invesco Ltd.
CEO, Invesco Aim
4	AIM Structured Value Fund

Schedule of Investments(a)
February 28, 2010
(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–97.77%

Aerospace & Defense–0.90%

United Technologies Corp.	8,900	$610,985

Agricultural Products–0.62%

Archer-Daniels-Midland Co.	14,400	422,784

Apparel Retail–1.45%

Gap, Inc. (The)	45,800	984,700

Apparel, Accessories & Luxury Goods–1.03%

Jones Apparel Group, Inc.	41,600	701,376

Asset Management & Custody Banks–0.54%

Bank of New York Mellon Corp.	12,800	365,056

Automobile Manufacturers–2.21%

Ford Motor Co.(b)	127,900	1,501,546

Biotechnology–1.10%

Amgen Inc.(b)	9,800	554,778

PDL BioPharma Inc.	27,700	193,900

		748,678

Building Products–0.05%

Armstrong World Industries, Inc.(b)	900	33,138

Communications Equipment–0.18%

Aviat Networks Inc.(b)	14,200	87,330

InterDigital, Inc.(b)	1,400	35,910

		123,240

Computer & Electronics Retail–0.39%

Rent-A-Center, Inc.(b)	11,800	262,432

Computer Hardware–1.70%

Dell Inc.(b)	17,900	236,817

Hewlett-Packard Co.	13,100	665,349

International Business Machines Corp.	2,000	254,320

		1,156,486

Computer Storage & Peripherals–1.55%

Western Digital Corp.(b)	27,300	1,054,599

Construction, Farm Machinery & Heavy Trucks–1.76%

Caterpillar Inc.	600	34,230

Navistar International Corp.(b)	3,100	121,396

Oshkosh Corp.(b)	27,400	1,044,488

		1,200,114

	Shares	Value

Consumer Finance–2.33%

American Express Co.	38,300	$1,462,677

Capital One Financial Corp.	3,200	120,800

		1,583,477

Data Processing & Outsourced Services–0.06%

Convergys Corp.(b)	3,300	40,722

Department Stores–0.80%

J.C. Penney Co., Inc.	1,600	44,128

Macy’s, Inc.	26,200	501,730

		545,858

Diversified Banks–3.41%

U.S. Bancorp	21,000	516,810

Wells Fargo & Co.	66,000	1,804,440

		2,321,250

Diversified Chemicals–0.47%

Ashland Inc.	4,800	225,984

Cabot Corp.	3,300	95,898

		321,882

Diversified Metals & Mining–0.11%

Freeport-McMoRan Copper & Gold Inc.	1,000	75,160

Drug Retail–0.35%

Walgreen Co.	6,800	239,632

Electric Utilities–1.60%

Exelon Corp.	25,100	1,086,830

Electronic Components–0.06%

Vishay Intertechnology, Inc.(b)	4,200	43,050

Electronic Manufacturing Services–0.68%

Jabil Circuit, Inc.	30,400	461,168

Forest Products–0.27%

Louisiana-Pacific Corp.(b)	24,400	185,684

General Merchandise Stores–0.27%

Target Corp.	3,600	185,472

Health Care Distributors–0.90%

Cardinal Health, Inc.	12,800	434,816

McKesson Corp.	3,000	177,450

		612,266

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
5	AIM Structured Value Fund

	Shares	Value

Health Care Equipment–0.28%

Hospira, Inc.(b)	1,400	$73,262

Kinetic Concepts, Inc.(b)	2,800	117,376

		190,638

Health Care Facilities–0.24%

Healthsouth Corp.(b)	9,600	166,080

Health Care Services–0.10%

Emergency Medical Services Corp.-Class A(b)	1,300	67,678

Home Improvement Retail–0.77%

Home Depot, Inc. (The)	16,900	527,280

Homebuilding–3.45%

D.R. Horton, Inc.	86,800	1,072,848

KB Home	2,600	42,328

Lennar Corp.-Class A	25,600	420,096

M.D.C. Holdings, Inc.	4,300	147,146

NVR, Inc.(b)	520	368,316

Ryland Group, Inc. (The)	13,200	299,508

		2,350,242

Homefurnishing Retail–0.45%

Williams-Sonoma, Inc.	14,400	309,024

Household Products–2.46%

Procter & Gamble Co. (The)	26,500	1,676,920

Housewares & Specialties–0.68%

American Greetings Corp.-Class A	10,500	200,235

Jarden Corp.	8,100	259,686

		459,921

Independent Power Producers & Energy Traders–2.73%

Constellation Energy Group Inc.	30,600	1,073,142

Mirant Corp.(b)	62,200	782,476

		1,855,618

Industrial Conglomerates–2.04%

Carlisle Cos. Inc.	8,600	294,980

General Electric Co.	68,300	1,096,898

		1,391,878

Industrial Machinery–0.26%

Illinois Tool Works Inc.	3,900	177,528

Integrated Oil & Gas–13.73%

Chevron Corp.	37,800	2,732,940

ConocoPhillips	35,100	1,684,800

	Shares	Value

Integrated Oil & Gas-(continued)

Exxon Mobil Corp.	60,900	$3,958,500

Occidental Petroleum Corp.	12,200	974,170

		9,350,410

Integrated Telecommunication Services–6.47%

AT&T Inc.	112,200	2,783,682

Verizon Communications Inc.	56,100	1,622,973

		4,406,655

Internet Software & Services–0.20%

AOL Inc.(b)	5,500	136,290

Investment Banking & Brokerage–3.53%

Goldman Sachs Group, Inc. (The)	11,550	1,805,843

Morgan Stanley	21,100	594,598

		2,400,441

Life & Health Insurance–2.60%

Aflac, Inc.	13,000	642,850

Lincoln National Corp.	10,000	251,800

MetLife, Inc.	1,300	47,307

Prudential Financial, Inc.	15,800	828,078

		1,770,035

Managed Health Care–2.06%

Coventry Health Care, Inc.(b)	3,000	69,540

Humana Inc.(b)	9,000	425,970

UnitedHealth Group Inc.	26,700	904,062

		1,399,572

Movies & Entertainment–1.48%

Time Warner Inc.	34,600	1,004,784

Multi-Line Insurance–0.76%

Genworth Financial Inc.-Class A(b)	5,000	79,700

Hartford Financial Services Group, Inc. (The)	18,100	441,097

		520,797

Office Electronics–0.10%

Xerox Corp.	7,400	69,338

Office Services & Supplies–0.38%

HNI Corp.	4,800	114,096

Pitney Bowes Inc.	6,300	144,270

		258,366

Oil & Gas Drilling–0.05%

Patterson-UTI Energy, Inc.	2,000	30,880

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
6	AIM Structured Value Fund

	Shares	Value

Oil & Gas Equipment & Services–1.39%

National-Oilwell Varco Inc.	20,200	$878,094

Oil States International, Inc.(b)	1,600	68,832

		946,926

Oil & Gas Refining & Marketing–0.37%

World Fuel Services Corp.	9,600	253,632

Other Diversified Financial Services–2.65%

Bank of America Corp.	45,700	761,362

Citigroup Inc.(b)	15,000	51,000

JPMorgan Chase & Co.	23,600	990,492

		1,802,854

Paper Packaging–0.88%

Temple-Inland Inc.	32,300	601,426

Paper Products–1.98%

Domtar Corp.(b)	5,000	261,350

International Paper Co.	45,600	1,056,552

MeadWestvaco Corp.	1,400	32,116

		1,350,018

Pharmaceuticals–7.15%

Eli Lilly and Co.	13,600	467,024

Forest Laboratories, Inc.(b)	15,600	466,128

Merck & Co., Inc.	23,000	848,240

Pfizer Inc.	154,900	2,718,495

Valeant Pharmaceuticals International(b)	10,000	372,200

		4,872,087

Property & Casualty Insurance–6.03%

Axis Capital Holdings Ltd.	5,200	163,540

Chubb Corp. (The)	26,300	1,327,098

Travelers Cos., Inc. (The)	31,300	1,646,067

XL Capital Ltd.-Class A	53,200	971,964

		4,108,669

Publishing–2.28%

Gannett Co., Inc.	87,800	1,330,170

McGraw-Hill Cos., Inc. (The)	4,500	153,900

Scholastic Corp.	2,300	67,620

		1,551,690

Reinsurance–0.72%

Everest Re Group, Ltd.	1,000	85,420

PartnerRe Ltd. (Bermuda)	1,400	111,454

RenaissanceRe Holdings Ltd.	5,300	293,408

		490,282

Retail REIT’s–0.20%

Simon Property Group, Inc.	1,700	133,093

	Shares	Value

Semiconductor Equipment–0.36%

Amkor Technology, Inc.(b)	40,400	$243,208

Semiconductors–0.89%

Micron Technology, Inc.(b)	63,100	571,686

Texas Instruments Inc.	1,400	34,132

		605,818

Specialized REIT’s–0.67%

Public Storage	5,200	427,388

Ventas, Inc.	700	30,933

		458,321

Specialty Chemicals–0.38%

Lubrizol Corp. (The)	400	31,604

W.R. Grace & Co. (b)	7,900	228,784

		260,388

Steel–1.23%

Reliance Steel & Aluminum Co.	13,100	580,854

Worthington Industries, Inc.	16,300	258,192

		839,046

Systems Software–0.61%

Microsoft Corp.	8,700	249,342

Symantec Corp. (b)	10,000	165,500

		414,842

Technology Distributors–0.15%

Avnet, Inc.(b)	1,800	49,698

Tech Data Corp. (b)	1,300	55,692

		105,390

Wireless Telecommunication Services–0.22%

Sprint Nextel Corp.(b)	45,300	150,849

Total Common Stocks & Other Equity Interests (Cost $62,206,330)		66,576,499

	Principal
	Amount

U.S. Treasury Bills–0.42%

0.04%, 03/18/10 (Cost $289,995) (c)(d)	$290,000	289,995

	Shares

Money Market Funds–1.69%

Liquid Assets Portfolio-Institutional Class (e)	574,064	574,064

Premier Portfolio-Institutional Class(e)	574,064	574,064

Total Money Market Funds (Cost $1,148,128)		1,148,128

TOTAL INVESTMENTS–99.88% (Cost $63,644,453)		68,014,622

OTHER ASSETS LESS LIABILITIES–0.12%		80,785

NET ASSETS–100.00%		$68,095,407

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
7	AIM Structured Value Fund

Investment Abbreviations:
REIT – Real Estate Investment Trust
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

(d)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1I and Note 4. (e) The money market fund and the Fund are affiliated by having the same investment adviser.
Portfolio Composition
By sector, based on Net Assets
as of February 28, 2010

Financials	23.4%

Energy	15.6

Consumer Discretionary	15.3

Health Care	11.8

Telecommunication Services	6.7

Information Technology	6.6

Industrials	5.4

Materials	5.3

Utilities	4.3

Consumer Staples	3.4

U.S. Treasury Bills, Money Market Funds Plus Other Assets Less Liabilities	2.2

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
8      AIM Structured Value Fund

Statement of Assets and Liabilities
February 28, 2010
(Unaudited)

Assets:
Investments, at value (Cost $62,496,325)	$66,866,494

Investments in affiliated money market funds, at value and cost	1,148,128

Total investments, at value (Cost $63,644,453)	68,014,622

Receivables for:
Investments sold	4,423,798

Variation margin	1,210

Fund shares sold	24,676

Dividends	158,334

Fund expenses absorbed	12,956

Investment for trustee deferred compensation and retirement plans	6,273

Other assets	42,893

Total assets	72,684,762

Liabilities:
Payables for:
Investments purchased	4,514,753

Fund shares reacquired	17,317

Accrued fees to affiliates	3,239

Accrued other operating expenses	42,590

Trustee deferred compensation and retirement plans	11,456

Total liabilities	4,589,355

Net assets applicable to shares outstanding	$68,095,407

Net assets consist of:

Shares of beneficial interest	$111,468,807

Undistributed net investment income	529,210

Undistributed net realized gain (loss)	(48,281,231)

Unrealized appreciation	4,378,621

$68,095,407

Net Assets:
Class A	$1,914,672

Class B	$557,768

Class C	$227,195

Class R	$50,618

Class Y	$94,599

Institutional Class	$65,250,555

Shares outstanding, $0.01 par value per share, unlimited number of shares authorized:
Class A	232,000

Class B	67,757

Class C	27,612

Class R	6,141

Class Y	11,459

Institutional Class	7,900,923

Class A:
Net asset value per share	$8.25

Maximum offering price per share (Net asset value of $8.25 ÷ 94.50%)	$8.73

Class B:
Net asset value and offering price per share	$8.23

Class C:
Net asset value and offering price per share	$8.23

Class R:
Net asset value and offering price per share	$8.24

Class Y:
Net asset value and offering price per share	$8.26

Institutional Class:
Net asset value and offering price per share	$8.26

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
9      AIM Structured Value Fund

Statement of Operations
For the six months ended February 28, 2010
(Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $(38))	$861,374

Dividends from affiliated money market funds	888

Interest	123

Total investment income	862,385

Expenses:
Advisory fees	215,629

Administrative services fees	24,795

Custodian fees	7,702

Distribution fees:
Class A	2,173

Class B	2,593

Class C	1,195

Class R	109

Transfer agent fees — A, B, C, R and Y	4,936

Transfer agent fees — Institutional	1,863

Trustees’ and officers’ fees and benefits	10,590

Registration and filing fees	33,346

Professional services fees	27,437

Other	17,732

Total expenses	350,100

Less: Fees waived and expenses reimbursed	(74,981)

Net expenses	275,119

Net investment income	587,266

Realized and unrealized gain (loss) from:
Net realized gain from:
Investment securities	1,432,749

Futures contracts	114,621

1,547,370

Change in net unrealized appreciation (depreciation) of:
Investment securities	3,403,589

Futures contracts	(63,778)

3,339,811

Net realized and unrealized gain	4,887,181

Net increase in net assets resulting from operations	$5,474,447

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
10      AIM Structured Value Fund

Statement of Changes in Net Assets
For the six months ended February 28, 2010 and the year ended August 31, 2009
(Unaudited)

	February 28,	August 31,
	2010	2009

Operations:
Net investment income	$587,266	$1,933,513

Net realized gain (loss)	1,547,370	(34,267,689)

Change in net unrealized appreciation	3,339,811	6,142,080

Net increase (decrease) in net assets resulting from operations	5,474,447	(26,192,096)

Distributions to shareholders from net investment income:
Class A	(35,323)	(70,369)

Class B	(8,949)	(13,013)

Class C	(3,046)	(3,568)

Class R	(831)	(418)

Class Y	(2,010)	(5,073)

Institutional Class	(1,451,015)	(2,408,982)

Total distributions from net investment income	(1,501,174)	(2,501,423)

Share transactions-net:
Class A	161,521	(1,417,556)

Class B	120,935	(361,809)

Class C	(44,180)	67,296

Class R	13,652	23,234

Class Y	(13,475)	117,368

Institutional Class	(10,363,073)	(35,132,527)

Net increase (decrease) in net assets resulting from share transactions	(10,124,620)	(36,703,994)

Net increase (decrease) in net assets	(6,151,347)	(65,397,513)

Net assets:
Beginning of period	74,246,754	139,644,267

End of period (includes undistributed net investment income of $529,210 and $1,443,118, respectively)	$68,095,407	$74,246,754

Notes to Financial Statements
February 28, 2010
(Unaudited)
NOTE 1—Significant Accounting Policies
AIM Structured Value Fund (the “Fund”) is a series portfolio of AIM Counselor Series Trust (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of seven separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.
     The Fund’s investment objective is long-term growth of capital.
     The Fund currently consists of six different classes of shares: Class A, Class B, Class C, Class R, Class Y and Institutional Class. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waiver shares may be subject to contingent deferred sales charges (“CDSC”). Class B shares and Class C shares are sold with a CDSC. Class R, Class Y and Institutional Class shares are sold at net asset value. Under certain circumstances, Class R shares are subject to a CDSC. Effective April 1, 2010, Class R shares will no longer be subject to a CDSC. Generally, Class B shares will automatically convert to Class A shares on or about the month-end which is at least eight years after the date of purchase.
     The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
11	AIM Structured Value Fund

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.

Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees
12	AIM Structured Value Fund

and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.	Distributions — Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print, which is generally 45 days from the period-end date.

H.	Indemnifications — Under the Trust’s organizational documents, each trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.	Futures Contracts — The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal counterparty risk since the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.

J.	Collateral — To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.
NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Net Assets	Rate

First $250 million	0.60%

Next $250 million	0.575%

Next $500 million	0.55%

Next $1.5 billion	0.525%

Next $2.5 billion	0.50%

Next $2.5 billion	0.475%

Next $2.5 billion	0.45%

Over $10 billion	0.425%

13	AIM Structured Value Fund

     Under the terms of a master sub-advisory agreement approved by shareholders of the Funds between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Funds, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide discretionary investment management services to each Fund based on the percentage of assets allocated to such Sub-Adviser(s).
     On December 31, 2009, Invesco Aim Advisors, Inc., Invesco Aim Capital Management, Inc., Invesco Aim Private Asset Management, Inc. and Invesco Global Asset Management (N.A.), Inc. merged into Invesco Institutional (N.A.), Inc. and the consolidated adviser firm was renamed Invesco Advisers, Inc.
     The Adviser has contractually agreed, through at least June 30, 2010, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver (excluding certain items discussed below) of Class A, Class B, Class C, Class R, Class Y and Institutional Class shares to 1.00%, 1.75%, 1.75%, 1.25%, 0.75% and 0.75%, respectively, of average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. The Board of Trustees or Invesco may terminate the fee waiver arrangement at any time.
     The Adviser has contractually agreed, through at least June 30, 2010, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.
     For the six months ended February 28, 2010, the Adviser waived advisory fees $68,182 and reimbursed class level expenses of $3,259, $973, $448, $81, $175 and $1,863 of Class A, Class B, Class C, Class R, Class Y and Institutional Class shares, respectively.
     At the request of the Trustees of the Trust, Invesco Ltd. agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement are included in the Statement of Operations. For the six months ended February 28, 2010, Invesco Ltd. did not reimburse any expenses.
     The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended February 28, 2010, expenses incurred under the agreement are shown in the Statement of Operations as administrative services fees.
     The Trust has entered into a transfer agency and service agreement with Invesco Aim Investment Services, Inc. (“IAIS”) pursuant to which the Fund has agreed to pay IAIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IAIS for certain expenses incurred by IAIS in the course of providing such services. IAIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IAIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended February 28, 2010, expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.
     The Trust has entered into master distribution agreements with Invesco Aim Distributors, Inc. (“IADI”) to serve as the distributor for the Class A, Class B, Class C, Class R, Class Y and Institutional Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class B, Class C and Class R shares (collectively the “Plans”). The Fund, pursuant to the Plans, pays IADI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares and 0.50% of the average daily net assets of Class R shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. For the six months ended February 28, 2010, expenses incurred under the Plans are shown in the Statement of Operations as distribution fees.
     Front-end sales commissions and CDSC (collectively the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended February 28, 2010, IADI advised the Fund that IADI retained $660 in front-end sales commissions from the sale of Class A shares and $0, $2,725, $0 and $0 from Class A, Class B, Class C and Class R shares, respectively, for CDSC imposed on redemptions by shareholders.
     Certain officers and trustees of the Trust are officers and directors of Invesco, IAIS and/or IADI.
NOTE 3—Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs
14	AIM Structured Value Fund

reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
     The following is a summary of the tiered valuation input levels, as of February 28, 2010. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Equity Securities	$67,724,627	$—	$—	$67,724,627

U.S. Treasury Securities	—	289,995	—	289,995

	$67,724,627	$289,995	$—	$68,014,622

Other Investments*	8,452	—	—	8,452

Total Investments	$67,733,079	$289,995	$—	$68,023,074

*	Other Investments includes futures, which are included at unrealized appreciation.
NOTE 4—Derivative Investments
The Fund has implemented the required disclosures about derivative instruments and hedging activities in accordance with GAAP. GAAP has intended to improve financial reporting about derivative instruments and hedging activities by requiring enhanced disclosures to enable investors to better understand their effects on an entity’s financial position and financial performance. The enhanced disclosure has no impact on the results of operations reported in the financial statements.
Value of Derivative Instruments at Period-End
The Table below summarizes the value of the Fund’s derivative instruments, detailed by primary risk exposure, held as of February 28, 2010:

	Value
Risk Exposure/ Derivative Type	Assets	Liabilities

Market risk
Futures contracts(a)	$8,452	$—

(a)	Includes cumulative appreciation of futures contracts. Only current day’s variation margin receivable is reported within the Statement of Assets and Liabilities.
Effect of Derivative Instruments for the six months ended February 28, 2010
The table below summarizes the gains on derivative instruments, detailed by primary risk exposure, recognized in earnings during the period:

Location of Gain on
Statement of Operations
Futures*

Realized Gain
Market risk	$114,621

Change in Unrealized Appreciation (Depreciation)
Market risk	(63,778)

Total	$50,843

*	The average value of futures outstanding during the period was $1,412,652.

Open Futures Contracts
	Number of	Month/		Unrealized
Contract	Contracts	Commitment	Value	Appreciation

Chicago Mercantile Exchange S&P 500 Index	22	March-2010/Long	$1,213,740	$8,452

NOTE 5—Trustees’ and Officers’ Fees and Benefits
“Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and “Trustees’ and Officers’ Fees and Benefits” also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. “Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to fund such retirement benefits.
Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
     During the six months ended February 28, 2010, the Fund paid legal fees of $1,014 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.
15	AIM Structured Value Fund

NOTE 6—Cash Balances
The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The State Street Bank and Trust Company, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.
NOTE 7—Tax Information
The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
     Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
     The Fund had a capital loss carryforward as of August 31, 2009 which expires as follows:

	Capital Loss
Expiration	Carryforward	*

August 31, 2016	$430,774

August 31, 2017	20,885,835

Total capital loss carryforward	$21,316,609

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.
NOTE 8—Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended February 28, 2010 was $30,737,925 and $42,252,150, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.
Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$6,796,267

Aggregate unrealized (depreciation) of investment securities	(4,022,710)

Net unrealized appreciation of investment securities	$2,773,557

Cost of investments for tax purposes is $65,241,065.
16	AIM Structured Value Fund

NOTE 9—Share Information

	Summary of Share Activity
	Six months ended		Year ended
	February 28, 2010(a)		August 31, 2009
	Shares	Amount	Shares	Amount

Sold:
Class A	38,958	$322,571	130,514	$879,263

Class B	35,840	297,508	36,712	245,248

Class C	2,383	19,836	23,865	173,244

Class R	1,566	12,831	5,096	41,323

Class Y(b)	550	4,515	28,662	239,041

Institutional Class	242,264	2,008,734	686,674	4,780,084

Issued as reinvestment of dividends:
Class A	4,171	34,581	10,273	70,309

Class B	1,038	8,596	1,816	12,474

Class C	360	2,981	509	3,504

Class R	100	831	61	418

Class Y	243	2,010	739	5,073

Institutional Class	175,032	1,451,015	351,163	2,408,982

Automatic conversion of Class B shares to Class A shares:
Class A	4,957	40,811	13,879	95,812

Class B	(4,979)	(40,811)	(13,941)	(95,812)

Reacquired:
Class A(b)	(28,721)	(236,442)	(370,317)	(2,462,940)

Class B	(17,412)	(144,358)	(79,923)	(523,719)

Class C	(8,262)	(66,997)	(16,009)	(109,452)

Class R	(1)	(10)	(2,546)	(18,507)

Class Y	(2,548)	(20,000)	(16,187)	(126,746)

Institutional Class	(1,664,822)	(13,822,822)	(5,929,928)	(42,321,593)

Net increase (decrease) in share activity	(1,219,283)	$(10,124,620)	(5,138,888)	$(36,703,994)

(a)	88% of the outstanding shares of the Fund are owned by affiliated mutual funds. Affiliated mutual funds are other mutual funds that are also advised by Invesco.

(b)	Effective upon the commencement date of Class Y shares, October 3, 2008, the following shares were converted from Class A into Class Y shares of the Fund:

Class	Shares	Amount

Class Y	27,463	$229,041

Class A	(27,463)	(229,041)

NOTE 10—Subsequent Event
Effective April 30, 2010, any and all references to “AIM” or “Invesco Aim” will be changed to “Invesco”.
17	AIM Structured Value Fund

NOTE 11—Financial Highlights
The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

											Ratio of		Ratio of
											expenses		expenses
			Net gains								to average		to average net		Ratio of net
	Net asset		(losses) on		Dividends	Distributions					net assets		assets without		investment
	value,	Net	securities (both	Total from	from net	from net		Net asset		Net assets,	with fee waivers		fee waivers		income
	beginning	investment	realized and	investment	investment	realized	Total	value, end	Total	end of period	and/or expenses		and/or expenses		to average		Portfolio
	of period	income(a)	unrealized)	operations	income	gains	Distributions	of period	Return(b)	(000s omitted)	absorbed		absorbed		net assets		turnover(c)

Class A
Six months ended 02/28/10	$7.83	$0.06	$0.53	$0.59	$(0.17)	$—	$(0.17)	$8.25	7.51%	$1,915	1.00	%(d)	1.56	%(d)	1.40	%(d)	44%
Year ended 08/31/09	9.54	0.14	(1.68)	(1.54)	(0.17)	—	(0.17)	7.83	(15.87)	1,665	1.01		1.61		1.96		78
Year ended 08/31/08	11.40	0.16	(1.70)	(1.54)	(0.11)	(0.21)	(0.32)	9.54	(13.83)	4,088	1.01		1.42		1.57		88
Year ended 08/31/07	10.44	0.14	0.89	1.03	(0.06)	(0.01)	(0.07)	11.40	9.80	2,011	1.01		1.36		1.17		62
Year ended 08/31/06(e)	10.00	0.20	0.24	0.44	—	—	—	10.44	4.40	856	1.03	(f)	5.80	(f)	4.59	(f)	5

Class B
Six months ended 02/28/10	7.79	0.03	0.53	0.56	(0.12)	—	(0.12)	8.23	7.15	558	1.75	(d)	2.31	(d)	0.65	(d)	44
Year ended 08/31/09	9.50	0.09	(1.68)	(1.59)	(0.12)	—	(0.12)	7.79	(16.60)	415	1.76		2.36		1.21		78
Year ended 08/31/08	11.35	0.08	(1.70)	(1.62)	(0.02)	(0.21)	(0.23)	9.50	(14.50)	1,031	1.76		2.17		0.82		88
Year ended 08/31/07	10.40	0.05	0.91	0.96	—	(0.01)	(0.01)	11.35	9.20	718	1.76		2.11		0.42		62
Year ended 08/31/06(e)	10.00	0.16	0.24	0.40	—	—	—	10.40	4.00	790	1.78	(f)	6.55	(f)	3.84	(f)	5

Class C
Six months ended 02/28/10	7.79	0.03	0.53	0.56	(0.12)	—	(0.12)	8.23	7.15	227	1.75	(d)	2.31	(d)	0.65	(d)	44
Year ended 08/31/09	9.49	0.08	(1.66)	(1.58)	(0.12)	—	(0.12)	7.79	(16.51)	258	1.76		2.36		1.21		78
Year ended 08/31/08	11.33	0.08	(1.69)	(1.61)	(0.02)	(0.21)	(0.23)	9.49	(14.43)	235	1.76		2.17		0.82		88
Year ended 08/31/07	10.40	0.05	0.89	0.94	—	(0.01)	(0.01)	11.33	9.01	156	1.76		2.11		0.42		62
Year ended 08/31/06(e)	10.00	0.16	0.24	0.40	—	—	—	10.40	4.00	632	1.78	(f)	6.55	(f)	3.84	(f)	5

Class R
Six months ended 02/28/10	7.82	0.05	0.52	0.57	(0.15)	—	(0.15)	8.24	7.30	51	1.25	(d)	1.81	(d)	1.15	(d)	44
Year ended 08/31/09	9.52	0.12	(1.67)	(1.55)	(0.15)	—	(0.15)	7.82	(16.01)	35	1.26		1.86		1.71		78
Year ended 08/31/08	11.38	0.13	(1.70)	(1.57)	(0.08)	(0.21)	(0.29)	9.52	(14.08)	18	1.26		1.67		1.32		88
Year ended 08/31/07	10.42	0.11	0.90	1.01	(0.04)	(0.01)	(0.05)	11.38	9.65	10	1.26		1.61		0.92		62
Year ended 08/31/06(e)	10.00	0.18	0.24	0.42	—	—	—	10.42	4.20	625	1.28	(f)	6.05	(f)	4.34	(f)	5

Class Y
Six months ended 02/28/10	7.84	0.07	0.54	0.61	(0.19)	—	(0.19)	8.26	7.75	95	0.75	(d)	1.31	(d)	1.65	(d)	44
Year ended 08/31/09(e)	8.34	0.14	(0.46)	(0.32)	(0.18)	—	(0.18)	7.84	(3.57)	104	0.76	(f)	1.45	(f)	2.21	(f)	78

Institutional Class
Six months ended 02/28/10	7.85	0.07	0.53	0.60	(0.19)	—	(0.19)	8.26	7.61	65,251	0.75	(d)	0.94	(d)	1.65	(d)	44
Year ended 08/31/09	9.56	0.15	(1.67)	(1.52)	(0.19)	—	(0.19)	7.85	(15.59)	71,770	0.75		0.87		2.22		78
Year ended 08/31/08	11.43	0.19	(1.71)	(1.52)	(0.14)	(0.21)	(0.35)	9.56	(13.64)	134,272	0.75		0.78		1.83		88
Year ended 08/31/07	10.45	0.17	0.89	1.06	(0.07)	(0.01)	(0.08)	11.43	10.13	134,931	0.75		0.94		1.43		62
Year ended 08/31/06(e)	10.00	0.21	0.24	0.45	—	—	—	10.45	4.50	73,488	0.77	(f)	5.50	(f)	4.85	(f)	5

(a)	Calculated using average shares outstanding.

(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.

(d)	Ratios are annualized and based on average daily net assets (000’s omitted) of $1,752, $523, $241, $44, $94 and $69,818 for Class A, Class B, Class C, Class R, Class Y and Institutional Class shares, respectively.

(e)	Commencement date of March 31, 2006 for Class A, Class B, Class C, Class R and Institutional Class shares and October 3, 2008 for Class Y shares.

(f)	Annualized.
18	AIM Structured Value Fund

Calculating your ongoing Fund expenses
Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2009 through February 28, 2010.
Actual expenses
The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical example for comparison purposes
The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.
     The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
     Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

				HYPOTHETICAL
				(5% annual return before
		ACTUAL		expenses)
	Beginning	Ending	Expenses	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Account Value	Paid During	Expense
Class	(09/01/09)	(02/28/10)[1]	Period[2]	(02/28/10)	Period[2]	Ratio
A	$1,000.00	$1,075.10	$5.15	$1,019.84	$5.01	1.00%
B	1,000.00	1,071.50	8.99	1,016.12	8.75	1.75
C	1,000.00	1,071.50	8.99	1,016.12	8.75	1.75
R	1,000.00	1,073.00	6.42	1,018.60	6.26	1.25
Y	1,000.00	1,077.50	3.86	1,021.08	3.76	0.75
Institutional	1,000.00	1,076.10	3.86	1,021.08	3.76	0.75

[1]	The actual ending account value is based on the actual total return of the Fund for the period September 1, 2009 through February 28, 2010, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.
19	AIM Structured Value Fund

Go Paperless with eDelivery Visit invescoaim.com/edelivery to receive quarterly statements, tax forms, fund reports and prospectuses with a service that’s all about eeees: – environmentally friendly. Go green by reducing the number of trees used to produce paper. – economical. Help reduce your fund’s printing and delivery expenses and put more capital back in your fund’s returns. – efficient. Stop waiting for regular mail. Your documents will be sent via email as soon as they’re available. – easy. Download, save and print files using your home computer with a few clicks of your mouse. This service is provided by Invesco Aim Investment Services, Inc.

Invesco Aim Privacy Policy
You share personal and financial information with us that is necessary for your transactions and your account records. We take very seriously the obligation to keep that information confi dential and private.
     Invesco Aim collects nonpublic personal information about you from account applications or other forms you complete and from your transactions with us or our affiliates. We do not disclose information about you or our former customers to service providers or other third parties except to the extent necessary to service your account and in other limited circumstances as permitted by law. For example, we use this information to facilitate the delivery of transaction confirmations, financial reports, prospectuses and tax forms.
     Even within Invesco Aim, only people involved in the servicing of your accounts and compliance monitoring have access to your information. To ensure the highest level of confidentiality and security, Invesco Aim maintains physical, electronic and procedural safeguards that meet or exceed federal standards. Special measures, such as data encryption and authentication, apply to your communications with us on our website — invescoaim.com. More detail is available to you at that site.

Important Notice Regarding Delivery of Security Holder Documents
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Aim Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information
The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invescoaim.com. In the Financial Products box, click on Mutual Funds; then, in the Fund Information box, select Complete Quarterly Holdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-09913 and 333-36074.
     A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or on the Invesco Aim website, invescoaim.com. Click the About Us tab at the top of the home page; click on Legal Information; and then click on Invesco Aim Proxy Voting Guidelines. The information is also available on the SEC website, sec.gov.
     Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2009, is available at our website, invescoaim.com. Click the About Us tab at the top of the home page; click on Legal Information; and then click on Proxy Voting Search. The information is also available on the SEC website, sec.gov.

If used after July 20, 2010, this report must be accompanied by a Quarterly Performance Review for the most recent quarter-end.
     Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Aim Distributors, Inc. is the U.S. distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.
     On or about April 30, 2010, Invesco Aim Distributors, Inc. becomes Invesco Distributors, Inc., Invesco Aim Investment Services, Inc. becomes Invesco Investment Services, Inc., and AIM funds become Invesco funds. In addition, invescoaim.com becomes invesco.com.
SVAL-SAR-1      Invesco Aim Distributors, Inc.

ITEM 2.	CODE OF ETHICS.
There were no amendments to the Code of Ethics (the “Code”) that applies to the Registrant’s Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) during the period covered by the report. The Registrant did not grant any waivers, including implicit waivers, from any provisions of the Code to the PEO or PFO during the period covered by this report.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.
Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.
Investments in securities of unaffiliated issuers is included as part of the reports to stockholders filed under Item 1 of this Form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
None.

ITEM 11.	CONTROLS AND PROCEDURES.
(a)	As of March 19, 2010, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of March 19, 2010, the Registrant’s disclosure controls and procedures were reasonably designed to ensure: (1) that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

12(a) (1)	Not applicable.

12(a) (2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a) (3)	Not applicable.

12(b)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Registrant:     AIM Counselor Series Trust

By:	/s/ Philip A. Taylor Philip A. Taylor
Principal Executive Officer
Date: May 6, 2010
Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Philip A. Taylor Philip A. Taylor
Principal Executive Officer
Date: May 6, 2010

By:	/s/ Sheri Morris Sheri Morris
Principal Financial Officer
Date: May 6, 2010

EXHIBIT INDEX

12(a) (1)	Not applicable.

12(a) (2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a) (3)	Not applicable.

12(b)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.